UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224
MML Series Investment Fund
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)
David W. O’Leary 1295 State Street, Springfield, MA		01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/04

Item 1. Schedule of Investments.

MML Money Market Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 100.2%
Commercial Paper — 64.8%
Abbott Laboratories +
1.540%	10/26/2004	$1,740,000	$1,738,139
American Honda Finance Corp.
1.740%	11/16/2004	1,640,000	1,636,354
Anheuser-Busch Cos., Inc.
1.630%	10/18/2004	1,760,000	1,758,645
Anheuser-Busch Cos., Inc.
1.660%	11/09/2004	1,340,000	1,337,590
Bank of America Corp.
1.490%	10/04/2004	2,965,000	2,964,632
Bemis Co.
1.520%	10/08/2004	2,155,000	2,154,363
Caterpillar Financial Services Corp.
1.680%	11/30/2004	2,075,000	2,069,190
CIT Group, Inc.
1.570%	10/20/2004	980,000	979,188
CIT Group, Inc.
1.600%	10/21/2004	760,000	759,325
CIT Group, Inc.
1.780%	10/26/2004	1,300,000	1,298,393
Clorox Co.
1.750%	10/14/2004	2,025,000	2,023,720
The Coca-Cola Co.
1.790%	12/30/2004	3,100,000	3,086,128
Dow Jones & Co., Inc. +
1.630%	11/22/2004	2,575,000	2,568,937
Dupont EI de Nemours Co.
1.740%	10/20/2004	2,490,000	2,487,713
Dupont EI de Nemours Co.
1.760%	12/10/2004	520,000	518,220
Eli Lilly & Co. +
1.560%	10/25/2004	3,100,000	3,096,776
Equitable Resources, Inc. +
1.670%	10/18/2004	2,000,000	1,998,423
Gannett Co., Inc.
1.490%	10/13/2004	2,700,000	2,698,659
General Electric Capital Corp.
1.770%	12/15/2004	2,465,000	2,455,910
Harley-Davidson, Inc. +
1.570%	10/01/2004	2,850,000	2,850,000
Hershey Foods Corp. +
1.650%	10/15/2004	1,350,000	1,349,134
Hewlett-Packard Co. +
1.635%	10/29/2004	3,100,000	3,096,058
Household Finance Corp.
1.750%	11/05/2004	2,695,000	2,690,415
Kimberly-Clark Worldwide +
1.720%	10/27/2004	3,020,000	3,016,249
McCormick & Co., Inc. +
1.690%	11/02/2004	3,000,000	2,995,493

1

Minnesota Mining & Manufacturing Co.
1.620%	10/22/2004	$1,545,000	$1,543,540
Minnesota Mining & Manufacturing Co.
1.710%	10/27/2004	1,400,000	1,398,271
Nestle Capital Corp. +
1.450%	10/14/2004	1,100,000	1,099,424
Nestle Capital Corp. +
1.600%	11/16/2004	1,010,000	1,007,935
Paccar Financial Corp.
1.600%	11/10/2004	1,645,000	1,642,075
Paccar Financial Corp.
1.610%	11/15/2004	1,450,000	1,447,082
Pfizer, Inc. +
1.480%	10/12/2004	3,000,000	2,998,643
Procter & Gamble Co. +
1.480%	10/15/2004	3,100,000	3,098,216
South Carolina Electric & Gas
1.780%	10/19/2004	2,900,000	2,897,419
Unilever Capital Corp. +
1.710%	11/19/2004	3,100,000	3,092,785
Wal-Mart Stores, Inc. +
1.550%	10/05/2004	3,060,000	3,059,473
Wisconsin Electric Power Co.
1.680%	10/06/2004	3,000,000	2,999,300
			79,911,817

U.S. Treasury Bills — 35.4%
U.S. Treasury Bill
1.110%	10/14/2004	1,430,000	1,429,427
U.S. Treasury Bill
1.125%	10/28/2004	1,825,000	1,823,460
U.S. Treasury Bill
1.135%	10/21/2004	2,235,000	2,233,590
U.S. Treasury Bill
1.175%	10/07/2004	4,950,000	4,949,030
U.S. Treasury Bill
1.220%	10/28/2004	2,225,000	2,222,964
U.S. Treasury Bill
1.270%	11/04/2004	2,320,000	2,317,217
U.S. Treasury Bill
1.305%	11/12/2004	3,300,000	3,294,975
U.S. Treasury Bill
1.442%	11/18/2004	2,330,000	2,325,520
U.S. Treasury Bill
1.519%	12/02/2004	2,400,000	2,393,723
U.S. Treasury Bill
1.577%	12/09/2004	2,275,000	2,268,124
U.S. Treasury Bill
1.600%	12/09/2004	2,090,000	2,083,591
U.S. Treasury Bill
1.615%	01/06/2005	2,265,000	2,255,144
U.S. Treasury Bill
1.631%	12/16/2004	1,400,000	1,395,181

2

U.S. Treasury Bill
1.635%	12/16/2004	$2,680,000	$2,670,750
U.S. Treasury Bill
1.637%	02/03/2005	2,630,000	2,615,056
U.S. Treasury Bill
1.704%	02/10/2005	1,650,000	1,639,694
U.S. Treasury Bill
1.720%	01/20/2005	2,575,000	2,561,344
U.S. Treasury Bill
1.859%	02/17/2005	3,100,000	3,077,749
			43,556,539

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost) *			123,468,356

TOTAL INVESTMENTS — 100.2%

Other Assets/(Liabilities) — (0.2%)			(187,630)

NET ASSETS — 100.0%			$123,280,726

Notes to Portfolio of Investments

*                                         See Note 3 for aggregate cost for Federal tax purposes.

+                                         Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities amounted to a value of $37,065,685 or 30.1% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

3

MML Managed Bond Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 94.0%
ASSET BACKED SECURITIES — 3.3%
Capital Auto Receivables Asset Trust Series 2003-1, Class A2A
2.270%	01/17/2006	$1,375,000	$1,376,074
Chase Mortgage Finance Co. Series 2003-S11, Class 1A-1
5.000%	10/25/2033	2,918,640	2,858,841
Ford Credit Auto Owner Trust Series 2003-A, Class A3A
2.200%	07/17/2006	1,475,000	1,475,230
MMCA Automobile Trust Series 2002-3, Class A3
2.970%	03/15/2007	731,764	732,335
National City Auto Receivables Trust Series 2002-A, Class A4
4.830%	08/15/2009	3,000,000	3,063,282
New Century Home Equity Loan Trust Series 1997-NC5, Class A6
6.700%	10/25/2028	316,991	317,784
Travelers Funding Limited Series 1A, Class A1 +
6.300%	02/18/2014	1,130,991	1,176,231
Vanderbilt Mortgage and Finance, Inc. Series 2002-C, Class A2
4.230%	02/07/2015	1,475,000	1,485,144

TOTAL ASSET BACKED SECURITIES
(Cost $12,502,420)			12,484,921

CORPORATE DEBT — 45.4%
Alcan Aluminum Limited
6.250%	11/01/2008	800,000	870,757
Allied Waste North America Series B
5.750%	02/15/2011	350,000	332,500
American General Finance Corp.
5.875%	07/14/2006	1,000,000	1,050,222
American Greetings Corp. +++
6.100%	08/01/2028	1,730,000	1,846,775
American Honda Finance Corp. +
3.850%	11/06/2008	850,000	854,570
American Standard, Inc.
7.625%	02/15/2010	800,000	906,000
Ametek, Inc.
7.200%	07/15/2008	1,150,000	1,255,867
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	850,000	856,088
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	965,000	1,081,334
Aramark Services, Inc.
8.150%	05/01/2005	1,200,000	1,234,063
Australian Gas Light Co. Limited +
6.400%	04/15/2008	850,000	924,652

1

Avery-Dennison Corp.
6.760%	04/15/2005	$1,200,000	$1,226,844
Avnet, Inc. +++
8.000%	11/15/2006	205,000	219,350
Bank of America Corp.
3.250%	08/15/2008	500,000	493,470
Bank of America Corp.
4.250%	10/01/2010	950,000	952,467
Barrick Gold Corp.
7.500%	05/01/2007	2,000,000	2,198,712
Bausch & Lomb, Inc.
7.125%	08/01/2028	815,000	861,761
Blyth, Inc.
7.900%	10/01/2009	550,000	623,011
Bombardier Capital, Inc. ++++
6.125%	06/29/2006	250,000	247,975
Bombardier, Inc. +
6.750%	05/01/2012	350,000	319,364
BP Capital Markets PLC
2.750%	12/29/2006	2,500,000	2,491,582
Briggs & Stratton Corp.
8.875%	03/15/2011	1,650,000	1,969,687
Buckeye Partners LP
4.625%	07/15/2013	500,000	482,639
Cabot Corp. +
5.250%	09/01/2013	525,000	529,119
Capitol Records, Inc. +
8.375%	08/15/2009	2,000,000	2,230,000
CarrAmerica Realty Corp.
6.625%	03/01/2005	450,000	456,596
Cendant Corp.
6.875%	08/15/2006	700,000	746,096
Centerpoint Energy, Inc. Series B
5.875%	06/01/2008	1,000,000	1,043,920
Certegy, Inc.
4.750%	09/15/2008	270,000	278,079
Champion International Corp.
6.400%	02/15/2026	1,500,000	1,581,220
Chesapeake Energy Corp. +
7.000%	08/15/2014	355,000	375,412
Chesapeake Energy Corp.
7.500%	06/15/2014	500,000	546,250
Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	750,000	785,138
Cingular Wireless
5.625%	12/15/2006	200,000	209,271
CIT Group, Inc.
4.125%	02/21/2006	1,400,000	1,424,536
CIT Group, Inc.
7.375%	04/02/2007	600,000	658,009
Citigroup, Inc.
6.750%	12/01/2005	2,000,000	2,094,402
CNF, Inc.
8.875%	05/01/2010	600,000	706,327

2

Colonial Pipeline Co. +
7.630%	04/15/2032	$500,000	$635,655
Comcast Cable Communications, Inc.
8.375%	05/01/2007	1,250,000	1,396,345
ConAgra Foods, Inc.
7.500%	09/15/2005	1,000,000	1,041,140
Consolidated Natural Gas Co. Series C
6.250%	11/01/2011	1,050,000	1,145,669
Cooper Industries Limited
5.250%	07/01/2007	1,500,000	1,573,116
Cox Communications, Inc.
6.750%	03/15/2011	475,000	508,385
Cox Enterprises, Inc. +
4.375%	05/01/2008	750,000	732,331
Crane Co.
5.500%	09/15/2013	250,000	258,009
CSX Corp.
7.250%	05/01/2027	2,000,000	2,278,344
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	500,000	504,481
Dana Corp.
7.000%	03/15/2028	315,000	316,575
Delhaize America, Inc.
9.000%	04/15/2031	1,015,000	1,221,399
Deutsche Telekom International Finance BV
8.250%	06/15/2005	1,000,000	1,038,657
Dominion Resources, Inc.
2.800%	02/15/2005	900,000	901,138
Dominion Resources, Inc.
7.195%	09/15/2014	320,000	365,088
Dover Corp.
6.250%	06/01/2008	750,000	824,798
DPL, Inc.
8.250%	03/01/2007	1,000,000	1,080,000
Duke Energy Field Services Corp.
7.875%	08/16/2010	800,000	941,570
Ecolab, Inc.
6.875%	02/01/2011	1,100,000	1,236,430
Electronic Data Systems Corp. Series B
6.000%	08/01/2013	700,000	706,035
Emerald Investment Grade CBO Limited +
1.735%	05/24/2011	924,767	912,052
Entergy Gulf States, Inc.
5.250%	08/01/2015	2,400,000	2,360,182
Enterprise Products Operating LP
7.500%	02/01/2011	1,275,000	1,451,688
Equifax, Inc.
4.950%	11/01/2007	500,000	522,340
ERAC USA Finance Co. +
6.700%	06/01/2034	740,000	782,188
ERAC USA Finance Co. +
6.750%	05/15/2007	2,000,000	2,163,042
FedEx Corp.
1.880%	04/01/2005	540,000	540,523

3

First Industrial LP
7.000%	12/01/2006	$1,000,000	$1,069,043
Fiserv, Inc.
4.000%	04/15/2008	650,000	657,666
Ford Motor Co.
6.375%	02/01/2029	965,000	848,155
Ford Motor Co.
6.625%	02/15/2028	446,000	403,682
France Telecom SA
9.250%	03/01/2031	830,000	1,100,458
Franklin Resources, Inc.
3.700%	04/15/2008	960,000	962,033
General Mills, Inc.
2.625%	10/24/2006	4,000,000	3,942,164
General Mills, Inc.
8.900%	06/15/2006	1,000,000	1,096,600
General Motors Acceptance Corp.
6.150%	04/05/2007	1,000,000	1,050,871
General Motors Corp. +++
7.200%	01/15/2011	1,600,000	1,694,509
General Motors Corp.
8.375%	07/15/2033	730,000	775,094
Glencore Funding LLC +
6.000%	04/15/2014	875,000	848,617
Goldman Sachs Group LP
5.000%	10/01/2014	770,000	761,650
Goodrich (B.F.) Co.
7.500%	04/15/2008	900,000	1,005,796
Harrah’s Operating Co., Inc. +
5.500%	07/01/2010	425,000	439,141
HCA, Inc.
6.950%	05/01/2012	950,000	1,025,775
Hershey Foods Corp.
7.200%	08/15/2027	1,250,000	1,498,671
Household Finance Corp.
4.125%	12/15/2008	415,000	419,731
Household Finance Corp.
6.375%	10/15/2011	75,000	82,665
Humana, Inc.
7.250%	08/01/2006	995,000	1,062,179
ICI Wilmington, Inc.
7.050%	09/15/2007	550,000	593,844
Idex Corp.
6.875%	02/15/2008	775,000	839,485
Interpool, Inc.
7.350%	08/01/2007	500,000	502,500
iStar Financial, Inc. Series B
4.875%	01/15/2009	190,000	190,386
iStar Financial, Inc. Series B
5.700%	03/01/2014	350,000	350,761
J.C. Penney Co., Inc.
7.950%	04/01/2017	640,000	739,200
Jefferies Group, Inc.
7.500%	08/15/2007	300,000	333,255

4

Jet Equipment Trust Series 1995-A + *
8.235%	11/01/2012	$1,558,063	$1,110,120
JP Morgan Chase & Co.
3.125%	12/11/2006	1,000,000	1,003,143
JP Morgan Chase & Co.
5.125%	09/15/2014	360,000	361,930
Kellwood Co.
7.625%	10/15/2017	1,090,000	1,198,549
Kellwood Co.
7.875%	07/15/2009	240,000	268,285
Kennametal, Inc.
7.200%	06/15/2012	978,000	1,067,032
Kern River Funding Corp. +
4.893%	04/30/2018	1,036,750	1,045,282
KeySpan Gas East Corp. Series MTNA
6.900%	01/15/2008	1,105,000	1,215,406
Kimco Realty Corp. Series MTNB
7.860%	11/01/2007	1,100,000	1,249,797
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	1,100,000	1,153,836
The Kroger Co.
6.750%	04/15/2012	1,000,000	1,118,322
Lasmo (USA), Inc.
6.750%	12/15/2007	2,000,000	2,197,820
Leucadia National Corp.
7.750%	08/15/2013	2,000,000	2,080,000
Liberty Media Corp.
3.500%	09/25/2006	2,600,000	2,589,491
Marriott International, Inc. Series E
7.000%	01/15/2008	1,445,000	1,578,404
Masco Corp.
6.750%	03/15/2006	1,230,000	1,297,656
The May Department Stores Co. +
3.950%	07/15/2007	430,000	433,350
MCI, Inc.
5.908%	05/01/2007	117,000	115,976
MCI, Inc.
6.688%	05/01/2009	117,000	112,759
MCI, Inc.
7.735%	05/01/2014	101,000	95,698
Meritor Automotive, Inc.
6.800%	02/15/2009	725,000	743,125
MGM Grand, Inc.
6.950%	02/01/2005	750,000	759,375
MGM Mirage +
6.000%	10/01/2009	360,000	364,950
MGM Mirage +
6.750%	09/01/2012	100,000	103,500
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,300,000	1,279,594
Millipore Corp.
7.500%	04/01/2007	1,000,000	1,067,751
Mobil Corp.
8.625%	08/15/2021	1,000,000	1,367,879

5

Mohawk Industries, Inc. Series D
7.200%	04/15/2012	$500,000	$575,588
Monongahela Power Co. +
6.700%	06/15/2014	450,000	487,683
National Rural Utilities Cooperative Finance Corp.
4.375%	10/01/2010	500,000	505,777
National Rural Utilities Cooperative Finance Corp.
8.000%	03/01/2032	285,000	368,102
Navistar International Corp.
7.500%	06/15/2011	750,000	800,625
Newell Rubbermaid, Inc.
4.000%	05/01/2010	450,000	437,660
News America Holdings, Inc.
8.875%	04/26/2023	2,000,000	2,576,598
Nisource Finance Corp.
3.200%	11/01/2006	570,000	568,250
Norfolk Southern Corp.
6.000%	04/30/2008	550,000	592,852
Nortel Networks Limited
6.125%	02/15/2006	380,000	387,600
Nova Chemicals Corp.
6.500%	01/15/2012	350,000	361,375
Oak Hill Securities Fund II +
8.920%	10/15/2006	700,000	726,827
Pacific Energy Partners LP/Pacific Energy Finance Corp. +
7.125%	06/15/2014	475,000	514,187
Pacific Gas & Electric Co.
6.050%	03/01/2034	645,000	656,482
Park Place Entertainment Corp.
8.500%	11/15/2006	1,000,000	1,101,250
Piedmont Natural Gas Co. Series E
6.000%	12/19/2033	475,000	489,992
Pilgrims Pride Corp.
9.625%	09/15/2011	135,000	151,200
Plains All American Pipeline Co.
5.625%	12/15/2013	590,000	610,272
Precision Castparts Corp.
5.600%	12/15/2013	1,315,000	1,346,189
Procter & Gamble Co.
5.500%	02/01/2034	750,000	755,395
PSEG Power LLC
5.500%	12/01/2015	725,000	725,002
Qwest Capital Funding, Inc.
7.750%	02/15/2031	500,000	382,500
Qwest Corp. +
9.125%	03/15/2012	550,000	605,000
Republic Services, Inc.
7.125%	05/15/2009	1,000,000	1,127,205
Rogers Cable, Inc.
5.500%	03/15/2014	500,000	460,000
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	410,000	377,200
Ryder System, Inc.
6.600%	11/15/2005	750,000	779,716

6

Simon Property Group LP
7.375%	01/20/2006	$1,000,000	$1,054,354
SLM Corp.
5.000%	10/01/2013	1,450,000	1,457,270
SLM Corp.
5.625%	08/01/2033	700,000	676,543
Smithfield Foods, Inc. +
7.000%	08/01/2011	1,025,000	1,071,125
Sonoco Products Co.
6.500%	11/15/2013	1,500,000	1,660,635
Sony Capital Corp. +
4.950%	11/01/2006	1,500,000	1,556,238
Sprint Capital Corp.
6.900%	05/01/2019	750,000	821,128
Sprint Capital Corp.
8.375%	03/15/2012	415,000	502,621
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	620,000	701,375
Steelcase, Inc.
6.375%	11/15/2006	1,430,000	1,490,150
SuperValu, Inc.
7.500%	05/15/2012	400,000	464,861
SuperValu, Inc.
7.875%	08/01/2009	1,500,000	1,720,852
Tampa Electric Co.
5.375%	08/15/2007	875,000	915,153
TCI Communications, Inc.
6.875%	02/15/2006	350,000	366,969
Telecom Italia Capital SA +
6.000%	09/30/2034	475,000	463,959
Temple-Inland, Inc. Series MTND
8.125%	12/15/2006	600,000	642,486
Tenet Healthcare Corp.
6.375%	12/01/2011	505,000	453,237
Textron Financial Corp. Series E
2.690%	10/03/2006	1,205,000	1,195,887
Thomas & Betts Corp.
6.500%	01/15/2006	400,000	414,118
The Thomson Corp.
6.200%	01/05/2012	650,000	716,856
Timken Co.
5.750%	02/15/2010	590,000	611,969
Timken Co. Series A
6.750%	08/21/2006	600,000	625,706
Toro Co.
7.800%	06/15/2027	1,005,000	1,130,323
Toyota Motor Credit Corp.
4.350%	12/15/2010	1,650,000	1,687,727
TransAlta Corp.
5.750%	12/15/2013	1,200,000	1,232,729
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	530,000	658,980

7

Tri-State Generation & Transmission Association Series 2003, Class A +
6.040%	01/31/2018	$525,000	$550,557
Tri-State Generation & Transmission Association Series 2003, Class B +
7.144%	07/31/2033	580,000	644,258
Tyco International Group SA
6.375%	02/15/2006	1,100,000	1,149,972
Tyco International Group SA
6.375%	10/15/2011	275,000	304,128
Tyco International Group SA
6.875%	01/15/2029	300,000	336,200
United Air Lines, Inc. Series 91B * ++
10.110%	02/19/2006	280,959	106,413
United Rentals North America, Inc.
6.500%	02/15/2012	740,000	712,250
US Airways, Inc. Cl. B * ++
7.500%	04/15/2008	869,681	0
USA Interactive
7.000%	01/15/2013	1,000,000	1,094,386
Verizon Global Funding Corp.
7.750%	12/01/2030	795,000	952,109
Verizon New England, Inc.
6.500%	09/15/2011	730,000	805,292
Vodafone Group PLC
5.375%	01/30/2015	350,000	361,909
Vulcan Materials Co.
6.000%	04/01/2009	800,000	862,930
The Walt Disney Co.
6.750%	03/30/2006	800,000	843,176
Washington Mutual, Inc.
2.400%	11/03/2005	1,900,000	1,895,826
Weyerhaeuser Co.
5.500%	03/15/2005	330,000	334,334
Williams Gas Pipelines Central, Inc. +
7.375%	11/15/2006	950,000	1,022,437
WPP Finance (USA) Corp.
6.625%	07/15/2005	1,100,000	1,115,353
XTO Energy, Inc.
4.900%	02/01/2014	1,000,000	994,022

TOTAL CORPORATE DEBT
(Cost $167,951,319)			172,523,536

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.7%
ABN AMRO Mortgage Corp. Series 2003-12, Class 1A
5.000%	12/25/2033	1,978,590	1,937,991
AES Eastern Energy LP Series 1999-1, Class A
9.000%	01/02/2017	549,388	618,062
Asset Securitization Corp. Series 1995-MD4, Class A1
7.100%	08/13/2029	504,983	527,945
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1
3.804%	09/25/2033	968,917	968,930

8

Countrywide Home Loans, Inc. Series 2004-23, Class 1A1
4.385%	02/25/2034	$928,443	$933,596
CS First Boston Mortgage Securities Corp. Series 1998-C2, Class A1
5.960%	11/11/2030	434,854	448,763
CS First Boston Mortgage Securities Corp. Series 2003-7, Class 1A24
4.500%	02/25/2033	1,321,294	1,323,138
CS First Boston Mortgage Securities Corp. Series 2004-C1, Class A1
2.254%	01/15/2037	1,253,272	1,233,803
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A1
5.033%	12/10/2035	639,972	657,945
GMAC Mortgage Corp. Loan Trust Series 2001-J5, Class A7
6.750%	11/25/2031	333,450	333,450
GSR Mortgage Loan Trust Series 2002-8F, Class 3AA1
6.500%	09/25/2032	157,573	157,470
GSR Mortgage Loan Trust Series 2004-9
4.720%	08/25/2034	1,821,207	1,844,541
IndyMac Bancorp, Inc. Mortgage Loan Trust Series 2004-AR4, Class 1A
4.820%	08/25/2034	2,785,424	2,831,951
MASTR Asset Securitization Trust Series 2002-6, Class 6A1
6.500%	10/25/2032	213,293	217,156
MASTR Asset Securitization Trust Series 2003-12, Class 6A1
5.000%	12/25/2033	2,789,997	2,733,131
Merrill Lynch Mortgage Investors, Inc. Series 1998-C1, Class A1
6.310%	11/15/2026	495,966	507,125
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class IA
4.308%	07/25/2033	890,855	895,888
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA
4.178%	02/25/2034	473,233	476,539
Morgan Stanley Mortgage Loan Trust Series 2004-2AR, Class PT3
5.218%	02/25/2034	284,183	289,045
Salomon Brothers Mortgage Securities Series 2001-MMA, Class A1 +
5.323%	02/18/2034	293,952	296,079
Starwood Commercial Mortgage Trust Series 1999-C1A, Class B +
6.920%	02/03/2014	1,000,000	1,113,707
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 2A
5.077%	03/25/2034	2,070,044	2,104,423
Structured Asset Securities Corp. Series 2002-11A, Class 2A1
5.600%	06/25/2032	814,666	828,922

9

Structured Asset Securities Corp. Series 2003-30, Class 1A1
5.500%	10/25/2033	$2,185,574	$2,188,717
Vendee Mortgage Trust Series 1992-1, Class 2Z
7.750%	05/15/2022	712,786	757,729
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1, Class 2A
7.000%	03/25/2034	1,927,759	1,994,612
Washington Mutual, Inc. Series 2003-S11, Class A1
5.000%	11/25/2033	3,584,093	3,510,647
Washington Mutual, Inc. Series 2004-AR2, Class A
2.688%	04/25/2044	2,696,348	2,718,835
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1
4.300%	09/25/2034	2,313,595	2,317,392

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $36,730,531)			36,767,532

SOVEREIGN DEBT OBLIGATIONS — 0.5%

Chile Government International Bond
5.500%	01/15/2013	600,000	625,200
Republic of South Africa
6.500%	06/02/2014	825,000	880,688
United Mexican States
8.300%	08/15/2031	500,000	568,750

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $1,934,421)			2,074,638

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.9%
Federal Home Loan Mortgage Corporation (FHLMC) — 3.2%
Collateralized Mortgage Obligations — 0.4%
FHLMC Series 2178, Class PB
7.000%	08/15/2029	1,200,000	1,269,270
FHLMC Series W067, Class A
6.420%	12/01/2005	312,541	324,347
Total Collateralized Mortgage Obligations			1,593,617

Pass-Through Securities — 2.8%
FHLMC
4.250%	07/15/2009	1,860,000	1,902,631
FHLMC
5.500%	11/01/2031	1,362,808	1,386,657
FHLMC
6.000%	09/01/2016 - 02/01/2018	826,922	867,655
FHLMC
6.500%	09/01/2016	1,553,302	1,645,227
FHLMC
6.625%	09/15/2009	3,610,000	4,077,198

10

FHLMC
7.500%	10/01/2030 - 03/01/2031	$229,704	$247,039
FHLMC
8.000%	03/01/2027	277,990	303,443
FHLMC
9.000%	03/01/2017	14,052	15,248
Total Pass-Through Securities			10,445,098
Total Federal Home Loan Mortgage Corporation (FHLMC)			12,038,715

Federal National Mortgage Association (FNMA) — 1.4%
Pass-Through Securities
FNMA
5.500%	05/01/2033	1,154,873	1,172,828
FNMA
6.000%	06/01/2016	157,408	165,211
FNMA
6.420%	11/01/2008	1,231,280	1,343,543
FNMA
6.500%	07/01/2016	633,877	671,983
FNMA
7.000%	03/01/2031 - 04/01/2031	435,321	462,256
FNMA
7.500%	08/01/2029 - 06/01/2031	394,463	423,656
FNMA
8.000%	11/01/2029 - 09/01/2031	987,556	1,070,672
FNMA
9.000%	05/01/2009	62,558	67,254
Total Pass-Through Securities			5,377,403

Government National Mortgage Association (GNMA) — 14.2%
Pass-Through Securities
GNMA
4.625%	11/20/2025 - 11/20/2027	63,900	65,156
GNMA
5.000%	05/15/2033 - 02/15/2034	30,568,608	30,497,090
GNMA
5.500%	06/15/2033 - 09/15/2034	14,632,591	14,926,845
GNMA
6.000%	02/15/2029 - 08/15/2032	3,333,155	3,466,011
GNMA
6.500%	05/15/2023 - 11/15/2028	1,922,062	2,039,302
GNMA
7.000%	09/15/2023 - 08/15/2032	1,358,726	1,453,338
GNMA
7.250%	11/20/2021 - 01/20/2022	296,955	317,609
GNMA
7.500%	03/15/2017 - 06/15/2024	522,660	564,162
GNMA
8.000%	08/15/2005 - 04/15/2008	489,766	535,816
Total Pass-Through Securities			53,865,329

11

Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV
4.687%	01/15/2022	$536,127	$510,192

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $71,004,061)			71,791,639

U.S. TREASURY OBLIGATIONS — 16.2%
U.S. Treasury Bonds — 1.0%
U.S. Treasury Bond
6.125%	08/15/2029	3,255,000	3,793,601

U.S. Treasury Notes — 12.0%
U.S. Treasury Inflation Index
3.875%	01/15/2009	1,882,650	2,120,629
U.S. Treasury Note +++
3.375%	11/15/2008	30,670,000	30,900,025
U.S. Treasury Note
4.000%	02/15/2014	7,500,000	7,443,750
U.S. Treasury Note
5.000%	08/15/2011	4,730,000	5,084,011
Total U.S. Treasury Notes			45,548,415

U.S. Treasury Strips — 3.2%
U.S. Treasury Strips
0.000%	05/15/2016	21,000,000	12,308,442

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $58,200,085)			61,650,458

TOTAL BONDS & NOTES
(Cost $348,322,837)			357,292,724

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 13.6%
Cash Equivalents — 8.5% **
American AAdvanage Select Money Market Fund		$441,454	$441,454
Bank of America Bank Note
1.875%	10/19/2004	1,429,099	1,429,099
Bank of America Bank Note
1.880%	12/23/2004	1,099,307	1,099,307
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	192,684	192,684
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	879,446	879,446
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	555,150	555,150
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	879,446	879,446

12

BGIF Institutional Money Market Fund		$3,957,506	$3,957,506
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	1,712,721	1,712,721
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	10,993	10,993
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	2,198,615	2,198,615
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	1,319,169	1,319,169
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	219,861	219,861
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	109,931	109,931
Dreyfus Cash Management Plus, Inc. Money Market Fund		659,584	659,584
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	329,792	329,792
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	989,377	989,377
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	657,386	657,386
Freddie Mac Agency Discount Note
1.672%	10/05/2004	1,976,714	1,976,714
General Electric Capital Corp.
1.623%	10/08/2004	659,584	659,584
General Electric Capital Corp.
1.652%	10/08/2004	769,515	769,515
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	879,446	879,446
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	439,723	439,723
Merrill Lynch Premier Institutional Money Market Fund		498,501	498,501
Merrimac Cash Fund, Premium Class		1,978,753	1,978,753
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	1,451,086	1,451,086
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	1,099,305	1,099,305
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	879,446	879,446
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	879,446	879,446
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	1,583,003	1,583,003
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	1,207,039	1,207,039
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	329,792	329,792
			32,272,874

13

Commercial Paper — 5.1%
Baxter International, Inc.
1.820%	10/07/2004	$2,600,000	$2,599,211
Carolina Power & Light Co.
1.820%	10/06/2004	3,000,000	2,999,242
Elsevier Finance SA +
1.820%	10/13/2004	2,360,000	2,358,568
Kinder Morgan Energy Partners LP +
1.850%	10/01/2004	3,645,000	3,645,000
Pearson Holdings, Inc. +
1.800%	10/04/2004	1,900,000	1,899,715
Pearson Holdings, Inc.
1.810%	10/04/2004	935,000	934,859
Reed Elsevier +
1.830%	10/12/2004	1,330,000	1,329,256
VF Corp.
1.830%	10/18/2004	1,095,000	1,094,054
Wisconsin Gas Co.
1.780%	10/05/2004	2,370,000	2,369,531
			19,229,436

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			51,502,310

TOTAL INVESTMENTS — 107.6%
(Cost $399,825,147) ***			$408,795,034

Other Assets/(Liabilities) — (7.6%)			(28,810,333)

NET ASSETS — 100.0%			$379,984,701

Notes to Portfolio of Investments

*                                  Non-income producing security.

**                           Represents investments of security lending collateral. (Note 2).

***                    See Note 3 for aggregate cost for Federal tax purposes.

+                                  Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities amounted to a value of $34,512,147 or 9.1% of net assets.

++                           Security is currently in default.

+++                    Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

14

MML Blend Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 59.9%
Aerospace & Defense — 1.5%
Boeing Co.	88,800	$4,583,856
General Dynamics Corp.	11,400	1,163,940
Goodrich Corp.	14,400	451,584
Honeywell International, Inc.	48,600	1,742,796
Lockheed Martin Corp.	25,100	1,400,078
Northrop Grumman Corp.	21,000	1,119,930
Raytheon Co.	25,600	972,288
Rockwell Collins, Inc.	11,000	408,540
United Technologies Corp.	29,000	2,708,020
		14,551,032

Apparel, Textiles & Shoes — 0.8%
Coach, Inc. *	11,800	500,556
The Gap, Inc. +	65,500	1,224,850
Jones Apparel Group, Inc.	8,200	293,560
Limited Brands	80,000	1,783,200
Liz Claiborne, Inc.	34,300	1,293,796
Nike, Inc. Cl. B	17,300	1,363,240
Nordstrom, Inc.	10,200	390,048
Reebok International Limited	4,100	150,552
VF Corp. +	25,300	1,251,085
		8,250,887

Automotive & Parts — 0.7%
Cooper Tire & Rubber Co.	25,500	514,335
Dana Corp.	8,800	155,672
Ford Motor Co. +	192,300	2,701,815
General Motors Corp. +	15,800	671,184
Genuine Parts Co.	23,300	894,254
The Goodyear Tire & Rubber Co. * +	44,900	482,226
Harley-Davidson, Inc.	13,300	790,552
Paccar, Inc. +	9,875	682,560
		6,892,598

Banking, Savings & Loans — 7.7%
AmSouth Bancorporation	33,000	805,200
Bank of America Corp.	272,476	11,806,385
Bank of New York Co., Inc.	43,300	1,263,061
BB&T Corp.	30,900	1,226,421
Citigroup, Inc.	311,400	13,738,968
Comerica, Inc.	22,500	1,335,375
Fannie Mae	53,900	3,417,260
Fifth Third Bancorp	18,800	925,336
First Horizon National Corp.	8,000	346,880
Freddie Mac	63,400	4,136,216
Golden West Financial Corp.	8,500	943,075
JP Morgan Chase & Co.	214,216	8,510,802
KeyCorp	37,900	1,197,640
M&T Bank Corp.	7,200	689,040
Marshall and Ilsley Corp.	20,800	838,240

Mellon Financial Corp.	26,500	$733,785
National City Corp.	84,500	3,263,390
North Fork Bancorporation, Inc. +	10,300	457,835
Northern Trust Corp.	13,200	538,560
Providian Financial Corp. *	78,900	1,226,106
Regions Financial Corp.	25,623	847,096
SouthTrust Corp.	19,700	820,702
Sovereign Bancorp, Inc. +	21,500	469,130
State Street Corp.	21,400	913,994
SunTrust Banks, Inc. +	36,400	2,562,924
Synovus Financial Corp.	11,500	300,725
U.S. Bancorp	104,600	3,022,940
Wachovia Corp.	72,900	3,422,655
Washington Mutual, Inc.	48,550	1,897,334
Wells Fargo & Co.	94,000	5,605,220
Zions Bancorp	3,400	207,536
		77,469,831

Beverages — 0.8%
Brown-Forman Corp. Cl. B	7,800	357,240
The Coca-Cola Co.	86,000	3,444,300
Coors (Adolph) Co. Cl. B	2,300	156,216
The Pepsi Bottling Group, Inc. +	38,100	1,034,415
PepsiCo, Inc.	60,600	2,948,190
		7,940,361

Broadcasting, Publishing & Printing — 1.4%
Clear Channel Communications, Inc.	39,200	1,221,864
Comcast Corp. Cl. A *	50,772	1,433,801
Dow Jones & Co., Inc.	5,600	227,416
Gannett Co., Inc.	17,600	1,474,176
Knight Ridder, Inc.	3,000	196,350
The McGraw-Hill Companies, Inc.	11,500	916,435
Meredith Corp.	3,700	190,106
New York Times Co. Cl. A +	9,700	379,270
Time Warner, Inc. *	303,500	4,898,490
Univision Communications, Inc. Cl. A *	21,800	689,098
Viacom, Inc. Cl. B +	68,600	2,302,216
		13,929,222

Building Materials & Construction — 0.3%
Louisiana-Pacific Corp. +	40,000	1,038,000
Masco Corp.	57,900	1,999,287
Vulcan Materials Co.	4,800	244,560
		3,281,847

Chemicals — 0.8%
Air Products & Chemicals, Inc.	13,700	745,006
Ashland, Inc.	21,900	1,228,152
Dow Chemical Co.	56,500	2,552,670
Du Pont (E.I.) de Nemours & Co.	500	21,400
Eastman Chemical Co.	5,000	237,750
Engelhard Corp.	8,100	229,635
International Flavors & Fragrances, Inc.	5,800	221,560

Monsanto Co.	17,300	$630,066
PPG Industries, Inc.	11,200	686,336
Praxair, Inc.	11,700	500,058
Rohm & Haas Co.	31,900	1,370,743
		8,423,376

Commercial Services — 1.1%
Apollo Group, Inc. Cl. A *	11,500	843,755
Block (H&R), Inc. +	11,900	588,098
Cendant Corp.	42,200	911,520
Cintas Corp.	6,600	277,464
Convergys Corp. *	8,800	118,184
Donnelley (R.R.) & Sons Co.	5,200	162,864
eBay, Inc. *	44,400	4,082,136
Ecolab, Inc. +	100	3,144
Equifax, Inc.	29,100	767,076
Moody’s Corp.	8,900	651,925
Paychex, Inc.	13,600	410,040
PerkinElmer, Inc.	39,500	680,190
Quest Diagnostics, Inc.	5,500	485,210
Robert Half International, Inc.	5,700	146,889
Ryder System, Inc. +	11,000	517,440
Waste Management, Inc.	29,400	803,796
		11,449,731

Communications — 1.6%
Avaya, Inc. *	75,000	1,045,500
Citizens Communications Co.	31,900	427,141
Lucent Technologies, Inc. *	454,500	1,440,765
Network Appliance, Inc. * +	22,400	515,200
Qualcomm, Inc.	97,900	3,822,016
SBC Communications, Inc.	272,836	7,080,094
Scientific-Atlanta, Inc. +	15,600	404,352
Tellabs, Inc. *	148,200	1,361,958
		16,097,026

Communications Equipment — 0.5%
Motorola, Inc.	271,600	4,899,664

Computer Integrated Systems Design — 0.4%
Autodesk, Inc.	24,500	1,191,435
Computer Sciences Corp. *	12,000	565,200
Parametric Technology Corp. *	328,903	1,736,608
Sun Microsystems, Inc. *	199,900	807,596
Unisys Corp. *	12,200	125,904
		4,426,743

Computers & Information — 2.6%
Apple Computer, Inc. *	23,500	910,625
Cisco Systems, Inc. *	406,500	7,357,650
Comverse Technology, Inc. *	10,100	190,183
Dell, Inc. *	150,100	5,343,560
EMC Corp. *	144,600	1,668,684
Gateway, Inc. *	21,300	105,435

International Business Machines Corp.	100,800	$8,642,592
International Game Technology	13,800	496,110
Jabil Circuit, Inc. *	12,900	296,700
Lexmark International, Inc. *	8,400	705,684
Solectron Corp. *	59,400	294,030
Symbol Technologies, Inc.	12,900	163,056
		26,174,309

Computers & Office Equipment — 0.4%
Electronic Data Systems Corp.	30,700	595,273
Hewlett-Packard Co.	58,500	1,096,875
Pitney Bowes, Inc.	14,400	635,040
Xerox Corp. * +	85,600	1,205,248
		3,532,436

Containers — 0.2%
Ball Corp.	8,800	329,384
Bemis Co., Inc.	8,700	231,246
Pactiv Corp. *	10,000	232,500
Sealed Air Corp. *	5,500	254,925
Temple-Inland, Inc.	20,600	1,383,290
		2,431,345

Cosmetics & Personal Care — 1.5%
Alberto-Culver Co.	6,000	260,880
Avon Products, Inc.	17,800	777,504
Colgate-Palmolive Co.	19,800	894,564
The Gillette Co.	63,600	2,654,664
Kimberly-Clark Corp.	31,300	2,021,667
The Procter & Gamble Co.	160,500	8,686,260
		15,295,539

Data Processing & Preparation — 0.6%
Affiliated Computer Services, Inc. Cl. A *	8,500	473,195
Automatic Data Processing, Inc.	35,200	1,454,464
Deluxe Corp.	21,200	869,624
First Data Corp.	51,600	2,244,600
Fiserv, Inc. *	12,100	421,806
IMS Health, Inc.	14,700	351,624
NCR Corp. * +	5,700	282,663
		6,097,976

Electric Utilities — 1.6%
AES Corp. *	300	2,997
Ameren Corp.	9,200	424,580
American Electric Power Co.	18,600	594,456
CenterPoint Energy, Inc. +	102,400	1,060,864
Cinergy Corp.	8,500	336,600
CMS Energy Corp. *	4,600	43,792
Consolidated Edison, Inc.	11,400	479,256
Constellation Energy Group, Inc.	8,300	330,672
Dominion Resources, Inc.	15,500	1,011,375
DTE Energy Co.	8,200	345,958
Duke Energy Corp.	73,600	1,684,704

Edison International	17,300	$458,623
Entergy Corp.	10,700	648,527
Exelon Corp.	31,000	1,137,390
FirstEnergy Corp.	25,800	1,059,864
FPL Group, Inc. +	14,400	983,808
NiSource, Inc.	12,400	260,524
PG&E Corp. *	18,900	574,560
Pinnacle West Capital Corp.	4,300	178,450
PPL Corp.	12,000	566,160
Progress Energy, Inc.	19,300	817,162
Public Service Enterprise Group, Inc.	11,200	477,120
Southern Co. +	34,700	1,040,306
Teco Energy, Inc. +	38,400	519,552
TXU Corp.	14,000	670,880
		15,708,180

Electrical Equipment & Electronics — 3.3%
Altera Corp. * +	22,400	438,368
Analog Devices, Inc.	1,600	62,048
Broadcom Corp. Cl. A *	1,500	40,935
Emerson Electric Co.	55,500	3,434,895
General Electric Co.	536,400	18,012,312
Intel Corp.	285,100	5,719,106
Johnson Controls, Inc.	6,400	363,584
Kla-Tencor Corp. *	11,800	489,464
Linear Technology Corp.	19,100	692,184
Maxim Integrated Products, Inc.	19,600	828,884
Micron Technology, Inc. * +	2,000	24,060
National Semiconductor Corp. *	800	12,392
Rockwell Automation, Inc.	26,400	1,021,680
Texas Instruments, Inc.	65,200	1,387,456
Xilinx, Inc.	12,700	342,900
		32,870,268

Energy — 4.8%
Amerada Hess Corp.	8,700	774,300
Anadarko Petroleum Corp.	14,100	935,676
Apache Corp.	18,400	922,024
BJ Services Co.	14,300	749,463
Burlington Resources, Inc.	22,300	909,840
ChevronTexaco Corp.	158,600	8,507,304
ConocoPhillips	38,800	3,214,580
Devon Energy Corp.	13,600	965,736
Dynegy, Inc. Cl. A * +	276,400	1,379,236
El Paso Corp.	1,200	11,028
EOG Resources, Inc.	6,600	434,610
Exxon Mobil Corp.	365,900	17,683,947
Halliburton Co.	22,500	758,025
Kerr-McGee Corp.	14,600	835,850
KeySpan Corp.	7,600	297,920
Kinder Morgan, Inc.	11,000	691,020
Marathon Oil Corp.	19,500	804,960
Nicor, Inc. +	14,200	521,140
Noble Corp. *	6,700	301,165

Occidental Petroleum Corp.	36,400	$2,035,852
Peoples Energy Corp.	2,600	108,368
Schlumberger Limited	29,900	2,012,569
Sempra Energy	18,200	658,658
Sunoco, Inc.	4,300	318,114
Transocean, Inc. *	16,300	583,214
Unocal Corp.	14,900	640,700
Valero Energy Corp.	7,200	577,512
The Williams Companies, Inc.	46,300	560,230
Xcel Energy, Inc.	18,800	325,616
		48,518,657

Entertainment & Leisure — 0.4%
Brunswick Corp. +	3,600	164,736
Harrah’s Entertainment, Inc. +	4,400	233,112
The Walt Disney Co.	138,500	3,123,175
		3,521,023

Financial Services — 2.2%
American Express Co.	76,300	3,926,398
Bear Stearns Companies, Inc.	5,800	557,786
Countrywide Financial Corp.	31,400	1,236,846
E Trade Financial Corp. *	12,500	142,750
Franklin Resources, Inc.	14,900	830,824
The Goldman Sachs Group, Inc.	27,100	2,526,804
Huntington Bancshares, Inc. +	42,500	1,058,675
Lehman Brothers Holdings, Inc.	15,100	1,203,772
MBNA Corp.	71,100	1,791,720
Merrill Lynch & Co., Inc.	52,300	2,600,356
Morgan Stanley	61,100	3,012,230
PNC Financial Services Group, Inc.	36,400	1,969,240
Price (T. Rowe) Group, Inc.	4,500	229,230
ProLogis Trust	11,400	401,736
Simon Property Group, Inc.	13,200	707,916
		22,196,283

Foods — 0.8%
Archer-Daniels-Midland Co.	42,400	719,952
ConAgra Foods, Inc.	33,300	856,143
Heinz (H. J.) Co.	22,300	803,246
Hershey Foods Corp.	16,400	766,044
Kellogg Co.	25,100	1,070,766
The Kroger Co. *	31,900	495,088
McCormick & Co., Inc.	1,000	34,340
Safeway, Inc. *	30,200	583,162
Sara Lee Corp. +	48,600	1,110,996
Starbucks Corp. *	26,000	1,181,960
SuperValu, Inc.	22,100	608,855
Wrigley (Wm.) Jr. Co.	500	31,655
		8,262,207

Forest Products & Paper — 0.4%
Georgia-Pacific Corp.	37,400	1,344,530
International Paper Co.	18,900	763,749

MeadWestvaco Corp.	12,200	$389,180
Plum Creek Timber Co., Inc.	11,600	406,348
Weyerhaeuser Co.	23,800	1,582,224
		4,486,031

Healthcare — 0.6%
Caremark Rx, Inc. *	16,900	541,983
Express Scripts, Inc. * +	4,900	320,166
HCA, Inc.	800	30,520
Humana, Inc. *	27,900	557,442
Manor Care, Inc.	4,800	143,808
UnitedHealth Group, Inc.	39,900	2,942,226
Wellpoint Health Networks, Inc. *	9,800	1,029,882
		5,566,027

Home Construction, Furnishings & Appliances — 0.1%
Centex Corp. +	9,400	474,324
KB Home +	2,600	219,674
Leggett & Platt, Inc.	8,600	241,660
Pulte Homes, Inc.	5,700	349,809
Whirlpool Corp.	3,000	180,270
		1,465,737

Household Products — 0.4%
Black & Decker Corp. +	11,200	867,328
The Clorox Co.	13,700	730,210
Corning, Inc. *	51,500	570,620
Fortune Brands, Inc.	6,500	481,585
Newell Rubbermaid, Inc. +	13,700	274,548
Sherwin-Williams Co.	9,700	426,412
Snap-On, Inc.	3,000	82,680
The Stanley Works +	23,900	1,016,467
		4,449,850

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	12,200	703,330

Industrial - Diversified — 1.5%
3M Co.	44,300	3,542,671
Cooper Industries Limited Cl. A	18,400	1,085,600
Danaher Corp.	17,800	912,784
Eaton Corp.	20,400	1,293,564
Illinois Tool Works, Inc.	10,300	959,651
ITT Industries, Inc.	5,800	463,942
Textron, Inc. +	18,600	1,195,422
Tyco International Limited +	185,931	5,700,645
		15,154,279

Information Retrieval Services — 0.3%
Yahoo!, Inc. *	81,800	2,773,838

Insurance — 3.2%
ACE Limited	17,800	713,068

Aetna, Inc.	15,500	$1,548,915
AFLAC, Inc.	30,400	1,191,984
Allstate Corp.	41,700	2,001,183
Ambac Financial Group, Inc.	6,000	479,700
American International Group, Inc.	120,400	8,185,996
Anthem, Inc. *	8,400	732,900
Aon Corp.	20,500	589,170
Chubb Corp.	11,900	836,332
Cigna Corp.	19,800	1,378,674
Cincinnati Financial Corp.	6,510	268,342
The Hartford Financial Services Group, Inc.	10,600	656,458
Jefferson-Pilot Corp. +	13,800	685,308
Lincoln National Corp.	25,200	1,184,400
Loews Corp.	11,900	696,150
Marsh & McLennan Companies, Inc.	31,200	1,427,712
MBIA, Inc.	8,100	471,501
Metlife, Inc.	75,000	2,898,750
MGIC Investment Corp.	10,100	672,155
Progressive Corp.	7,800	661,050
Prudential Financial, Inc.	31,200	1,467,648
Safeco Corp. +	8,800	401,720
St. Paul Travelers Companies	40,235	1,330,169
Torchmark Corp.	6,900	366,942
UnumProvident Corp. +	18,900	296,541
XL Capital Limited Cl. A	8,700	643,713
		31,786,481

Lodging — 0.2%
Hilton Hotels Corp.	27,500	518,100
Marriott International, Inc. Cl. A	15,700	815,772
Starwood Hotels & Resorts Worldwide, Inc.	13,900	645,238
		1,979,110

Machinery & Components — 0.6%
Baker Hughes, Inc.	28,300	1,237,276
Cummins, Inc.	18,700	1,381,743
Deere & Co.	8,300	535,765
Dover Corp.	19,600	761,852
Ingersoll-Rand Co. Cl. A	9,800	666,106
Pall Corp. +	8,500	208,080
Parker-Hannifin Corp.	16,200	953,532
		5,744,354

Manufacturing — 0.2%
American Standard Companies, Inc. *	20,400	793,764
Applied Materials, Inc. *	102,000	1,681,980
		2,475,744

Medical Supplies — 1.0%
Agilent Technologies, Inc. *	30,800	664,356
Applied Biosystems Group-Applera Corp.	29,300	552,891
Bard (C.R.), Inc.	7,000	396,410
Bausch & Lomb, Inc.	21,300	1,415,385
Becton, Dickinson & Co.	38,400	1,985,280

Biomet, Inc.	17,000	$796,960
Fisher Scientific International *	8,200	478,306
Medtronic, Inc.	24,300	1,261,170
Stryker Corp.	15,900	764,472
Tektronix, Inc.	43,700	1,453,025
Thermo Electron Corp. *	9,700	262,094
Waters Corp. *	4,900	216,090
		10,246,439

Metals & Mining — 0.4%
Alcoa, Inc.	22,201	745,699
Crane Co.	22,700	656,484
Nucor Corp.	8,000	730,960
Phelps Dodge Corp. +	6,700	616,601
United States Steel Corp. +	28,200	1,060,884
Worthington Industries, Inc.	22,800	486,780
		4,297,408

Pharmaceuticals — 5.2%
Abbott Laboratories	104,400	4,422,384
AmerisourceBergen Corp. +	15,000	805,650
Amgen, Inc. *	38,000	2,153,840
Bristol-Myers Squibb Co.	130,000	3,077,100
Cardinal Health, Inc.	1,200	52,524
Eli Lilly & Co.	31,700	1,903,585
Forest Laboratories, Inc. *	24,800	1,115,504
Hospira, Inc. *	7,690	235,314
Johnson & Johnson	198,400	11,175,872
King Pharmaceuticals, Inc. *	18,200	217,308
McKesson Corp.	39,100	1,002,915
Medco Health Solutions, Inc. *	27,479	849,101
Merck & Co., Inc.	181,400	5,986,200
Pfizer, Inc.	504,500	15,437,700
Schering-Plough Corp.	58,500	1,115,010
Sigma-Aldrich Corp.	4,200	243,600
Wyeth	52,500	1,963,500
		51,757,107

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co. +	21,800	702,396

Prepackaged Software — 2.6%
Adobe Systems, Inc.	15,200	751,944
BMC Software, Inc. *	14,300	226,083
Citrix Systems, Inc. *	86,100	1,508,472
Computer Associates International, Inc.	37,100	975,730
Compuware Corp. *	24,400	125,660
Intuit, Inc. *	11,600	526,640
Microsoft Corp.	566,800	15,672,020
Novell, Inc. *	14,000	88,340
Oracle Corp. *	310,900	3,506,952
Peoplesoft, Inc. *	13,300	264,005
Siebel Systems, Inc. *	32,300	243,542
SunGard Data Systems, Inc. *	18,400	437,368

Symantec Corp. *	32,600	$1,789,088
Veritas Software Corp. *	16,600	295,480
		26,411,324

Real Estate — 0.1%
Equity Office Properties Trust +	26,200	713,950
Equity Residential	17,600	545,600
		1,259,550

Restaurants — 0.3%
Darden Restaurants, Inc.	11,400	265,848
McDonald’s Corp.	83,400	2,337,702
Wendy’s International, Inc.	200	6,720
Yum! Brands, Inc.	19,300	784,738
		3,395,008

Retail — 2.9%
AutoZone, Inc. * +	5,900	455,775
Best Buy Co., Inc. +	23,500	1,274,640
Circuit City Stores, Inc. +	46,600	714,844
Costco Wholesale Corp.	32,200	1,338,232
CVS Corp.	17,300	728,849
Dillards, Inc. Cl. A	6,100	120,414
Dollar General Corp.	100	2,015
Federated Department Stores, Inc.	11,600	526,988
The Home Depot, Inc.	155,900	6,111,280
J.C. Penney Co., Inc.	20,900	737,352
Kohl’s Corp. *	14,900	718,031
The May Department Stores Co. +	18,400	471,592
Office Depot, Inc. *	12,800	192,384
RadioShack Corp. +	11,600	332,224
Sears, Roebuck and Co. +	15,000	597,750
Staples, Inc.	35,800	1,067,556
TJX Companies, Inc.	21,300	469,452
Wal-Mart Stores, Inc.	247,200	13,151,040
		29,010,418

Retail - Grocery — 0.1%
Albertson’s, Inc.	25,800	617,394
Winn-Dixie Stores, Inc. +	10,300	31,827
		649,221

Telephone Utilities — 1.7%
Alltel Corp.	17,600	966,416
AT&T Corp.	45,180	646,978
AT&T Wireless Services, Inc. *	32,400	478,872
BellSouth Corp.	104,100	2,823,192
CenturyTel, Inc.	35,400	1,212,096
Qwest Communications International, Inc. *	110,900	369,297
Sprint Corp. (FON Group)	196,500	3,955,545
Verizon Communications, Inc.	157,368	6,197,152
		16,649,548

Tobacco — 0.7%
Altria Group, Inc.	129,600	$6,096,384
Reynolds American, Inc.	9,700	659,988
UST, Inc.	17,900	720,654
		7,477,026

Toys, Games — 0.0%
Hasbro, Inc.	8,900	167,320

Transportation — 1.1%
Burlington Northern Santa Fe Corp.	21,800	835,158
Carnival Corp.	500	23,645
CSX Corp.	8,100	268,920
FedEx Corp. +	41,000	3,513,290
Norfolk Southern Corp.	38,800	1,153,912
United Parcel Service, Inc. Cl. B	65,800	4,995,536
		10,790,461

Travel — 0.1%
Sabre Holdings Corp.	31,200	765,336

TOTAL EQUITIES
(Cost $469,148,704)		602,383,884

	Number of Shares	Market Value
RIGHTS - 0.0%
Computers & Information
Seagate Technology * ++	21,700	$0

TOTAL RIGHTS
(Cost $0)		0

		Principal Amount	Market Value
BONDS & NOTES — 29.1%
ASSET BACKED SECURITIES — 0.6%
Chase Mortgage Finance Co. Series 2003-S11, Class 1A-1
5.000%	10/25/2033	$2,494,966	$2,443,848
Travelers Funding Limited Series 1A, Class A1 +++
6.300%	02/18/2014	2,746,693	2,856,561
Vanderbilt Mortgage and Finance, Inc. Series 2002-C, Class A2
4.230%	02/07/2015	1,250,000	1,258,597

TOTAL ASSET BACKED SECURITIES
(Cost $6,408,378)			6,559,006

CORPORATE DEBT — 14.4%
Allied Waste North America Series B
5.750%	02/15/2011	300,000	285,000
American General Finance Corp.
5.875%	07/14/2006	775,000	813,922

American Greetings Corp.
6.100%	08/01/2028	$1,445,000	$1,542,537
American Honda Finance Corp. +++
3.850%	11/06/2008	700,000	703,763
American Standard, Inc.
7.625%	02/15/2010	700,000	792,750
Ametek, Inc.
7.200%	07/15/2008	1,040,000	1,135,740
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	725,000	730,192
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	775,000	868,429
AOL Time Warner, Inc.
5.625%	05/01/2005	2,040,000	2,076,575
Aramark Services, Inc.
8.150%	05/01/2005	750,000	771,289
Australian Gas Light Co. Limited +++
6.400%	04/15/2008	710,000	772,356
Avnet, Inc. +
8.000%	11/15/2006	545,000	583,150
Bank of America Corp.
4.250%	10/01/2010	1,200,000	1,203,116
Bausch & Lomb, Inc.
7.125%	08/01/2028	665,000	703,155
Bombardier Capital, Inc. +++
6.125%	06/29/2006	210,000	208,299
Bombardier, Inc. ++++
6.750%	05/01/2012	275,000	250,929
BP Capital Markets PLC
2.750%	12/29/2006	2,000,000	1,993,266
Briggs & Stratton Corp.
8.875%	03/15/2011	1,370,000	1,635,437
Buckeye Partners LP
4.625%	07/15/2013	350,000	337,848
Cabot Corp. +++
5.250%	09/01/2013	425,000	428,334
Capitol Records, Inc. +++
8.375%	08/15/2009	995,000	1,109,425
Certegy, Inc.
4.750%	09/15/2008	220,000	226,583
Champion International Corp.
6.400%	02/15/2026	1,000,000	1,054,147
Chesapeake Energy Corp. +++
7.000%	08/15/2014	275,000	290,812
Chesapeake Energy Corp.
7.500%	06/15/2014	440,000	480,700
CIT Group, Inc.
7.375%	04/02/2007	900,000	987,013
Colonial Pipeline Co. +++
7.630%	04/15/2032	750,000	953,483
Comcast Cable Communications, Inc.
8.375%	05/01/2007	2,500,000	2,792,690
Consolidated Natural Gas Co. Series C
6.250%	11/01/2011	200,000	218,223

Cox Communications, Inc.
6.750%	03/15/2011	$400,000	$428,114
Crane Co.
5.500%	09/15/2013	200,000	206,407
CSX Corp.
7.250%	05/01/2027	2,200,000	2,506,178
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	2,000,000	2,017,926
Dana Corp.
7.000%	03/15/2028	275,000	276,375
Delhaize America, Inc.
9.000%	04/15/2031	915,000	1,101,064
Deutsche Telekom International Finance BV
8.250%	06/15/2005	850,000	882,858
Diageo Finance BV
3.000%	12/15/2006	500,000	499,374
Dominion Resources, Inc.
7.195%	09/15/2014	770,000	878,493
Duke Energy Field Services Corp.
7.875%	08/16/2010	1,800,000	2,118,533
Electronic Data Systems Corp. Series B +
6.000%	08/01/2013	580,000	585,001
Emerald Investment Grade CBO Limited +++
1.735%	05/24/2011	2,774,302	2,736,156
Entergy Gulf States, Inc.
5.250%	08/01/2015	1,675,000	1,647,210
Enterprise Products Operating LP +++
4.000%	10/15/2007	45,000	45,248
Enterprise Products Operating LP
7.500%	02/01/2011	975,000	1,110,115
ERAC USA Finance Co. +++
6.700%	06/01/2034	820,000	866,749
ERAC USA Finance Co. +++
6.750%	05/15/2007	1,000,000	1,081,521
FedEx Corp.
1.880%	04/01/2005	475,000	475,460
First Industrial LP
7.600%	05/15/2007	700,000	769,278
Ford Motor Co.
6.375%	02/01/2029	890,000	782,236
Ford Motor Co.
6.625%	02/15/2028	300,000	271,535
Foster’s Finance Corp. +++
6.875%	06/15/2011	835,000	942,449
France Telecom SA
9.250%	03/01/2031	700,000	928,097
Franklin Resources, Inc.
3.700%	04/15/2008	800,000	801,694
General Mills, Inc.
2.625%	10/24/2006	3,325,000	3,276,924
General Mills, Inc.
8.900%	06/15/2006	2,250,000	2,467,350
General Motors Acceptance Corp.
6.150%	04/05/2007	1,440,000	1,513,254

General Motors Corp.+
7.200%	01/15/2011	$950,000	$1,006,115
General Motors Corp.
8.375%	07/15/2033	520,000	552,121
Glencore Funding LLC +++
6.000%	04/15/2014	750,000	727,386
Goldman Sachs Group, Inc.
5.150%	01/15/2014	775,000	779,693
Goodrich (B.F.) Co.
7.500%	04/15/2008	1,800,000	2,011,592
Harrah’s Operating Co., Inc. +++
5.500%	07/01/2010	385,000	397,810
HCA, Inc.
6.950%	05/01/2012	825,000	890,804
Household Finance Corp.
4.125%	12/15/2008	875,000	884,976
Household Finance Corp.
6.375%	10/15/2011	750,000	826,653
ICI Wilmington, Inc.
7.050%	09/15/2007	735,000	793,592
Interpool, Inc.
7.350%	08/01/2007	1,000,000	1,005,000
iStar Financial, Inc. Series B
4.875%	01/15/2009	165,000	165,335
iStar Financial, Inc. Series B
5.700%	03/01/2014	310,000	310,674
J.C. Penney Co., Inc.
7.950%	04/01/2017	515,000	594,825
JP Morgan Chase & Co.
3.125%	12/11/2006	1,000,000	1,003,143
JP Morgan Chase & Co.
5.125%	09/15/2014	225,000	226,206
Kellwood Co.
7.625%	10/15/2017	900,000	989,627
Kellwood Co.
7.875%	07/15/2009	165,000	184,446
Kennametal, Inc.
7.200%	06/15/2012	840,000	916,469
Kern River Funding Corp. +++
4.893%	04/30/2018	706,876	712,693
Kimco Realty Corp. Series MTNB
7.860%	11/01/2007	1,325,000	1,505,437
The Kroger Co.
6.750%	04/15/2012	1,000,000	1,118,322
Leucadia National Corp.
7.750%	08/15/2013	1,150,000	1,196,000
Liberty Media Corp.
3.500%	09/25/2006	500,000	497,979
Marriott International, Inc. Series E
7.000%	01/15/2008	690,000	753,701
The May Department Stores Co. +++
3.950%	07/15/2007	365,000	367,843
MCI, Inc.
5.908%	05/01/2007	143,000	141,749

MCI, Inc.
6.688%	05/01/2009	$143,000	$137,816
MCI, Inc.
7.735%	05/01/2014	123,000	116,543
Meritor Automotive, Inc.
6.800%	02/15/2009	655,000	671,375
Merrill Lynch & Co., Inc.
2.940%	01/30/2006	3,150,000	3,163,328
MGM Mirage +++
6.000%	10/01/2009	250,000	253,438
MGM Mirage +++
6.750%	09/01/2012	725,000	750,375
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,050,000	1,033,518
Millipore Corp.
7.500%	04/01/2007	4,250,000	4,537,942
Mobil Corp.
8.625%	08/15/2021	2,000,000	2,735,758
Mohawk Industries, Inc. Series D
7.200%	04/15/2012	750,000	863,382
Monongahela Power Co. +++
6.700%	06/15/2014	400,000	433,496
National Rural Utilities Cooperative Finance Corp.
8.000%	03/01/2032	245,000	316,438
Navistar International Corp.
7.500%	06/15/2011	640,000	683,200
Newell Rubbermaid, Inc.
4.000%	05/01/2010	320,000	311,225
News America Holdings, Inc.
8.875%	04/26/2023	2,000,000	2,576,598
Nisource Finance Corp.
3.200%	11/01/2006	480,000	478,526
Norfolk Southern Corp.
6.000%	04/30/2008	450,000	485,060
North Finance (Bermuda) Limited +++
7.000%	09/15/2005	4,000,000	4,111,696
Nova Chemicals Corp.
6.500%	01/15/2012	300,000	309,750
Oak Hill Securities Fund II +++
8.920%	10/15/2006	500,000	519,162
Pacific Energy Partners LP/Pacific Energy Finance Corp. +++
7.125%	06/15/2014	425,000	460,062
Pacific Gas & Electric Co.
6.050%	03/01/2034	570,000	580,147
Piedmont Natural Gas Co. Series E
6.000%	12/19/2033	400,000	412,625
Pilgrims Pride Corp.
9.625%	09/15/2011	110,000	123,200
Plains All American Pipeline Co.
5.625%	12/15/2013	520,000	537,867
Precision Castparts Corp.
5.600%	12/15/2013	1,125,000	1,151,683
Procter & Gamble Co.
5.500%	02/01/2034	650,000	654,676

PSEG Power LLC
5.500%	12/01/2015	$600,000	$600,002
Qwest Corp. +++
9.125%	03/15/2012	850,000	935,000
Rogers Cable, Inc.
5.500%	03/15/2014	425,000	391,000
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	350,000	322,000
Ryder System, Inc.
6.600%	11/15/2005	3,500,000	3,638,677
Simon Property Group LP
6.875%	11/15/2006	750,000	795,229
SLM Corp.
5.000%	10/01/2013	1,245,000	1,251,242
SLM Corp.
5.625%	08/01/2033	615,000	594,391
Smithfield Foods, Inc. +++
7.000%	08/01/2011	860,000	898,700
Sprint Capital Corp.
6.900%	05/01/2019	2,000,000	2,189,674
Sprint Capital Corp.
8.375%	03/15/2012	100,000	121,114
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	495,000	559,969
Steelcase, Inc.
6.375%	11/15/2006	1,150,000	1,198,372
SuperValu, Inc.
7.875%	08/01/2009	2,000,000	2,294,470
Tampa Electric Co.
5.375%	08/15/2007	700,000	732,122
Telecom Italia Capital SA +++
6.000%	09/30/2034	380,000	371,167
Tenet Healthcare Corp.
6.375%	12/01/2011	440,000	394,900
Textron Financial Corp. Series E
2.690%	10/03/2006	1,710,000	1,697,067
Thomas & Betts Corp.
6.500%	01/15/2006	340,000	352,001
Timken Co.
5.750%	02/15/2010	500,000	518,618
Timken Co. Series A
6.750%	08/21/2006	500,000	521,422
Toro Co.
7.800%	06/15/2027	1,300,000	1,462,110
Toyota Motor Credit Corp.
4.350%	12/15/2010	1,400,000	1,432,011
TransAlta Corp.
5.750%	12/15/2013	1,000,000	1,027,274
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	460,000	571,945
Tri-State Generation & Transmission Association Series 2003, Class A +++
6.040%	01/31/2018	430,000	450,932

Tri-State Generation & Transmission Association Series 2003, Class B +++
7.144%	07/31/2033	$525,000	$583,165
Tyco International Group SA
6.375%	02/15/2006	1,300,000	1,359,058
Tyco International Group SA
6.375%	10/15/2011	1,350,000	1,492,992
Tyco International Group SA
6.875%	01/15/2029	125,000	140,083
United Rentals North America, Inc.
6.500%	02/15/2012	640,000	616,000
US Airways, Inc. Cl. B * ++++
7.500%	04/15/2008	869,681	0
USA Interactive
7.000%	01/15/2013	900,000	984,947
Verizon Global Funding Corp.
7.750%	12/01/2030	720,000	862,288
Vodafone Group PLC
5.375%	01/30/2015	100,000	103,403
Vulcan Materials Co.
6.000%	04/01/2009	1,250,000	1,348,327
The Walt Disney Co.
6.750%	03/30/2006	650,000	685,080
Washington Mutual, Inc.
2.400%	11/03/2005	1,600,000	1,596,485
Weyerhaeuser Co.
5.500%	03/15/2005	255,000	258,349
WPP Finance (USA) Corp.
6.625%	07/15/2005	2,550,000	2,585,590
XTO Energy, Inc.
4.900%	02/01/2014	850,000	844,919

TOTAL CORPORATE DEBT
(Cost $140,984,743)			144,915,934

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp. Series 2003-12, Class 1A
5.000%	12/25/2033	1,731,267	1,695,742
AES Eastern Energy LP Series 1999-1, Class A
9.000%	01/02/2017	468,174	526,696
Asset Securitization Corp. Series 1995-MD4, Class A1
7.100%	08/13/2029	1,312,955	1,372,657
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1
3.804%	09/25/2033	828,268	828,279
Countrywide Home Loans, Inc. Series 2004-23, Class 1A1
4.385%	02/25/2034	827,158	831,749
CS First Boston Mortgage Securities Corp. Series 1998-C2, Class A1
5.960%	11/11/2030	1,304,561	1,346,290

CS First Boston Mortgage Securities Corp. Series 2003-7, Class 1A24
4.500%	02/25/2033	$1,135,849	$1,137,434
CS First Boston Mortgage Securities Corp. Series 2004-C1, Class A1
2.254%	01/15/2037	1,118,993	1,101,610
GSR Mortgage Loan Trust Series 2004-9
4.720%	08/25/2034	1,557,673	1,577,630
IndyMac Bancorp, Inc. Mortgage Loan Trust Series 2004-AR4, Class 1A
4.820%	08/25/2034	2,401,228	2,441,337
MASTR Asset Securitization Trust Series 2002-6, Class 6A1
6.500%	10/25/2032	213,293	217,156
MASTR Asset Securitization Trust Series 2003-12, Class 6A1
5.000%	12/25/2033	2,789,997	2,733,131
Merrill Lynch Mortgage Investors, Inc. Series 1998-C1, Class A1
6.310%	11/15/2026	1,275,342	1,304,038
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class IA
4.308%	07/25/2033	794,547	799,036
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA
4.178%	02/25/2034	414,079	416,972
Morgan Stanley Mortgage Loan Trust Series 2004-2AR, Class PT3
5.218%	02/25/2034	248,660	252,915
Salomon Brothers Mortgage Securities Series 2001-MMA, Class A1 +++
5.323%	02/18/2034	440,928	444,118
Starwood Commercial Mortgage Trust Series 1999-C1A, Class B +++
6.920%	02/03/2014	3,000,000	3,341,120
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 2A
5.077%	03/25/2034	1,777,114	1,806,627
Structured Asset Securities Corp. Series 2002-11A, Class 2A1
5.600%	06/25/2032	678,888	690,769
Structured Asset Securities Corp. Series 2003-30, Class 1A1
5.500%	10/25/2033	2,185,574	2,188,717
Vendee Mortgage Trust Series 1992-1, Class 2Z
7.750%	05/15/2022	997,900	1,060,820
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1, Class 2A
7.000%	03/25/2034	1,633,694	1,690,349
Washington Mutual, Inc. Series 2003-S11, Class A1
5.000%	11/25/2033	3,106,214	3,042,561
Washington Mutual, Inc. Series 2004-AR2, Class A
2.688%	04/25/2044	2,198,924	2,217,263

Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1
4.300%	09/25/2034	$1,870,566	$1,873,636

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $36,631,387)			36,938,652

SOVEREIGN DEBT OBLIGATIONS — 0.2%

Republic of South Africa
6.500%	06/02/2014	725,000	773,938
United Mexican States
8.375%	01/14/2011	685,000	803,163

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $1,485,423)			1,577,101

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.8%
Federal Home Loan Mortgage Corporation (FHLMC) — 1.3%
Collateralized Mortgage Obligations — 0.1%
FHLMC Series W067, Class A
6.420%	12/01/2005	808,307	838,842

Pass-Through Securities — 1.2%
FHLMC
4.250%	07/15/2009	3,820,000	3,907,554
FHLMC
6.000%	09/01/2016 - 02/01/2018	1,086,142	1,139,642
FHLMC
6.500%	08/01/2016 - 09/01/2016	905,439	959,023
FHLMC
6.625%	09/15/2009	3,250,000	3,670,608
FHLMC
7.500%	02/01/2030 - 03/01/2031	1,499,249	1,613,915
FHLMC
8.000%	08/01/2026 - 03/01/2028	412,652	450,435
FHLMC
9.000%	03/01/2017	42,157	45,744
Total Pass-Through Securities			11,786,921
Total Federal Home Loan Mortgage Corporation (FHLMC)			12,625,763

Federal National Mortgage Association (FNMA) — 0.4%
Pass-Through Securities
FNMA
6.000%	05/01/2016 - 06/01/2016	412,830	433,294
FNMA
7.000%	01/01/2031 - 05/01/2031	2,016,253	2,141,009
FNMA
7.500%	09/01/2029 - 05/01/2030	668,952	718,600
FNMA
8.000%	05/01/2013 - 09/01/2031	592,285	643,120

Total Pass-Through Securities			3,936,023

Government National Mortgage Association (GNMA) — 5.1%
Pass-Through Securities
GNMA
5.000%	05/15/2033 - 02/15/2034	$19,300,856	$19,259,691
GNMA
5.500%	06/15/2033 - 09/15/2034	21,356,846	21,770,764
GNMA
6.000%	01/15/2032 - 08/15/2032	3,288,185	3,419,385
GNMA
6.500%	10/15/2028 - 03/15/2029	3,367,572	3,570,942
GNMA
7.000%	04/15/2023 - 08/15/2032	689,085	736,057
GNMA
7.250%	06/20/2021 - 05/20/2022	1,465,440	1,567,363
GNMA
7.500%	09/15/2016 - 10/15/2017	578,102	623,988
GNMA
8.000%	05/15/2005 - 05/15/2008	578,866	633,297
GNMA
9.000%	08/15/2008 - 09/15/2009	182,165	194,782
Total Pass-Through Securities			51,776,269

Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV
4.687%	01/15/2022	365,541	347,858

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $67,840,477)			68,685,913

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bonds — 1.7%
U.S. Treasury Bond
6.125%	08/15/2029	1,475,000	1,719,066
U.S. Treasury Bond
8.750%	05/15/2017	10,750,000	15,169,258
Total U.S. Treasury Bonds			16,888,324

U.S. Treasury Notes — 1.7%
U.S. Treasury Inflation Index
3.875%	01/15/2009	1,564,944	1,762,762
U.S. Treasury Note
4.000%	02/15/2014	5,005,000	4,967,463
U.S. Treasury Note +
5.000%	08/15/2011	6,740,000	7,244,447
U.S. Treasury Note
5.625%	05/15/2008	2,675,000	2,910,317
Total U.S. Treasury Notes			16,884,989

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,813,946)			$33,773,313

TOTAL BONDS & NOTES
(Cost $284,164,354)			292,449,919

TOTAL LONG TERM INVESTMENTS
(Cost $753,313,058)			894,833,803

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 14.9%
Cash Equivalents — 4.3% **
American AAdvanage Select Money Market Fund		$590,455	$590,455
Bank of America Bank Note
1.875%	10/19/2004	1,911,454	1,911,454
Bank of America Bank Note
1.880%	12/23/2004	1,470,349	1,470,349
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	257,719	257,719
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	1,176,280	1,176,280
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	742,526	742,526
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	1,176,280	1,176,280
BGIF Institutional Money Market Fund		5,293,258	5,293,258
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	2,290,804	2,290,804
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	14,703	14,703
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	2,940,697	2,940,697
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	1,764,419	1,764,419
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	294,070	294,070
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	147,035	147,035
Dreyfus Cash Management Plus, Inc. Money Market Fund		882,210	882,210
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	441,105	441,105
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	1,323,314	1,323,314
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	879,269	879,269
Freddie Mac Agency Discount Note
1.672%	10/05/2004	2,643,901	2,643,901
General Electric Capital Corp.
1.623%	10/08/2004	882,210	882,210

General Electric Capital Corp.
1.652%	10/08/2004	$1,029,245	$1,029,245
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	1,176,280	1,176,280
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	588,140	588,140
Merrill Lynch Premier Institutional Money Market Fund		666,756	666,756
Merrimac Cash Fund, Premium Class		2,646,629	2,646,629
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	1,940,861	1,940,861
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	1,470,349	1,470,349
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	1,176,280	1,176,280
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	1,176,280	1,176,280
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	2,117,303	2,117,303
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	1,614,444	1,614,444
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	441,105	441,105
			43,165,730

Commercial Paper — 10.6%
Alcoa, Inc.
1.670%	10/21/2004	3,825,000	3,821,451
British Aero North America +++
1.870%	10/25/2004	5,285,000	5,278,412
Burlington Northern Santa Fe Corp. +++
1.640%	10/07/2004	4,718,000	4,716,711
Carolina Power & Light Co.
1.850%	10/20/2004	4,500,000	4,495,606
CVS Corp. +++
1.840%	10/18/2004	7,100,000	7,093,831
DaimlerChrysler North America Holding Corp.
1.750%	10/12/2004	2,470,000	2,468,679
DaimlerChrysler North America Holding Corp.
1.800%	10/14/2004	2,695,000	2,693,248
DaimlerChrysler North America Holding Corp.
1.900%	11/15/2004	1,985,000	1,980,286
Elsevier Finance SA +++
1.810%	10/08/2004	2,950,000	2,948,962
Elsevier Finance SA +++
1.840%	10/26/2004	4,000,000	3,994,889
Elsevier Finance SA +++
1.850%	10/25/2004	2,000,000	1,997,533
Exelon Corp. +++
1.810%	10/21/2004	7,000,000	6,992,961
Florida Power & Light Co.
1.830%	10/28/2004	3,955,000	3,949,572

Florida Power & Light Co.
1.830%	11/02/2004	$3,260,000	$3,254,697
General Mills, Inc. +++
1.810%	10/06/2004	5,000,000	4,998,743
General Mills, Inc. +++
1.830%	11/04/2004	5,405,000	5,395,658
ITT Industries, Inc. +++
1.850%	11/10/2004	7,500,000	7,484,583
John Deere Capital Corp. +++
1.680%	10/04/2004	2,755,000	2,754,614
John Deere Capital Corp. +++
1.690%	10/05/2004	3,000,000	2,999,437
John Deere Capital Corp. +++
1.830%	10/19/2004	2,874,000	2,871,370
John Deere Capital Corp. +++
1.850%	11/01/2004	5,900,000	5,890,601
Kinder Morgan Energy Partners LP +++
1.850%	10/22/2004	4,725,000	4,719,902
Kraft Foods, Inc.
1.720%	10/13/2004	1,820,000	1,818,956
Kraft Foods, Inc.
1.800%	10/15/2004	4,000,000	3,997,200
Reed Elsevier +++
1.840%	10/08/2004	1,345,000	1,344,519
Reed Elsevier +++
1.840%	10/25/2004	4,895,000	4,888,995
Union Pacific Corp. +++
1.670%	10/01/2004	2,210,000	2,210,000
			107,061,416

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			150,227,146

TOTAL INVESTMENTS — 103.9%
(Cost $903,540,203) ***			$1,045,060,949

Other Assets/(Liabilities) — (3.9%)			(39,477,637)

NET ASSETS — 100.0%			$1,005,583,312

Notes to Portfolio of Investments

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2.)

***                           See Note 3 for aggregate cost for Federal tax purposes.

+                                         Denotes all or a portion of security on loan.

++                                  This security is valued in good faith under procedures established by the board of directors.

+++                           Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to a value of $107,585,969 or 10.7% of net assets.

++++                    Security is currently in default.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.2%
Advertising — 0.0%
Interpublic Group of Companies, Inc. *	30,600	$324,054

Aerospace & Defense — 3.5%
Boeing Co.	48,300	2,493,246
General Dynamics Corp.	4,900	500,290
Goodrich Corp.	37,500	1,176,000
Honeywell International, Inc.	16,800	602,448
Lockheed Martin Corp.	267,200	14,904,416
Northrop Grumman Corp.	5,100	271,983
Raytheon Co.	6,800	258,264
Rockwell Collins, Inc.	677,400	25,158,636
United Technologies Corp.	7,600	709,688
		46,074,971

Apparel, Textiles & Shoes — 2.6%
The Gap, Inc.+	27,000	504,900
Jones Apparel Group, Inc.	23,900	855,620
Limited Brands	1,378,500	30,726,765
Liz Claiborne, Inc.	1,800	67,896
Nike, Inc. Cl. B	4,100	323,080
Nordstrom, Inc.	14,500	554,480
Reebok International Limited	1,000	36,720
VF Corp.	26,800	1,325,260
		34,394,721

Automotive & Parts — 0.6%
American Axle & Manufacturing Holdings, Inc.	15,800	462,308
Autoliv, Inc.	19,700	795,880
BorgWarner, Inc.	16,200	701,298
Cooper Tire & Rubber Co.	7,100	143,207
Dana Corp.	30,600	541,314
Ford Motor Co. +	46,800	657,540
General Motors Corp. +	35,500	1,508,040
Genuine Parts Co.	5,600	214,928
The Goodyear Tire & Rubber Co. * +	10,900	117,066
Harley-Davidson, Inc. +	3,600	213,984
Lear Corp.	20,400	1,110,780
Magna International, Inc. Cl. A	11,400	844,512
Paccar, Inc.	8,300	573,696
		7,884,553

Banking, Savings & Loans — 15.3%
AmSouth Bancorporation	5,100	124,440
Bank of America Corp.	746,814	32,359,451
Bank of New York Co., Inc.	11,300	329,621
BB&T Corp.	8,300	329,427
Capital One Financial Corp.	2,600	192,140
Citigroup, Inc.	950,100	41,918,412
Comerica, Inc.	28,900	1,715,215
Fannie Mae	26,900	1,705,460

1

Fifth Third Bancorp	5,100	$251,022
First Horizon National Corp.	1,900	82,384
Freddie Mac	484,900	31,634,876
Golden West Financial Corp.	3,900	432,705
JP Morgan Chase & Co.	214,996	8,541,791
KeyCorp +	49,700	1,570,520
M&T Bank Corp.	1,700	162,690
Marshall and Ilsley Corp. +	3,400	137,020
Mellon Financial Corp.	6,400	177,216
National City Corp.	62,900	2,429,198
North Fork Bancorporation, Inc. +	2,500	111,125
Northern Trust Corp.	3,200	130,560
Providian Financial Corp. * +	21,100	327,894
Regions Financial Corp.	41,624	1,376,090
SLM Corp.	487,300	21,733,580
SouthTrust Corp.	224,100	9,336,006
Sovereign Bancorp, Inc.	5,300	115,646
State Street Corp.	5,200	222,092
SunTrust Banks, Inc. +	26,900	1,894,029
Synovus Financial Corp.	2,800	73,220
U.S. Bancorp	124,800	3,606,720
Wachovia Corp.	84,000	3,943,800
Washington Mutual, Inc.	64,200	2,508,936
Wells Fargo & Co.	523,500	31,216,305
Zions Bancorp	1,400	85,456
		200,775,047

Beverages — 2.5%
Anheuser-Busch Companies, Inc.	7,600	379,620
Brown-Forman Corp. Cl. B +	1,900	87,020
The Coca-Cola Co.	24,600	985,230
Coca-Cola Enterprises, Inc.	200	3,780
Coors (Adolph) Co. Cl. B +	600	40,752
Diageo PLC Sponsored ADR (United Kingdom) +	580,200	29,259,486
The Pepsi Bottling Group, Inc.	6,900	187,335
PepsiCo, Inc.	26,800	1,303,820
		32,247,043

Broadcasting, Publishing & Printing — 3.7%
Clear Channel Communications, Inc.	10,000	311,700
Comcast Corp. Cl. A *	76,089	2,148,753
Dow Jones & Co., Inc.	1,400	56,854
Gannett Co., Inc. +	291,700	24,432,792
Knight Ridder, Inc. +	1,200	78,540
The McGraw-Hill Companies, Inc.	2,800	223,132
Meredith Corp.	900	46,242
New York Times Co. Cl. A +	2,300	89,930
Time Warner, Inc. *	169,800	2,740,572
Tribune Co.	600	24,690
Univision Communications, Inc. Cl. A *	5,300	167,533
Viacom, Inc. Cl. A	36,100	1,227,400
Viacom, Inc. Cl. B	505,240	16,955,854
		48,503,992

2

Building Materials & Construction — 0.1%
Louisiana-Pacific Corp. +	11,200	$290,640
Martin Marietta Materials, Inc.	12,000	543,240
Masco Corp.	15,200	524,856
Vulcan Materials Co.	1,300	66,235
		1,424,971

Chemicals — 4.8%
Air Products & Chemicals, Inc.	3,400	184,892
Ashland, Inc.	15,500	869,240
BOC Group PLC Sponsored ADR (United Kingdom) +	369,700	12,030,038
Dow Chemical Co.	514,700	23,254,146
Du Pont (E.I.) de Nemours & Co.	9,100	389,480
Eastman Chemical Co. +	700	33,285
Engelhard Corp.	1,600	45,360
International Flavors & Fragrances, Inc.	1,400	53,480
The Lubrizol Corp.	4,100	141,860
Monsanto Co.	12,700	462,534
PPG Industries, Inc. +	416,600	25,529,248
Rohm & Haas Co.	5,900	253,523
		63,247,086

Commercial Services — 2.2%
Apollo Group, Inc. Cl. A *	2,800	205,436
Block (H&R), Inc. +	2,900	143,318
Cendant Corp.	29,700	641,520
Cintas Corp.	2,600	109,304
Convergys Corp. *	2,200	29,546
Donnelley (R.R.) & Sons Co.	34,500	1,080,540
eBay, Inc. *	10,900	1,002,146
Ecolab, Inc.	100	3,144
Equifax, Inc.	8,200	216,152
Moody’s Corp.	2,100	153,825
Paychex, Inc.	100	3,015
PerkinElmer, Inc.	12,000	206,640
Quest Diagnostics, Inc. +	1,300	114,686
Robert Half International, Inc.	1,300	33,501
Ryder System, Inc. +	3,200	150,528
Waste Management, Inc.	884,260	24,175,668
		28,268,969

Communications — 1.3%
ADC Telecommunications, Inc. *	246,700	446,527
Avaya, Inc. *	22,000	306,680
BCE, Inc.	391,600	8,478,140
Citizens Communications Co.	27,000	361,530
Lucent Technologies, Inc. * +	289,600	918,032
Network Appliance, Inc. * +	5,200	119,600
Nortel Networks Corp. *	165,400	562,360
Qualcomm, Inc.	25,200	983,808
SBC Communications, Inc.	149,200	3,871,740
Scientific-Atlanta, Inc.	2,400	62,208
Tellabs, Inc. *	147,900	1,359,201
		17,469,826

3

Communications Equipment — 0.1%
Motorola, Inc.	72,900	$1,315,116

Computer Integrated Systems Design — 0.1%
Autodesk, Inc.	6,900	335,547
Computer Sciences Corp. *	3,000	141,300
Parametric Technology Corp. *	80,013	422,469
Unisys Corp. *	4,600	47,472
		946,788

Computer Related Services — 0.1%
Ingram Micro, Inc. Cl. A *	40,600	653,660

Computers & Information — 4.4%
Apple Computer, Inc. *	732,700	28,392,125
Cisco Systems, Inc. *	105,200	1,904,120
Comverse Technology, Inc. *	2,400	45,192
Dell, Inc. *	37,900	1,349,240
EMC Corp. *	37,900	437,366
International Business Machines Corp.	266,800	22,875,432
International Game Technology	6,000	215,700
Jabil Circuit, Inc. *	3,200	73,600
Lexmark International, Inc. *	2,100	176,421
Quantum Corp. *	50,300	116,193
Solectron Corp. *	160,900	796,455
Symbol Technologies, Inc.	3,000	37,920
Tech Data Corp. * +	17,600	678,480
		57,098,244

Computers & Office Equipment — 0.3%
Electronic Data Systems Corp.	7,400	143,486
Hewlett-Packard Co.	198,724	3,726,075
Pitney Bowes, Inc.	3,500	154,350
Xerox Corp. * +	20,900	294,272
		4,318,183

Containers — 0.0%
Ball Corp.	1,800	67,374
Bemis Co., Inc.	1,400	37,212
Pactiv Corp. *	2,500	58,125
Sealed Air Corp. *	2,100	97,335
Temple-Inland, Inc.	5,000	335,750
		595,796

Cosmetics & Personal Care — 0.3%
Alberto-Culver Co.	1,500	65,220
Avon Products, Inc.	7,200	314,496
Colgate-Palmolive Co.	300	13,554
The Gillette Co.	15,500	646,970
Kimberly-Clark Corp.	7,900	510,261
The Procter & Gamble Co.	39,700	2,148,564
		3,699,065

4

Data Processing & Preparation — 1.1%
Affiliated Computer Services, Inc. Cl. A *	2,000	$111,340
Automatic Data Processing, Inc.	200,700	8,292,924
Deluxe Corp. +	5,100	209,202
First Data Corp.	13,700	595,950
Fiserv, Inc. *	135,400	4,720,044
IMS Health, Inc.	3,600	86,112
NCR Corp. * +	2,500	123,975
		14,139,547

Electric Utilities — 4.3%
AES Corp. *	4,900	48,951
Alliant Energy Corp.	25,200	626,976
Ameren Corp. +	2,600	119,990
American Electric Power Co.	45,200	1,444,592
CenterPoint Energy, Inc.	11,400	118,104
Cinergy Corp.	2,600	102,960
CMS Energy Corp. *	2,700	25,704
Consolidated Edison, Inc. +	3,800	159,752
Constellation Energy Group, Inc.	31,500	1,254,960
Dominion Resources, Inc.	4,200	274,050
DTE Energy Co.	2,700	113,913
Duke Energy Corp.	19,900	455,511
Edison International	66,100	1,752,311
Entergy Corp. +	346,900	21,025,609
Exelon Corp.	439,300	16,117,917
FirstEnergy Corp.	7,200	295,776
FPL Group, Inc.	2,700	184,464
NiSource, Inc.	4,300	90,343
Northeast Utilities	35,125	681,074
NSTAR	178,900	8,783,990
PG&E Corp. *	6,100	185,440
Pinnacle West Capital Corp.	1,300	53,950
PPL Corp.	27,800	1,311,604
Progress Energy, Inc. +	5,300	224,402
Public Service Enterprise Group, Inc. +	3,400	144,840
Southern Co. +	10,100	302,798
Teco Energy, Inc. +	9,400	127,182
TXU Corp.	6,700	321,064
		56,348,227

Electrical Equipment & Electronics — 1.7%
Agere Systems, Inc. Cl. A *	216,100	226,905
Altera Corp. * +	11,100	217,227
Analog Devices, Inc.	3,500	135,730
Arrow Electronics, Inc. * +	30,600	690,948
Atmel Corp. *	74,000	267,880
Avnet, Inc. *	32,800	561,536
Broadcom Corp. Cl. A *	3,000	81,870
Celestica, Inc. *	13,200	167,640
Emerson Electric Co.	14,700	909,783
Flextronics International Limited *	53,900	714,175
General Electric Co.	406,300	13,643,554
Hubbell, Inc. Cl. B	16,500	739,695

5

Intel Corp.	100,600	$2,018,036
Linear Technology Corp.	4,700	170,328
Maxim Integrated Products, Inc.	4,900	207,221
Micron Technology, Inc. * +	5,100	61,353
Molex, Inc.	1,700	50,694
National Semiconductor Corp. *	5,600	86,744
PMC-Sierra, Inc. * +	2,400	21,144
Rockwell Automation, Inc.	6,900	267,030
Sanmina-SCI Corp. * +	39,000	274,950
Thomas & Betts Corp. +	19,600	525,672
Xilinx, Inc.	5,300	143,100
		22,183,215

Energy — 8.9%
Amerada Hess Corp.	2,600	231,400
Anadarko Petroleum Corp.	3,800	252,168
Apache Corp.	4,900	245,539
BJ Services Co. +	3,400	178,194
BP PLC Sponsored ADR (United Kingdom)	434,800	25,014,044
Burlington Resources, Inc.	6,000	244,800
ChevronTexaco Corp.	133,400	7,155,576
ConocoPhillips	46,747	3,872,989
Devon Energy Corp.	3,900	276,939
Dynegy, Inc. Cl. A * +	73,600	367,264
El Paso Corp.	8,500	78,115
EOG Resources, Inc.	1,600	105,360
Exxon Mobil Corp.	1,114,900	53,883,117
Halliburton Co.	9,800	330,162
Kerr-McGee Corp.	3,500	200,375
KeySpan Corp.	2,300	90,160
Kinder Morgan, Inc.	2,600	163,332
Marathon Oil Corp.	41,600	1,717,248
Nicor, Inc. +	700	25,690
Occidental Petroleum Corp.	332,100	18,574,353
Peoples Energy Corp.	600	25,008
Schlumberger Limited	8,000	538,480
Sempra Energy	38,100	1,378,839
Sunoco, Inc.	4,600	340,308
Unocal Corp.	3,600	154,800
Valero Energy Corp.	4,300	344,903
The Williams Companies, Inc.	11,200	135,520
Xcel Energy, Inc. +	26,400	457,248
		116,381,931

Entertainment & Leisure — 1.2%
Brunswick Corp. +	900	41,184
Harrah’s Entertainment, Inc.	100	5,298
The Walt Disney Co.	701,900	15,827,845
		15,874,327

Financial Services — 4.8%
American Express Co.	467,300	24,047,258
Bear Stearns Companies, Inc. +	15,200	1,461,784
Countrywide Financial Corp.	8,398	330,797

6

E Trade Financial Corp. *	5,500	$62,810
Franklin Resources, Inc. +	2,400	133,824
The Goldman Sachs Group, Inc.	25,700	2,396,268
Huntington Bancshares, Inc. +	61,100	1,522,001
Lehman Brothers Holdings, Inc.	24,300	1,937,196
MBNA Corp.	19,200	483,840
Merrill Lynch & Co., Inc.	45,800	2,277,176
Morgan Stanley	560,740	27,644,482
PNC Financial Services Group, Inc.	7,300	394,930
ProLogis Trust	2,800	98,672
Simon Property Group, Inc.	3,200	171,616
		62,962,654

Foods — 3.7%
Archer-Daniels-Midland Co.	81,600	1,385,568
Campbell Soup Co.	800	21,032
ConAgra Foods, Inc.	5,100	131,121
General Mills, Inc.	200	8,980
Heinz (H. J.) Co.	645,100	23,236,502
Hershey Foods Corp.	4,000	186,840
Kellogg Co.	452,600	19,307,916
The Kroger Co. *	41,000	636,320
McCormick & Co., Inc.	300	10,302
Safeway, Inc. * +	48,200	930,742
Sara Lee Corp. +	53,500	1,223,010
Starbucks Corp. *	6,300	286,398
SuperValu, Inc.	5,300	146,015
Sysco Corp.	600	17,952
Tyson Foods, Inc. Cl. A	65,400	1,047,708
Wrigley (Wm.) Jr. Co.	200	12,662
		48,589,068

Forest Products & Paper — 2.9%
Boise Cascade Corp.	13,600	452,608
Georgia-Pacific Corp.	49,100	1,765,145
International Paper Co.	4,600	185,886
MeadWestvaco Corp.	38,700	1,234,530
Plum Creek Timber Co., Inc. +	2,900	101,587
Weyerhaeuser Co.	517,300	34,390,104
		38,129,860

Healthcare — 0.2%
Caremark Rx, Inc. *	6,900	221,283
Express Scripts, Inc. * +	1,100	71,874
GlaxoSmithKline PLC ADR (United Kingdom) +	18,700	817,751
HCA, Inc.	200	7,630
Health Management Associates, Inc. Cl. A	100	2,043
Humana, Inc. *	33,100	661,338
Manor Care, Inc.	1,200	35,952
UnitedHealth Group, Inc.	9,700	715,278
Wellpoint Health Networks, Inc. *	2,400	252,216
		2,785,365

7

Home Construction, Furnishings & Appliances — 0.1%
Centex Corp. +	5,300	$267,438
KB Home +	700	59,143
Leggett & Platt, Inc.	37,800	1,062,180
Pulte Homes, Inc.	1,700	104,329
Whirlpool Corp. +	5,200	312,468
		1,805,558

Household Products — 0.2%
Black & Decker Corp.	3,200	247,808
The Clorox Co.	3,400	181,220
Corning, Inc. *	98,750	1,094,150
Fortune Brands, Inc.	1,900	140,771
Newell Rubbermaid, Inc. +	3,300	66,132
Sherwin-Williams Co.	8,500	373,660
Snap-On, Inc.	800	22,048
The Stanley Works +	5,900	250,927
		2,376,716

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	3,000	172,950

Industrial - Diversified — 1.6%
3M Co.	11,200	895,664
Cooper Industries Limited Cl. A	23,200	1,368,800
Danaher Corp.	4,400	225,632
Eaton Corp.	25,900	1,642,319
Illinois Tool Works, Inc.	4,700	437,899
ITT Industries, Inc.	1,400	111,986
Textron, Inc. +	26,000	1,671,020
Tyco International Limited +	464,500	14,241,570
		20,594,890

Information Retrieval Services — 0.1%
Yahoo!, Inc. *	20,600	698,546

Insurance — 8.3%
ACE Limited	15,500	620,930
Aetna, Inc.	4,500	449,685
AFLAC, Inc.	397,100	15,570,291
Allstate Corp.	390,800	18,754,492
Ambac Financial Group, Inc.	1,500	119,925
American International Group, Inc.	462,200	31,424,978
Anthem, Inc. * +	2,200	191,950
Aon Corp.	4,700	135,078
Chubb Corp.	18,200	1,279,096
Cigna Corp.	5,200	362,076
Cincinnati Financial Corp.	2,520	103,874
Everest Re Group Limited	147,400	10,956,242
Genworth Financial, Inc. Cl. A *	44,000	1,025,200
The Hartford Financial Services Group, Inc.	27,700	1,715,461
Jefferson-Pilot Corp. +	3,600	178,776
Lincoln National Corp.	6,500	305,500

8

Loews Corp.	2,900	$169,650
Manulife Financial Corp. +	22,757	996,529
Marsh & McLennan Companies, Inc.	4,800	219,648
MBIA, Inc.	2,000	116,420
Metlife, Inc.	52,800	2,040,720
MGIC Investment Corp.	19,500	1,297,725
PartnerRe Limited	6,500	355,485
Progressive Corp.	3,100	262,725
Prudential Financial, Inc.	8,100	381,024
Radian Group, Inc.	370,100	17,109,723
RenaissanceRe Holdings Limited	7,800	402,324
Safeco Corp.	2,200	100,430
St. Paul Travelers Companies	17,247	570,186
Torchmark Corp.	1,600	85,088
UnumProvident Corp. +	2,700	42,363
XL Capital Limited Cl. A +	14,900	1,102,451
		108,446,045

Lodging — 0.0%
Hilton Hotels Corp.	6,700	126,228
Marriott International, Inc. Cl. A	3,800	197,448
Starwood Hotels & Resorts Worldwide, Inc.	5,700	264,594
		588,270

Machinery & Components — 1.5%
Baker Hughes, Inc.	7,400	323,528
Cummins, Inc. +	5,100	376,839
Deere & Co.	100	6,455
Dover Corp.	4,700	182,689
Ingersoll-Rand Co. Cl. A	7,200	489,384
Pall Corp. +	2,100	51,408
Parker-Hannifin Corp.	315,200	18,552,672
		19,982,975

Manufacturing — 0.0%
American Standard Companies, Inc. *	5,600	217,896
Millipore Corp. * +	700	33,495
		251,391

Medical Supplies — 0.3%
Agilent Technologies, Inc. *	7,500	161,775
Allergan, Inc.	200	14,510
Applied Biosystems Group-Applera Corp.	3,300	62,271
Bard (C.R.), Inc.	1,600	90,608
Bausch & Lomb, Inc.	2,100	139,545
Baxter International, Inc.	6,400	205,824
Becton, Dickinson & Co. +	10,700	553,190
Biomet, Inc.	4,600	215,648
Fisher Scientific International * +	2,000	116,660
Guidant Corp.	16,100	1,063,244
Medtronic, Inc.	12,400	643,560
St. Jude Medical, Inc. *	1,800	135,486
Stryker Corp.	7,800	375,024
Tektronix, Inc.	13,700	455,525

9

Thermo Electron Corp. *	2,300	$62,146
Waters Corp. *	1,800	79,380
Zimmer Holdings, Inc. *	100	7,904
		4,382,300

Metals & Mining — 0.5%
Alcan, Inc. +	20,200	965,560
Alcoa, Inc.	20,100	675,159
Crane Co.	6,000	173,520
Newmont Mining Corp. +	800	36,424
Nucor Corp. +	20,000	1,827,400
Phelps Dodge Corp. +	2,200	202,466
United States Steel Corp. +	40,800	1,534,896
Worthington Industries, Inc.	20,300	433,405
		5,848,830

Pharmaceuticals — 3.4%
Abbott Laboratories	32,600	1,380,936
AmerisourceBergen Corp. +	3,600	193,356
Amgen, Inc. *	9,300	527,124
Bristol-Myers Squibb Co.	66,500	1,574,055
Cardinal Health, Inc.	300	13,131
Eli Lilly & Co.	9,000	540,450
Forest Laboratories, Inc. *	6,400	287,872
Hospira, Inc. *	1,870	57,222
Johnson & Johnson	52,200	2,940,426
King Pharmaceuticals, Inc. *	4,500	53,730
McKesson Corp.	9,500	243,675
Medco Health Solutions, Inc. *	26,379	815,111
Merck & Co., Inc.	68,000	2,244,000
Mylan Laboratories, Inc. +	200	3,600
Pfizer, Inc.	934,390	28,592,334
Schering-Plough Corp.	25,800	491,748
Sigma-Aldrich Corp.	1,000	58,000
Teva Pharmaceutical Sponsored ADR (Israel) +	176,600	4,582,770
Wyeth	4,500	168,300
		44,767,840

Photography Equipment/Supplies — 2.1%
Eastman Kodak Co. +	841,900	27,126,018

Prepackaged Software — 1.4%
Adobe Systems, Inc.	3,700	183,039
BMC Software, Inc. *	3,500	55,335
Citrix Systems, Inc. *	21,800	381,936
Computer Associates International, Inc.	9,000	236,700
Compuware Corp. *	6,000	30,900
Intuit, Inc. *	3,100	140,740
Microsoft Corp.	560,600	15,500,590
Novell, Inc. *	5,500	34,705
Oracle Corp. *	81,700	921,576
Peoplesoft, Inc. *	5,600	111,160
Siebel Systems, Inc. *	7,400	55,796
SunGard Data Systems, Inc. *	4,400	104,588

10

Symantec Corp. *	10,300	$565,264
Veritas Software Corp. *	4,100	72,980
		18,395,309

Real Estate — 0.0%
Equity Office Properties Trust	6,100	166,225
Equity Residential	4,300	133,300
		299,525

Restaurants — 2.5%
Darden Restaurants, Inc.	2,800	65,296
McDonald’s Corp.	1,134,700	31,805,641
Wendy’s International, Inc.	100	3,360
Yum! Brands, Inc.	5,500	223,630
		32,097,927

Retail — 1.0%
AutoZone, Inc. * +	1,500	115,875
Best Buy Co., Inc. +	3,100	168,144
Circuit City Stores, Inc.	30,200	463,268
Costco Wholesale Corp.	7,800	324,168
Dillards, Inc. Cl. A	1,500	29,610
Dollar General Corp.	5,100	102,765
Federated Department Stores, Inc.	2,900	131,747
Foot Locker, Inc.	1,400	33,180
The Home Depot, Inc.	37,900	1,485,680
J.C. Penney Co., Inc.	11,600	409,248
The May Department Stores Co.	41,600	1,066,208
Office Depot, Inc. *	51,900	780,057
RadioShack Corp.	2,900	83,056
Rite Aid Corp. *	353,700	1,245,024
Saks, Inc.	42,900	516,945
Sears, Roebuck and Co. +	45,400	1,809,190
Staples, Inc.	8,800	262,416
TJX Companies, Inc.	5,100	112,404
Walgreen Co.	10,800	386,964
Wal-Mart Stores, Inc.	61,800	3,287,760
		12,813,709

Retail - Grocery — 0.0%
Albertson’s, Inc.	6,200	148,366
Winn-Dixie Stores, Inc. +	2,500	7,725
		156,091

Telephone Utilities — 2.9%
Alltel Corp.	4,800	263,568
AT&T Corp.	12,440	178,141
BellSouth Corp.	82,600	2,240,112
CenturyTel, Inc.	3,800	130,112
Qwest Communications International, Inc. *	27,000	89,910
Sprint Corp. (FON Group)	154,849	3,117,110
Verizon Communications, Inc.	801,800	31,574,884
		37,593,837

11

Tobacco — 0.5%
Altria Group, Inc.	117,200	$5,513,088
Reynolds American, Inc.	2,400	163,296
UST, Inc.	34,800	1,401,048
		7,077,432

Toys, Games — 0.0%
Hasbro, Inc.	2,200	41,360
Mattel, Inc.	100	1,813
		43,173

Transportation — 2.1%
Burlington Northern Santa Fe Corp.	45,400	1,739,274
Carnival Corp.	6,200	293,198
CSX Corp.	33,700	1,118,840
FedEx Corp. +	10,900	934,021
Norfolk Southern Corp.	57,200	1,701,128
Union Pacific Corp.	353,300	20,703,380
United Parcel Service, Inc. Cl. B	17,500	1,328,600
		27,818,441

Travel — 0.0%
Sabre Holdings Corp.	7,600	186,428

TOTAL EQUITIES
(Cost $1,064,289,384)		1,300,160,480

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 7.2%
Cash Equivalents **
American AAdvanage Select Money Market Fund		$1,297,749	$1,297,749
Bank of America Bank Note
1.875%	10/19/2004	4,201,151	4,201,151
Bank of America Bank Note
1.880%	12/23/2004	3,231,654	3,231,654
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	566,435	566,435
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	2,585,323	2,585,323
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	1,631,984	1,631,984
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	2,585,324	2,585,324
BGIF Institutional Money Market Fund		11,633,960	11,633,960
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	5,034,919	5,034,919
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	32,316	32,316
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	6,463,312	6,463,312

12

Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	$3,877,986	$3,877,986
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	646,331	646,331
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	323,165	323,165
Dreyfus Cash Management Plus, Inc. Money Market Fund		1,938,995	1,938,995
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	969,498	969,498
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	2,908,491	2,908,491
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	1,932,530	1,932,530
Freddie Mac Agency Discount Note
1.672%	10/05/2004	5,810,984	5,810,984
General Electric Capital Corp.
1.623%	10/08/2004	1,938,996	1,938,996
General Electric Capital Corp.
1.652%	10/08/2004	2,262,159	2,262,159
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	2,585,324	2,585,324
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	1,292,662	1,292,662
Merrill Lynch Premier Institutional Money Market Fund		1,465,451	1,465,451
Merrimac Cash Fund, Premium Class		5,816,982	5,816,982
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	4,265,785	4,265,785
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	3,231,655	3,231,655
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	2,585,324	2,585,324
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	2,585,324	2,585,324
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	4,653,585	4,653,585
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	3,548,357	3,548,357
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	969,498	969,498
			94,873,209

TOTAL SHORT-TERM INVESTMENTS
(Cost $94,873,209)			94,873,209

TOTAL INVESTMENTS — 106.4%
(Cost $1,159,162,593) ***			$1,395,033,689

Other Assets/(Liabilities) — (6.4%)			(84,498,362)

NET ASSETS — 100.0%			$1,310,535,327

13

Notes to Portfolio of Investments

ADR - American Depository Receipt.

*                               Non-income producing security.

**                        Represents investments of security lending collateral. (Note 2).

***                 See Note 3 for aggregate cost for Federal tax purposes.

+                               Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

14

MML Inflation-Protected Bond Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 97.4%
CORPORATE DEBT — 24.0%
Household Finance Corp.
5.300%	12/10/2013	$1,500,000	$1,498,785
International Bank for Reconstruction & Development
4.573%	12/10/2013	2,421,000	2,414,246
JP Morgan Chase & Co. Series C
4.990%	06/28/2009	1,500,000	1,542,510
Lehman Brothers Holdings, Inc. Series G
5.050%	05/12/2014	1,500,000	1,475,925
Merrill Lynch & Co., Inc.
4.430%	03/02/2009	2,400,000	2,407,368
Morgan Stanley
4.740%	02/01/2011	900,000	903,267
Morgan Stanley Series C
5.340%	11/01/2013	1,000,000	1,023,600
Pacific Life Global Funding +
4.060%	02/06/2016	2,000,000	2,027,020
Principal Life Income Funding Trusts
5.150%	04/01/2016	1,000,000	975,900
SLM Corp.
5.180%	11/21/2013	2,500,000	2,535,500

TOTAL CORPORATE DEBT
(Cost $16,746,743)			16,804,121

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.3%
Federal Home Loan Mortgage Corporation (FHLMC) — 8.5%
Pass-Through Securities
Federal Home Loan Bank
6.430%	02/20/2007	1,750,000	1,867,250
FHLMC
3.625%	09/15/2008	1,500,000	1,508,662
FHLMC
4.500%	07/15/2013	2,600,000	2,601,641
Total Pass-Through Securities			5,977,553

Federal National Mortgage Association (FNMA) — 9.1%
Other — 3.7%
FNMA (Benchmark Note)
4.375%	03/15/2013	2,600,000	2,587,005

Pass-Through Securities — 5.4%
FNMA
4.192%	02/17/2009	3,755,000	3,772,573
Total Federal National Mortgage Association (FNMA)			6,359,578

1

Other Agencies — 2.7%

Tennessee Valley Authority
3.375%	01/15/2007	$1,793,250	$1,908,520

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,207,406)			14,245,651

U.S. TREASURY OBLIGATIONS — 53.1%
U.S. Treasury Bonds — 16.3%
U.S. Treasury Inflation Index
2.375%	01/15/2025	1,668,034	1,738,144
U.S. Treasury Inflation Index
3.375%	04/15/2032	848,345	1,075,939
U.S. Treasury Inflation Index
3.625%	04/15/2028	3,120,928	3,958,702
U.S. Treasury Inflation Index
3.875%	04/15/2029	3,485,345	4,622,438
Total U.S. Treasury Bonds			11,395,223

U.S. Treasury Notes — 36.8%
U.S. Treasury Inflation Index
1.875%	07/15/2013	3,264,001	3,321,631
U.S. Treasury Inflation Index
2.000%	01/15/2014	3,403,299	3,487,318
U.S. Treasury Inflation Index
2.000%	07/15/2014	1,577,599	1,614,081
U.S. Treasury Inflation Index
3.000%	07/15/2012	3,650,204	4,043,742
U.S. Treasury Inflation Index
3.375%	01/15/2012	1,018,708	1,154,324
U.S. Treasury Inflation Index
3.500%	01/15/2011	1,920,814	2,173,521
U.S. Treasury Inflation Index
3.625%	01/15/2008	2,743,463	3,010,093
U.S. Treasury Inflation Index
3.875%	01/15/2009	4,059,614	4,572,775
U.S. Treasury Inflation Index
4.250%	01/15/2010	2,037,698	2,368,187
Total U.S. Treasury Notes			25,745,672

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,734,144)			37,140,895

TOTAL BONDS & NOTES
(Cost $66,688,293)			68,190,667

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)	$1,462,327	$1,462,327

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		1,462,327

2

TOTAL INVESTMENTS — 99.5%
(Cost $68,150,620) *	$69,652,994

Other Assets/(Liabilities) — 0.5%	336,300

NET ASSETS — 100.0%	$69,989,294

Notes to Portfolio of Investments

*                 See Note 3 for aggregate cost for Federal tax purposes.

(a)          Maturity value $1,462,379.  Collateralized by U.S. Government Agency obligation with a rate of 4.103%, maturity date of 05/01/2033, and an aggregate market value, including accrued interest, of $1,535,443.

+                 Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities amounted to a value of $2,027,020 or 2.9% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

3

MML Large Cap Value Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 92.4%
Advertising — 0.3%
WPP Group PLC Sponsored ADR (United Kingdom)	4,200	$196,136

Banking, Savings & Loans — 18.4%
Citigroup, Inc.	49,800	2,197,176
Fifth Third Bancorp	20,000	984,400
Golden West Financial Corp.	17,300	1,919,435
HSBC Holdings PLC	132,931	2,115,787
JP Morgan Chase & Co.	61,816	2,455,950
Lloyds TSB Group PLC Sponsored ADR (United Kingdom) +	15,800	497,384
Providian Financial Corp. + *	20,600	320,124
State Street Corp.	3,700	158,027
Wells Fargo & Co.	39,100	2,331,533
		12,979,816

Beverages — 2.1%
Diageo PLC Sponsored ADR (United Kingdom) +	18,500	932,955
Heineken Holding NV Cl. A +	19,650	528,513
		1,461,468

Broadcasting, Publishing & Printing — 5.3%
Comcast Corp. Special Cl. A *	80,700	2,253,144
Gannett Co., Inc.	4,800	402,048
IAC/InterActiveCorp *	15,500	341,310
Lagardere S.C.A. SA	12,100	751,307
		3,747,809

Building Materials & Construction — 1.3%
Martin Marietta Materials, Inc.	10,000	452,700
Vulcan Materials Co.	9,700	494,215
		946,915

Commercial Services — 4.0%
Block (H&R), Inc. +	24,900	1,230,558
Dun & Bradstreet Corp. *	11,450	672,115
Iron Mountain, Inc. *	2,500	84,625
Moody’s Corp.	11,300	827,725
		2,815,023

Communications — 0.7%
Nokia Oyj Sponsored ADR (Finland)	12,800	175,616
SK Telecom Co. Limited ADR (South Korea) +	15,900	309,255
		484,871

Computers & Information — 1.5%
Lexmark International, Inc. *	12,900	1,083,729

Containers — 2.7%
Sealed Air Corp. *	40,900	1,895,715

1

Diversified Financial — 0.8%
Takefuji Corp.	8,500	$543,672

Electrical Equipment & Electronics — 0.0%
Agere Systems, Inc. Cl. A *	31,800	33,390

Energy — 8.5%
ConocoPhillips	20,930	1,734,050
Devon Energy Corp.	18,400	1,306,584
EOG Resources, Inc.	15,700	1,033,845
Occidental Petroleum Corp.	26,000	1,454,180
Transocean, Inc. + *	12,200	436,516
		5,965,175

Financial Services — 14.0%
American Express Co.	93,400	4,806,364
Berkshire Hathaway, Inc. Cl. A *	38	3,292,700
Centerpoint Properties Corp.	28,200	1,228,956
Morgan Stanley	11,100	547,230
		9,875,250

Foods — 0.9%
Hershey Foods Corp.	13,800	644,598

Healthcare — 0.8%
HCA, Inc.	14,500	553,175

Industrial - Diversified — 3.9%
Tyco International Limited +	89,243	2,736,190

Insurance — 13.7%
American International Group, Inc.	52,750	3,586,472
Aon Corp.	22,200	638,028
Chubb Corp.	3,000	210,840
Loews Corp.	20,200	1,181,700
Markel Corp. *	200	61,680
Marsh & McLennan Companies, Inc.	15,600	713,856
Principal Financial Group, Inc.	7,200	258,984
Progressive Corp.	24,200	2,050,950
Sun Life Financial, Inc.	4,400	132,176
Transatlantic Holdings, Inc.	15,500	842,425
		9,677,111

Pharmaceuticals — 3.2%
Cardinal Health, Inc.	15,800	691,566
Eli Lilly & Co.	12,300	738,615
Novartis AG	6,300	293,521
Pfizer, Inc.	17,040	521,424
		2,245,126

Prepackaged Software — 1.2%
Microsoft Corp.	30,300	837,795

2

Retail — 3.8%
AutoZone, Inc. + *	7,700	$594,825
Costco Wholesale Corp.	49,200	2,044,752
		2,639,577

Tobacco — 4.5%
Altria Group, Inc.	66,600	3,132,865

Transportation — 0.8%
United Parcel Service, Inc. Cl. B	7,200	546,624

TOTAL EQUITIES
(Cost $55,742,669)		65,042,030

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 15.9%
Cash Equivalents — 8.2% **
American AAdvanage Select Money Market Fund		$78,559	$78,559
Bank of America Bank Note
1.875%	10/19/2004	254,314	254,314
Bank of America Bank Note
1.880%	12/23/2004	195,626	195,626
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	34,289	34,289
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	156,501	156,501
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	98,791	98,791
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	156,501	156,501
BGIF Institutional Money Market Fund		704,256	704,256
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	304,786	304,786
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	1,956	1,956
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	391,253	391,253
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	234,752	234,752
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	39,125	39,125
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	19,563	19,563
Dreyfus Cash Management Plus, Inc. Money Market Fund		117,376	117,376
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	58,688	58,688
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	176,064	176,064
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	116,985	116,985

3

Freddie Mac Agency Discount Note
1.672%	10/05/2004	$351,765	$351,765
General Electric Capital Corp.
1.623%	10/08/2004	117,376	117,376
General Electric Capital Corp.
1.652%	10/08/2004	136,938	136,938
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	156,501	156,501
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	78,251	78,251
Merrill Lynch Premier Institutional Money Market Fund		88,710	88,710
Merrimac Cash Fund, Premium Class		352,128	352,128
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	258,227	258,227
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	195,626	195,626
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	156,500	156,500
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	156,501	156,501
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	281,702	281,702
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	214,797	214,797
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	58,688	58,688
			5,743,095

Repurchase Agreement — 7.7%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		5,423,288	5,423,288

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			11,166,383

TOTAL INVESTMENTS — 108.3%
(Cost $66,909,052) ***			$76,208,413

Other Assets/(Liabilities) — (8.3%)			(5,808,386)

NET ASSETS — 100.0%			$70,400,027

Notes to Portfolio of Investments

ADR - American Depository Receipt.

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2).

***                           See Note 3 for aggregate cost for Federal tax purposes.

4

(a)                                  Maturity value of $5,423,479. Collateralized by U.S. Government Agency obligation with a rate of 4.375%, maturity date of 01/25/2024, and an aggregate market value, including accrued interest, of $5,694,452.

+                                         Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

5

MML Equity Index Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.9%
Advertising — 0.2%
Interpublic Group of Companies, Inc. *	14,807	$156,806
Monster Worldwide, Inc. *	4,376	107,825
Omnicom Group, Inc. +	7,006	511,858
		776,489

Aerospace & Defense — 2.0%
Boeing Co.	31,169	1,608,944
General Dynamics Corp.	7,407	756,255
Goodrich Corp.	4,339	136,071
Honeywell International, Inc.	32,390	1,161,505
Lockheed Martin Corp.	16,640	928,179
Northrop Grumman Corp.	13,268	707,582
Raytheon Co.	16,588	630,012
Rockwell Collins, Inc.	6,568	243,936
United Technologies Corp.	19,111	1,784,585
		7,957,069

Air Transportation — 0.1%
Delta Air Lines, Inc. * +	4,599	15,131
Southwest Airlines Co.	29,540	402,335
		417,466

Apparel, Textiles & Shoes — 0.7%
Coach, Inc. *	7,000	296,940
The Gap, Inc. +	33,345	623,551
Jones Apparel Group, Inc.	4,696	168,117
Limited Brands	17,530	390,744
Liz Claiborne, Inc.	4,074	153,671
Nike, Inc. Cl. B	9,724	766,251
Nordstrom, Inc.	5,035	192,538
Reebok International Limited	2,256	82,840
VF Corp. +	4,051	200,322
		2,874,974

Automotive & Parts — 1.0%
AutoNation, Inc. *	10,000	170,800
Cooper Tire & Rubber Co.	2,346	47,319
Dana Corp.	5,603	99,117
Delphi Corp.	20,283	188,429
Ford Motor Co. +	68,067	956,341
General Motors Corp. +	21,030	893,354
Genuine Parts Co.	6,329	242,907
The Goodyear Tire & Rubber Co. * +	6,265	67,286
Harley-Davidson, Inc. +	10,920	649,085
Navistar International Corp. *	2,674	99,446
Paccar, Inc.	6,583	455,017
Visteon Corp. +	4,812	38,448
		3,907,549

1

Banking, Savings & Loans — 11.7%
AmSouth Bancorporation	12,959	$316,200
Bank of America Corp.	150,892	6,538,150
Bank of New York Co., Inc.	28,845	841,409
BB&T Corp.	20,783	824,877
Capital One Financial Corp.	8,700	642,930
Citigroup, Inc.	191,344	8,442,097
Comerica, Inc.	6,469	383,935
Fannie Mae	35,876	2,274,538
Fifth Third Bancorp +	20,863	1,026,877
First Horizon National Corp.	4,600	199,456
Freddie Mac	25,486	1,662,707
Golden West Financial Corp.	5,755	638,517
JP Morgan Chase & Co.	131,847	5,238,281
KeyCorp +	15,310	483,796
M&T Bank Corp.	4,400	421,080
Marshall and Ilsley Corp.	8,300	334,490
Mellon Financial Corp.	15,794	437,336
National City Corp.	25,098	969,285
North Fork Bancorporation, Inc. +	5,900	262,255
Northern Trust Corp.	8,488	346,310
Providian Financial Corp. * +	11,002	170,971
Regions Financial Corp.	17,870	590,782
SLM Corp.	16,342	728,853
SouthTrust Corp.	12,310	512,835
Sovereign Bancorp, Inc. +	11,677	254,792
State Street Corp.	12,522	534,815
SunTrust Banks, Inc. +	10,490	738,601
Synovus Financial Corp.	11,363	297,142
U.S. Bancorp	70,232	2,029,705
Wachovia Corp.	48,674	2,285,244
Washington Mutual, Inc.	32,376	1,265,254
Wells Fargo & Co.	62,429	3,722,641
Zions Bancorp	3,393	207,109
		45,623,270

Beverages — 2.3%
Anheuser-Busch Companies, Inc.	29,748	1,485,913
Brown-Forman Corp. Cl. B	4,480	205,184
The Coca-Cola Co.	90,076	3,607,544
Coca-Cola Enterprises, Inc.	17,374	328,369
Coors (Adolph) Co. Cl. B +	1,389	94,341
The Pepsi Bottling Group, Inc.	9,538	258,957
PepsiCo, Inc.	63,108	3,070,204
		9,050,512

Broadcasting, Publishing & Printing — 2.8%
Clear Channel Communications, Inc.	22,749	709,086
Comcast Corp. Cl. A *	82,918	2,341,604
Dow Jones & Co., Inc. +	3,026	122,886
Gannett Co., Inc.	10,035	840,532
Knight Ridder, Inc.	2,955	193,405
The McGraw-Hill Companies, Inc.	7,030	560,221
Meredith Corp.	1,844	94,745
New York Times Co. Cl. A +	5,465	213,681

2

Time Warner, Inc. *	168,608	$2,721,333
Tribune Co.	11,909	490,055
Univision Communications, Inc. Cl. A *	12,000	379,320
Viacom, Inc. Cl. B	64,068	2,150,122
		10,816,990

Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	4,056	105,253
Masco Corp.	16,267	561,700
Vulcan Materials Co.	3,710	189,024
		855,977

Chemicals — 1.5%
Air Products & Chemicals, Inc.	8,458	459,946
Ashland, Inc.	2,603	145,976
Dow Chemical Co.	34,668	1,566,300
Du Pont (E.I.) de Nemours & Co.	37,004	1,583,771
Eastman Chemical Co.	2,900	137,895
Engelhard Corp.	4,693	133,047
Great Lakes Chemical Corp. +	1,855	47,488
Hercules, Inc. *	4,106	58,510
International Flavors & Fragrances, Inc.	3,446	131,637
Monsanto Co.	9,885	360,012
PPG Industries, Inc.	6,389	391,518
Praxair, Inc.	12,064	515,615
Rohm & Haas Co.	8,140	349,776
		5,881,491

Commercial Services — 1.9%
Allied Waste Industries, Inc. *	11,760	104,076
Apollo Group, Inc. Cl. A *	7,188	527,384
Block (H&R), Inc. +	6,574	324,887
Cendant Corp.	37,742	815,227
Cintas Corp.	6,390	268,636
Convergys Corp. *	5,316	71,394
Donnelley (R.R.) & Sons Co.	8,022	251,249
eBay, Inc. *	24,320	2,235,981
Ecolab, Inc. +	9,516	299,183
Equifax, Inc.	5,059	133,355
Fluor Corp. +	2,927	130,310
Moody’s Corp.	5,546	406,244
Paychex, Inc.	13,997	422,010
PerkinElmer, Inc.	4,708	81,072
Quest Diagnostics, Inc. +	3,864	340,882
Robert Half International, Inc.	6,380	164,413
Ryder System, Inc. +	2,482	116,753
Waste Management, Inc.	21,453	586,525
		7,279,581

Communications — 2.1%
ADC Telecommunications, Inc. *	27,448	49,681
Andrew Corp. *	5,761	70,515
Avaya, Inc. *	17,376	242,221
Ciena Corp. *	19,241	38,097

3

Citizens Communications Co.	13,301	$178,100
Lucent Technologies, Inc. * +	158,779	503,329
Network Appliance, Inc. * +	12,820	294,860
Nextel Communications, Inc. Cl. A *	41,030	978,155
Qualcomm, Inc.	60,760	2,372,070
SBC Communications, Inc.	122,646	3,182,664
Scientific-Atlanta, Inc.	5,710	148,003
Tellabs, Inc. *	15,512	142,555
		8,200,250

Communications Equipment — 0.4%
Motorola, Inc.	86,710	1,564,248

Computer Integrated Systems Design — 0.3%
Autodesk, Inc.	4,290	208,623
Computer Sciences Corp. *	6,987	329,088
Parametric Technology Corp. *	9,034	47,700
Sun Microsystems, Inc. *	123,008	496,952
Teradyne, Inc. *	7,260	97,284
Unisys Corp. *	12,315	127,091
		1,306,738

Computer Programming Services — 0.0%
Mercury Interactive Corp. * +	3,470	121,034

Computers & Information — 4.2%
Apple Computer, Inc. *	14,026	543,507
Cisco Systems, Inc. *	250,073	4,526,321
Comverse Technology, Inc. *	7,222	135,990
Dell, Inc. *	93,347	3,323,153
EMC Corp. *	90,432	1,043,585
Gateway, Inc. *	12,490	61,825
International Business Machines Corp.	62,344	5,345,375
International Game Technology	13,016	467,925
Jabil Circuit, Inc. *	7,478	171,994
Lexmark International, Inc. *	4,764	400,224
Solectron Corp. *	35,681	176,621
Symbol Technologies, Inc.	8,635	109,146
		16,305,666

Computers & Office Equipment — 0.8%
Electronic Data Systems Corp.	17,871	346,519
Hewlett-Packard Co.	112,815	2,115,281
Pitney Bowes, Inc.	8,502	374,938
Xerox Corp. * +	29,614	416,965
		3,253,703

Containers — 0.2%
Ball Corp.	4,220	157,955
Bemis Co., Inc.	3,966	105,416
Pactiv Corp. *	5,759	133,897
Sealed Air Corp. *	3,191	147,903
Temple-Inland, Inc.	2,038	136,852
		682,023

4

Cosmetics & Personal Care — 2.5%
Alberto-Culver Co.	3,207	$139,440
Avon Products, Inc.	17,456	762,478
Colgate-Palmolive Co.	19,677	889,007
The Gillette Co.	37,183	1,552,018
Kimberly-Clark Corp.	18,603	1,201,568
The Procter & Gamble Co.	94,108	5,093,125
		9,637,636

Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A *	5,000	278,350
Automatic Data Processing, Inc.	21,804	900,941
Deluxe Corp. +	1,814	74,410
First Data Corp.	32,233	1,402,136
Fiserv, Inc. *	7,221	251,724
IMS Health, Inc.	8,724	208,678
NCR Corp. * +	3,450	171,085
		3,287,324

Electric Utilities — 2.6%
AES Corp. *	24,649	246,244
Allegheny Energy, Inc. * +	5,020	80,119
Ameren Corp. +	6,481	299,098
American Electric Power Co.	14,757	471,634
Calpine Corp. * +	14,571	42,256
CenterPoint Energy, Inc.	11,663	120,829
Cinergy Corp.	6,763	267,815
CMS Energy Corp. * +	5,538	52,722
Consolidated Edison, Inc.	9,050	380,462
Constellation Energy Group, Inc.	5,925	236,052
Dominion Resources, Inc.	12,178	794,614
DTE Energy Co.	6,037	254,701
Duke Energy Corp.	35,235	806,529
Edison International	12,230	324,217
Entergy Corp.	8,560	518,822
Exelon Corp. +	24,636	903,895
FirstEnergy Corp.	12,357	507,626
FPL Group, Inc. +	6,886	470,452
NiSource, Inc.	9,746	204,763
PG&E Corp. *	15,721	477,918
Pinnacle West Capital Corp.	3,200	132,800
PPL Corp.	6,689	315,587
Progress Energy, Inc.	9,272	392,576
Public Service Enterprise Group, Inc. +	8,698	370,535
Southern Co. +	27,487	824,060
Teco Energy, Inc. +	7,361	99,594
TXU Corp.	11,377	545,186
		10,141,106

Electrical Equipment & Electronics — 6.5%
Advanced Micro Devices, Inc. * +	13,160	171,080
Altera Corp. * +	13,920	272,414
American Power Conversion Corp. +	7,430	129,208

5

Analog Devices, Inc.	13,870	$537,879
Applied Micro Circuits Corp. *	10,300	32,239
Broadcom Corp. Cl. A *	11,653	318,010
Emerson Electric Co.	15,557	962,823
General Electric Co.	391,793	13,156,409
Intel Corp.	239,202	4,798,392
JDS Uniphase Corp. *	53,488	180,255
Johnson Controls, Inc.	7,050	400,510
Kla-Tencor Corp. * +	7,306	303,053
Linear Technology Corp.	11,430	414,223
LSI Logic Corp. *	14,228	61,323
Maxim Integrated Products, Inc.	11,960	505,788
Micron Technology, Inc. * +	22,617	272,083
Molex, Inc. +	6,990	208,442
National Semiconductor Corp. *	13,296	205,955
Novellus Systems, Inc. *	5,450	144,915
Nvidia Corp. *	6,200	90,024
PMC-Sierra, Inc. * +	6,189	54,525
Power-One, Inc. *	3,120	20,218
Qlogic Corp. *	3,500	103,635
Rockwell Automation, Inc.	6,868	265,792
Sanmina-SCI Corp. * +	19,352	136,432
Texas Instruments, Inc.	64,026	1,362,473
Xilinx, Inc.	12,811	345,897
		25,453,997

Energy — 7.4%
Amerada Hess Corp.	3,353	298,417
Anadarko Petroleum Corp.	9,322	618,608
Apache Corp.	12,100	606,331
BJ Services Co. +	6,000	314,460
Burlington Resources, Inc.	14,700	599,760
ChevronTexaco Corp.	79,144	4,245,284
ConocoPhillips	25,364	2,101,407
Devon Energy Corp.	8,885	630,924
Dynegy, Inc. Cl. A * +	15,227	75,983
El Paso Corp.	23,946	220,064
EOG Resources, Inc.	4,300	283,155
Exxon Mobil Corp.	240,734	11,634,674
Halliburton Co.	16,265	547,968
Kerr-McGee Corp.	5,546	317,508
KeySpan Corp.	5,980	234,416
Kinder Morgan, Inc.	4,590	288,344
Marathon Oil Corp.	12,805	528,590
Nabors Industries Limited *	5,515	261,135
Nicor, Inc. +	1,689	61,986
Noble Corp. *	4,940	222,053
Occidental Petroleum Corp.	14,504	811,209
Peoples Energy Corp.	1,357	56,560
Rowan Companies, Inc. *	3,921	103,514
Schlumberger Limited	21,839	1,469,983
Sempra Energy	8,517	308,230
Sunoco, Inc.	2,793	206,626
Transocean, Inc. *	11,827	423,170

6

Unocal Corp.	9,757	$419,551
Valero Energy Corp.	4,800	385,008
The Williams Companies, Inc.	19,218	232,538
Xcel Energy, Inc. +	15,072	261,047
		28,768,503

Entertainment & Leisure — 0.5%
Brunswick Corp. +	3,239	148,217
Harrah’s Entertainment, Inc. +	4,123	218,437
The Walt Disney Co.	75,922	1,712,041
		2,078,695

Financial Services — 3.6%
American Express Co.	47,372	2,437,763
Apartment Investment & Management Co. Cl. A	3,500	121,730
Bear Stearns Companies, Inc. +	3,918	376,794
Countrywide Financial Corp.	20,754	817,500
E Trade Financial Corp. *	13,500	154,170
Federated Investors, Inc. Cl. B +	4,000	113,760
Franklin Resources, Inc.	9,228	514,553
The Goldman Sachs Group, Inc.	17,825	1,662,003
Huntington Bancshares, Inc. +	8,434	210,091
Janus Capital Group, Inc. +	8,850	120,448
Lehman Brothers Holdings, Inc.	10,272	818,884
MBNA Corp.	47,421	1,195,009
Merrill Lynch & Co., Inc.	34,769	1,728,715
Morgan Stanley	41,091	2,025,786
PNC Financial Services Group, Inc.	10,449	565,291
Price (T. Rowe) Group, Inc.	4,700	239,418
ProLogis Trust	6,700	236,108
The Schwab (Charles) Corp.	50,461	463,737
Simon Property Group, Inc.	7,700	412,951
		14,214,711

Foods — 1.8%
Archer-Daniels-Midland Co.	24,061	408,556
Campbell Soup Co.	15,202	399,661
ConAgra Foods, Inc.	19,572	503,196
General Mills, Inc. +	14,008	628,959
Heinz (H. J.) Co.	13,022	469,052
Hershey Foods Corp.	9,544	445,800
Kellogg Co.	15,164	646,896
The Kroger Co. *	27,518	427,079
McCormick & Co., Inc.	5,100	175,134
Safeway, Inc. *	16,560	319,774
Sara Lee Corp. +	29,265	668,998
Starbucks Corp. *	14,630	665,080
SuperValu, Inc.	4,921	135,574
Sysco Corp.	23,630	707,010
Wrigley (Wm.) Jr. Co.	8,334	527,626
		7,128,395

Forest Products & Paper — 0.6%
Boise Cascade Corp. +	3,242	107,894

7

Georgia-Pacific Corp.	9,470	$340,447
International Paper Co.	18,089	730,977
MeadWestvaco Corp.	8,201	261,612
Plum Creek Timber Co., Inc.	6,800	238,204
Weyerhaeuser Co.	8,490	564,415
		2,243,549

Healthcare — 1.1%
Caremark Rx, Inc. *	16,900	541,983
Express Scripts, Inc. * +	2,900	189,486
HCA, Inc.	17,976	685,784
Health Management Associates, Inc. Cl. A	9,000	183,870
Humana, Inc. *	6,003	119,940
Manor Care, Inc.	3,332	99,827
Tenet Healthcare Corp. * +	17,259	186,225
UnitedHealth Group, Inc.	24,740	1,824,328
Wellpoint Health Networks, Inc. *	5,740	603,217
		4,434,660

Home Construction, Furnishings & Appliances — 0.3%
Centex Corp. +	4,646	234,437
KB Home +	1,771	149,632
Leggett & Platt, Inc.	7,150	200,915
Maytag Corp. +	2,886	53,016
Pulte Homes, Inc.	4,522	277,515
Whirlpool Corp. +	2,569	154,371
		1,069,886

Household Products — 0.6%
Black & Decker Corp. +	2,950	228,448
The Clorox Co.	7,870	419,471
Corning, Inc. *	50,791	562,764
Fortune Brands, Inc.	5,380	398,604
Newell Rubbermaid, Inc. +	10,235	205,109
Sherwin-Williams Co.	5,329	234,263
Snap-On, Inc.	2,153	59,337
The Stanley Works +	3,005	127,803
		2,235,799

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	3,432	197,855

Industrial - Diversified — 1.9%
3M Co.	28,972	2,316,891
Cooper Industries Limited Cl. A	3,414	201,426
Danaher Corp. +	11,410	585,105
Eaton Corp.	5,594	354,716
Illinois Tool Works, Inc.	11,543	1,075,461
ITT Industries, Inc.	3,437	274,926
Textron, Inc. +	5,032	323,407
Tyco International Limited +	74,374	2,280,307
		7,412,239

8

Information Retrieval Services — 0.4%
Yahoo!, Inc. *	50,816	$1,723,171

Insurance — 5.1%
ACE Limited	10,500	420,630
Aetna, Inc.	5,649	564,505
AFLAC, Inc.	18,820	737,932
Allstate Corp.	26,004	1,247,932
Ambac Financial Group, Inc.	4,075	325,796
American International Group, Inc.	96,470	6,558,995
Anthem, Inc. * +	5,163	450,472
Aon Corp.	11,846	340,454
Chubb Corp.	7,073	497,090
Cigna Corp.	5,240	364,861
Cincinnati Financial Corp.	6,183	254,863
The Hartford Financial Services Group, Inc.	10,858	672,436
Jefferson-Pilot Corp. +	5,220	259,225
Lincoln National Corp.	6,641	312,127
Loews Corp.	6,658	389,493
Marsh & McLennan Companies, Inc.	19,442	889,666
MBIA, Inc.	5,375	312,879
Metlife, Inc.	27,932	1,079,572
MGIC Investment Corp.	3,689	245,503
Principal Financial Group, Inc.	11,800	424,446
Progressive Corp.	8,083	685,034
Prudential Financial, Inc.	19,500	917,280
Safeco Corp. +	5,259	240,073
St. Paul Travelers Companies	24,763	818,665
Torchmark Corp.	4,126	219,421
UnumProvident Corp. +	10,970	172,119
XL Capital Limited Cl. A +	5,127	379,347
		19,780,816

Lodging — 0.3%
Hilton Hotels Corp.	14,191	267,358
Marriott International, Inc. Cl. A	8,364	434,593
Starwood Hotels & Resorts Worldwide, Inc.	7,640	354,649
		1,056,600

Machinery & Components — 0.9%
Baker Hughes, Inc.	12,298	537,669
Caterpillar, Inc.	12,952	1,041,988
Cummins, Inc. +	1,639	121,106
Deere & Co.	9,243	596,636
Dover Corp.	7,535	292,885
Ingersoll-Rand Co. Cl. A	6,483	440,650
Pall Corp. +	4,692	114,860
Parker-Hannifin Corp.	4,414	259,808
		3,405,602

Manufacturing — 0.4%
American Standard Companies, Inc. *	8,000	311,280
Applied Materials, Inc. *	62,406	1,029,075
Avery Dennison Corp. +	4,028	264,962

9

Millipore Corp. * +	1,815	$86,848
		1,692,165

Medical Supplies — 2.5%
Agilent Technologies, Inc. *	17,883	385,736
Allergan, Inc.	4,907	356,003
Applied Biosystems Group-Applera Corp.	7,438	140,355
Bard (C.R.), Inc.	3,820	216,327
Bausch & Lomb, Inc.	1,992	132,368
Baxter International, Inc.	22,692	729,775
Becton, Dickinson & Co.	9,348	483,292
Biomet, Inc.	9,455	443,250
Boston Scientific Corp. *	31,622	1,256,342
Fisher Scientific International * +	4,200	244,986
Guidant Corp.	11,588	765,272
Medtronic, Inc.	44,881	2,329,324
St. Jude Medical, Inc. *	6,522	490,911
Stryker Corp.	14,800	711,584
Tektronix, Inc.	3,120	103,740
Thermo Electron Corp. *	6,154	166,281
Waters Corp. *	4,400	194,040
Zimmer Holdings, Inc. *	9,022	713,099
		9,862,685

Metals & Mining — 0.8%
Alcoa, Inc.	32,288	1,084,554
Allegheny Technologies, Inc.	3,144	57,378
Crane Co.	2,278	65,880
Freeport-McMoRan Copper & Gold, Inc. Cl. B +	6,333	256,487
Newmont Mining Corp. +	16,509	751,655
Nucor Corp. +	2,906	265,521
Phelps Dodge Corp. +	3,485	320,725
United States Steel Corp. +	4,254	160,035
Worthington Industries, Inc.	3,207	68,469
		3,030,704

Pharmaceuticals — 9.0%
Abbott Laboratories	57,798	2,448,323
AmerisourceBergen Corp. +	4,176	224,293
Amgen, Inc. *	47,006	2,664,300
Biogen Idec, Inc. *	12,537	766,888
Bristol-Myers Squibb Co.	72,042	1,705,234
Cardinal Health, Inc.	15,969	698,963
Chiron Corp. * +	6,960	307,632
Eli Lilly & Co.	41,780	2,508,889
Forest Laboratories, Inc. *	13,780	619,824
Genzyme Corp. *	8,400	457,044
Gilead Sciences, Inc. *	15,844	592,249
Hospira, Inc. *	5,739	175,613
Johnson & Johnson	109,812	6,185,710
King Pharmaceuticals, Inc. *	8,867	105,872
McKesson Corp.	10,987	281,817
Medco Health Solutions, Inc. *	10,020	309,618
Medimmune, Inc. *	9,164	217,187

10

Merck & Co., Inc.	82,243	$2,714,019
Mylan Laboratories, Inc. +	10,100	181,800
Pfizer, Inc.	280,827	8,593,306
Schering-Plough Corp.	54,588	1,040,447
Sigma-Aldrich Corp.	2,584	149,872
Watson Pharmaceutical, Inc. *	4,170	122,848
Wyeth	49,456	1,849,654
		34,921,402

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co. +	10,660	343,465

Prepackaged Software — 4.4%
Adobe Systems, Inc.	8,906	440,580
BMC Software, Inc. *	8,365	132,251
Citrix Systems, Inc. *	6,392	111,988
Computer Associates International, Inc.	21,723	571,315
Compuware Corp. *	13,878	71,472
Electronic Arts, Inc. *	11,300	519,687
Intuit, Inc. *	7,110	322,794
Microsoft Corp.	403,928	11,168,609
Novell, Inc. *	14,376	90,713
Oracle Corp. *	192,461	2,170,960
Peoplesoft, Inc. *	13,614	270,238
Siebel Systems, Inc. *	18,818	141,888
SunGard Data Systems, Inc. *	10,700	254,339
Symantec Corp. *	11,600	636,608
Veritas Software Corp. *	16,146	287,399
		17,190,841

Real Estate — 0.2%
Equity Office Properties Trust	14,960	407,660
Equity Residential	10,000	310,000
		717,660

Restaurants — 0.5%
Darden Restaurants, Inc.	5,992	139,733
McDonald’s Corp.	46,577	1,305,553
Wendy’s International, Inc.	4,175	140,280
Yum! Brands, Inc.	10,698	434,981
		2,020,547

Retail — 5.9%
AutoZone, Inc. * +	3,054	235,922
Bed Bath & Beyond, Inc. *	11,150	413,777
Best Buy Co., Inc. +	12,030	652,507
Big Lots, Inc. *	4,274	52,271
Circuit City Stores, Inc.	7,400	113,516
Costco Wholesale Corp.	16,942	704,110
CVS Corp.	14,703	619,437
Dillards, Inc. Cl. A	3,101	61,214
Dollar General Corp.	12,214	246,112
Family Dollar Stores, Inc.	6,351	172,112
Federated Department Stores, Inc.	6,663	302,700

11

The Home Depot, Inc.	82,237	$3,223,690
J.C. Penney Co., Inc.	11,009	388,398
Kohl’s Corp. *	12,623	608,302
Lowe’s Companies, Inc.	29,082	1,580,607
The May Department Stores Co.	10,732	275,061
Office Depot, Inc. *	11,665	175,325
RadioShack Corp.	6,005	171,983
Sears, Roebuck and Co. +	7,829	311,986
Staples, Inc.	18,473	550,865
Target Corp.	33,768	1,528,002
Tiffany & Co. +	5,492	168,824
TJX Companies, Inc.	18,376	405,007
Toys R Us, Inc. *	7,862	139,472
Walgreen Co.	37,904	1,358,100
Wal-Mart Stores, Inc.	157,012	8,353,038
		22,812,338

Retail - Grocery — 0.1%
Albertson’s, Inc.	13,647	326,573
Winn-Dixie Stores, Inc. +	5,323	16,448
		343,021

Telephone Utilities — 2.6%
Alltel Corp.	11,367	624,162
AT&T Corp.	29,684	425,075
AT&T Wireless Services, Inc. *	102,231	1,510,974
BellSouth Corp.	68,020	1,844,702
CenturyTel, Inc.	5,331	182,533
Qwest Communications International, Inc. * +	69,558	231,628
Sprint Corp. (FON Group)	53,035	1,067,595
Verizon Communications, Inc.	102,629	4,041,530
		9,928,199

Tobacco — 1.1%
Altria Group, Inc.	76,129	3,581,108
Reynolds American, Inc.	5,600	381,024
UST, Inc.	6,122	246,472
		4,208,604

Toys, Games — 0.1%
Hasbro, Inc.	6,591	123,911
Mattel, Inc.	15,789	286,255
		410,166

Transportation — 1.8%
Burlington Northern Santa Fe Corp.	13,686	524,311
Carnival Corp.	23,385	1,105,877
CSX Corp.	7,965	264,438
FedEx Corp.	11,003	942,847
Norfolk Southern Corp.	14,389	427,929
Union Pacific Corp.	9,617	563,556
United Parcel Service, Inc. Cl. B	41,700	3,165,864
		6,994,822

12

Travel — 0.0%
Sabre Holdings Corp.		5,231	128,316

TOTAL EQUITIES
(Cost $390,435,087)			385,750,509

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.3%
Cash Equivalents — 6.3% **
American AAdvanage Select Money Market Fund		$335,122	$335,122
Bank of America Bank Note
1.875%	10/19/2004	1,084,877	1,084,877
Bank of America Bank Note
1.880%	12/23/2004	834,521	834,521
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	146,272	146,272
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	667,616	667,616
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	421,433	421,433
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	667,616	667,616
BGIF Institutional Money Market Fund		3,004,274	3,004,274
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	1,300,183	1,300,183
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	8,345	8,345
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	1,669,041	1,669,041
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	1,001,425	1,001,425
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	166,905	166,905
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	83,452	83,452
Dreyfus Cash Management Plus, Inc. Money Market Fund		500,712	500,712
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	250,356	250,356
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	751,068	751,068
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	499,043	499,043
Freddie Mac Agency Discount Note
1.672%	10/05/2004	1,500,588	1,500,588
General Electric Capital Corp.
1.623%	10/08/2004	500,712	500,712
General Electric Capital Corp.
1.652%	10/08/2004	584,164	584,164

13

Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	$667,616	$667,616
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	333,809	333,809
Merrill Lynch Premier Institutional Money Market Fund		378,428	378,428
Merrimac Cash Fund, Premium Class		1,502,137	1,502,137
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	1,101,567	1,101,567
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	834,521	834,521
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	667,616	667,616
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	667,616	667,616
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	1,201,710	1,201,710
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	916,304	916,304
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	250,356	250,356
			24,499,405

Repurchase Agreement — 0.9%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		3,503,429	3,503,429

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill ***
1.570%	12/23/2004	290,000	288,893

TOTAL SHORT-TERM INVESTMENTS
(Cost $28,291,784)			28,291,727

TOTAL INVESTMENTS — 106.2%
(Cost $418,726,871) ****			$414,042,236

Other Assets/(Liabilities) — (6.2%)			(24,106,422)

NET ASSETS — 100.0%			$389,935,814

Notes to Portfolio of Investments

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2).

***                           This security is held as collateral for open futures contracts. (Note 2).

****                    See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $3,503,553.  Collateralized by U.S. Government Agency obligation with a rate of 4.875%, maturity date of 12/25/2014, and an aggregate market value, including accrued interest, of $3,678,601.

14

+                                         Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

15

MML Enhanced Index Core Equity Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.7%
Aerospace & Defense — 2.4%
Boeing Co.	2,400	$123,888
General Dynamics Corp.	400	40,840
Goodrich Corp.	400	12,544
Honeywell International, Inc.	1,300	46,618
Lockheed Martin Corp.	600	33,468
Northrop Grumman Corp.	500	26,665
Raytheon Co.	700	26,586
Rockwell Collins, Inc.	300	11,142
United Technologies Corp.	800	74,704
		396,455

Apparel, Textiles & Shoes — 1.3%
Coach, Inc.*	300	12,726
The Gap, Inc.	1,800	33,660
Jones Apparel Group, Inc.	300	10,740
Limited Brands	2,000	44,580
Liz Claiborne, Inc.	900	33,948
Nike, Inc. Cl. B	400	31,520
Nordstrom, Inc.	300	11,472
Reebok International Limited	100	3,672
VF Corp.	700	34,615
		216,933

Automotive & Parts — 1.1%
Cooper Tire & Rubber Co.	500	10,085
Dana Corp.	300	5,307
Ford Motor Co.	5,500	77,275
General Motors Corp.	400	16,992
Genuine Parts Co.	500	19,190
The Goodyear Tire & Rubber Co.*	1,100	11,814
Harley-Davidson, Inc.	400	23,776
Paccar, Inc.	300	20,736
Visteon Corp.	200	1,598
		186,773

Banking, Savings & Loans — 12.8%
AmSouth Bancorporation	800	19,520
Bank of America Corp.	7,386	320,035
Bank of New York Co., Inc.	1,200	35,004
BB&T Corp.	900	35,721
Citigroup, Inc.	8,300	366,196
Comerica, Inc.	600	35,610
Fannie Mae	1,500	95,100
Fifth Third Bancorp	600	29,532
First Horizon National Corp.	200	8,672
Freddie Mac	1,700	110,908
Golden West Financial Corp.	300	33,285
JP Morgan Chase & Co.	5,776	229,480
KeyCorp	1,000	31,600
M&T Bank Corp.	200	19,140

1

Marshall and Ilsley Corp.	400	$16,120
Mellon Financial Corp.	700	19,383
National City Corp.	2,200	84,964
North Fork Bancorporation, Inc.	200	8,890
Northern Trust Corp.	300	12,240
Providian Financial Corp. *	2,300	35,742
Regions Financial Corp.	670	22,150
SouthTrust Corp.	500	20,830
Sovereign Bancorp, Inc.	600	13,092
State Street Corp.	400	17,084
SunTrust Banks, Inc.	900	63,369
Synovus Financial Corp.	300	7,845
U.S. Bancorp	2,900	83,810
Wachovia Corp.	2,000	93,900
Washington Mutual, Inc.	1,400	54,712
Wells Fargo & Co.	2,600	155,038
Zions Bancorp	100	6,104
		2,085,076

Beverages — 1.4%
Brown-Forman Corp. Cl. B	200	9,160
The Coca-Cola Co.	2,400	96,120
Coors (Adolph) Co. Cl. B	100	6,792
The Pepsi Bottling Group, Inc.	1,000	27,150
PepsiCo, Inc.	1,700	82,705
		221,927

Broadcasting, Publishing & Printing — 2.2%
Clear Channel Communications, Inc.	1,000	31,170
Comcast Corp. Cl. A *	1,400	39,536
Dow Jones & Co., Inc.	200	8,122
Gannett Co., Inc.	400	33,504
Knight Ridder, Inc.	100	6,545
The McGraw-Hill Companies, Inc.	300	23,907
Meredith Corp.	100	5,138
New York Times Co. Cl. A	200	7,820
Time Warner, Inc. *	8,200	132,348
Univision Communications, Inc. Cl. A *	500	15,805
Viacom, Inc. Cl. B	1,700	57,052
		360,947

Building Materials & Construction — 0.6%
Louisiana-Pacific Corp.	1,100	28,545
Masco Corp.	1,600	55,248
Vulcan Materials Co.	200	10,190
		93,983

Chemicals — 1.4%
Air Products & Chemicals, Inc.	400	21,752
Ashland, Inc.	600	33,648
Dow Chemical Co.	1,600	72,288
Du Pont (E.I.) de Nemours & Co.	100	4,280
Eastman Chemical Co.	100	4,755
Engelhard Corp.	200	5,670

2

International Flavors & Fragrances, Inc.	100	$3,820
Monsanto Co.	400	14,568
PPG Industries, Inc.	300	18,384
Praxair, Inc.	300	12,822
Rohm & Haas Co.	700	30,079
		222,066

Commercial Services — 1.9%
Apollo Group, Inc. Cl. A *	300	22,011
Block (H&R), Inc.	300	14,826
Cendant Corp.	1,200	25,920
Cintas Corp.	300	12,612
Convergys Corp. *	300	4,029
Donnelley (R.R.) & Sons Co.	100	3,132
eBay, Inc. *	1,200	110,328
Equifax, Inc.	800	21,088
Moody’s Corp.	200	14,650
Paychex, Inc.	300	9,045
PerkinElmer, Inc.	1,100	18,942
Quest Diagnostics, Inc.	100	8,822
Robert Half International, Inc.	100	2,577
Ryder System, Inc.	300	14,112
Waste Management, Inc.	800	21,872
		303,966

Communications — 2.6%
Avaya, Inc. *	2,200	30,668
Citizens Communications Co.	900	12,051
Lucent Technologies, Inc. *	11,500	36,455
Network Appliance, Inc. *	600	13,800
Qualcomm, Inc.	2,700	105,408
SBC Communications, Inc.	7,300	189,435
Scientific-Atlanta, Inc.	300	7,776
Tellabs, Inc. *	3,700	34,003
		429,596

Communications Equipment — 0.8%
Motorola, Inc.	7,400	133,496

Computer Integrated Systems Design — 0.8%
Autodesk, Inc.	700	34,041
Computer Sciences Corp. *	400	18,840
Parametric Technology Corp. *	9,063	47,853
Sun Microsystems, Inc. *	5,400	21,816
Unisys Corp. *	500	5,160
		127,710

Computers & Information — 4.4%
Apple Computer, Inc. *	600	23,250
Cisco Systems, Inc. *	11,000	199,100
Comverse Technology, Inc. *	300	5,649
Dell, Inc. *	4,100	145,960
EMC Corp. *	3,900	45,006
Gateway, Inc. *	600	2,970

3

International Business Machines Corp.	2,800	$240,072
International Game Technology	400	14,380
Jabil Circuit, Inc. *	200	4,600
Lexmark International, Inc. *	300	25,203
Solectron Corp. *	1,600	7,920
Symbol Technologies, Inc.	300	3,792
		717,902

Computers & Office Equipment — 0.6%
Electronic Data Systems Corp.	800	15,512
Hewlett-Packard Co.	1,600	30,000
Pitney Bowes, Inc.	300	13,230
Xerox Corp. *	2,200	30,976
		89,718

Containers — 0.4%
Ball Corp.	200	7,486
Bemis Co., Inc.	200	5,316
Pactiv Corp. *	300	6,975
Sealed Air Corp. *	200	9,270
Temple-Inland, Inc.	600	40,290
		69,337

Cosmetics & Personal Care — 2.5%
Alberto-Culver Co.	150	6,522
Avon Products, Inc.	500	21,840
Colgate-Palmolive Co.	500	22,590
The Gillette Co.	1,700	70,958
Kimberly-Clark Corp.	800	51,672
The Procter & Gamble Co.	4,300	232,716
		406,298

Data Processing & Preparation — 1.0%
Affiliated Computer Services, Inc. Cl. A *	200	11,134
Automatic Data Processing, Inc.	1,000	41,320
Deluxe Corp.	500	20,510
First Data Corp.	1,400	60,900
Fiserv, Inc. *	250	8,715
IMS Health, Inc.	400	9,568
NCR Corp. *	200	9,918
		162,065

Electric Utilities — 2.6%
Allegheny Energy, Inc. *	200	3,192
Ameren Corp.	300	13,845
American Electric Power Co.	500	15,980
CenterPoint Energy, Inc.	2,700	27,972
Cinergy Corp.	300	11,880
CMS Energy Corp. *	200	1,904
Consolidated Edison, Inc.	400	16,816
Constellation Energy Group, Inc.	200	7,968
Dominion Resources, Inc.	400	26,100
DTE Energy Co.	300	12,657
Duke Energy Corp.	2,000	45,780

4

Edison International	500	$13,255
Entergy Corp.	300	18,183
Exelon Corp.	900	33,021
FirstEnergy Corp.	500	20,540
FPL Group, Inc.	300	20,496
NiSource, Inc.	400	8,404
PG&E Corp. *	600	18,240
Pinnacle West Capital Corp.	100	4,150
PPL Corp.	300	14,154
Progress Energy, Inc.	400	16,936
Public Service Enterprise Group, Inc.	300	12,780
Southern Co.	1,000	29,980
Teco Energy, Inc.	1,000	13,530
TXU Corp.	400	19,168
		426,931

Electrical Equipment & Electronics — 5.5%
Altera Corp. *	700	13,699
Analog Devices, Inc.	100	3,878
Broadcom Corp. Cl. A *	100	2,729
Emerson Electric Co.	1,500	92,835
General Electric Co.	14,500	486,910
Intel Corp.	7,800	156,468
Johnson Controls, Inc.	100	5,681
Kla-Tencor Corp. *	300	12,444
Linear Technology Corp.	500	18,120
Maxim Integrated Products, Inc.	500	21,145
Micron Technology, Inc. *	100	1,203
National Semiconductor Corp. *	100	1,549
Rockwell Automation, Inc.	800	30,960
Texas Instruments, Inc.	1,700	36,176
Xilinx, Inc.	400	10,800
		894,597

Energy — 8.0%
Amerada Hess Corp.	300	26,700
Anadarko Petroleum Corp.	400	26,544
Apache Corp.	500	25,055
BJ Services Co.	300	15,723
Burlington Resources, Inc.	600	24,480
ChevronTexaco Corp.	4,200	225,288
ConocoPhillips	1,100	91,135
Devon Energy Corp.	400	28,404
Dynegy, Inc. Cl. A *	7,600	37,924
EOG Resources, Inc.	200	13,170
Exxon Mobil Corp.	9,800	473,634
Halliburton Co.	700	23,583
Kerr-McGee Corp.	300	17,175
KeySpan Corp.	200	7,840
Kinder Morgan, Inc.	300	18,846
Marathon Oil Corp.	600	24,768
Nicor, Inc.	300	11,010
Occidental Petroleum Corp.	900	50,337
Peoples Energy Corp.	100	4,168

5

Schlumberger Limited	800	$53,848
Sempra Energy	500	18,095
Sunoco, Inc.	200	14,796
Transocean, Inc. *	400	14,312
Unocal Corp.	300	12,900
Valero Energy Corp.	200	16,042
The Williams Companies, Inc.	1,200	14,520
Xcel Energy, Inc.	600	10,392
		1,300,689

Entertainment & Leisure — 0.6%
Brunswick Corp.	100	4,576
Harrah’s Entertainment, Inc.	100	5,298
The Walt Disney Co.	3,600	81,180
		91,054

Financial Services — 3.8%
American Express Co.	2,000	102,920
Bear Stearns Companies, Inc.	200	19,234
Countrywide Financial Corp.	898	35,372
E Trade Financial Corp. *	300	3,426
Franklin Resources, Inc.	400	22,304
The Goldman Sachs Group, Inc.	800	74,592
Huntington Bancshares, Inc.	1,200	29,892
Lehman Brothers Holdings, Inc.	500	39,860
MBNA Corp.	2,000	50,400
Merrill Lynch & Co., Inc.	1,400	69,608
Morgan Stanley	1,700	83,810
PNC Financial Services Group, Inc.	900	48,690
Price (T. Rowe) Group, Inc.	100	5,094
ProLogis Trust	300	10,572
Simon Property Group, Inc.	300	16,089
		611,863

Foods — 1.3%
Archer-Daniels-Midland Co.	1,100	18,678
ConAgra Foods, Inc.	900	23,139
Heinz (H. J.) Co.	600	21,612
Hershey Foods Corp.	400	18,684
Kellogg Co.	700	29,862
The Kroger Co. *	800	12,416
McCormick & Co., Inc.	100	3,434
Safeway, Inc. *	800	15,448
Sara Lee Corp.	1,300	29,718
Starbucks Corp. *	700	31,822
SuperValu, Inc.	500	13,775
		218,588

Forest Products & Paper — 0.7%
Georgia-Pacific Corp.	1,000	35,950
International Paper Co.	400	16,164
MeadWestvaco Corp.	300	9,570
Plum Creek Timber Co., Inc.	300	10,509
Weyerhaeuser Co.	700	46,536
		118,729

6

Healthcare — 0.8%
Caremark Rx, Inc. *	500	$16,035
Express Scripts, Inc. *	100	6,534
Humana, Inc. *	700	13,986
Manor Care, Inc.	100	2,996
UnitedHealth Group, Inc.	1,000	73,740
Wellpoint Health Networks, Inc. *	200	21,018
		134,309

Home Construction, Furnishings & Appliances — 0.3%
Centex Corp.	300	15,138
KB Home	100	8,449
Leggett & Platt, Inc.	200	5,620
Pulte Homes, Inc.	200	12,274
Whirlpool Corp.	100	6,009
		47,490

Household Products — 0.8%
Black & Decker Corp.	400	30,976
The Clorox Co.	400	21,320
Corning, Inc. *	1,400	15,512
Fortune Brands, Inc.	200	14,818
Newell Rubbermaid, Inc.	300	6,012
Sherwin-Williams Co.	300	13,188
Snap-On, Inc.	100	2,756
The Stanley Works	700	29,771
		134,353

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	400	23,060

Industrial - Diversified — 2.5%
3M Co.	1,200	95,964
Cooper Industries Limited Cl. A	500	29,500
Danaher Corp.	500	25,640
Eaton Corp.	600	38,046
Illinois Tool Works, Inc.	300	27,951
ITT Industries, Inc.	100	7,999
Textron, Inc.	500	32,135
Tyco International Limited	4,900	150,234
		407,469

Information Retrieval Services — 0.5%
Yahoo!, Inc. *	2,200	74,602

Insurance — 5.3%
ACE Limited	500	20,030
Aetna, Inc.	400	39,972
AFLAC, Inc.	800	31,368
Allstate Corp.	1,200	57,588
Ambac Financial Group, Inc.	200	15,990

7

American International Group, Inc.	3,300	$224,367
Anthem, Inc. *	200	17,450
Aon Corp.	500	14,370
Chubb Corp.	400	28,112
Cigna Corp.	600	41,778
Cincinnati Financial Corp.	210	8,656
The Hartford Financial Services Group, Inc.	300	18,579
Jefferson-Pilot Corp.	300	14,898
Lincoln National Corp.	500	23,500
Loews Corp.	300	17,550
Marsh & McLennan Companies, Inc.	800	36,608
MBIA, Inc.	300	17,463
Metlife, Inc.	2,000	77,300
MGIC Investment Corp.	300	19,965
Progressive Corp.	300	25,425
Prudential Financial, Inc.	800	37,632
Safeco Corp.	300	13,695
St. Paul Travelers Companies	1,130	37,358
Torchmark Corp.	100	5,318
UnumProvident Corp.	300	4,707
XL Capital Limited Cl. A	300	22,197
		871,876

Lodging — 0.3%
Hilton Hotels Corp.	700	13,188
Marriott International, Inc. Cl. A	400	20,784
Starwood Hotels & Resorts Worldwide, Inc.	400	18,568
		52,540

Machinery & Components — 1.0%
Baker Hughes, Inc.	800	34,976
Cummins, Inc.	600	44,334
Deere & Co.	200	12,910
Dover Corp.	600	23,322
Ingersoll-Rand Co. Cl. A	300	20,391
Pall Corp.	200	4,896
Parker-Hannifin Corp.	500	29,430
		170,259

Manufacturing — 0.4%
American Standard Companies, Inc. *	600	23,346
Applied Materials, Inc. *	2,700	44,523
		67,869

Medical Supplies — 1.6%
Agilent Technologies, Inc. *	800	17,256
Applied Biosystems Group-Applera Corp.	700	13,209
Bard (C.R.), Inc.	200	11,326
Bausch & Lomb, Inc.	500	33,225
Becton, Dickinson & Co.	1,000	51,700
Biomet, Inc.	500	23,440
Fisher Scientific International *	200	11,666
Medtronic, Inc.	700	36,330
Stryker Corp.	500	24,040

8

Tektronix, Inc.	1,200	$39,900
Thermo Electron Corp. *	200	5,404
		267,496

Metals & Mining — 0.7%
Alcoa, Inc.	500	16,795
Allegheny Technologies, Inc.	100	1,825
Crane Co.	600	17,352
Nucor Corp.	300	27,411
Phelps Dodge Corp.	200	18,406
United States Steel Corp.	700	26,334
Worthington Industries, Inc.	600	12,810
		120,933

Pharmaceuticals — 8.6%
Abbott Laboratories	2,800	118,608
AmerisourceBergen Corp.	400	21,484
Amgen, Inc. *	1,000	56,680
Bristol-Myers Squibb Co.	3,600	85,212
Eli Lilly & Co.	900	54,045
Forest Laboratories, Inc. *	600	26,988
Hospira, Inc. *	200	6,120
Johnson & Johnson	5,400	304,182
King Pharmaceuticals, Inc. *	500	5,970
McKesson Corp.	1,000	25,650
Medco Health Solutions, Inc. *	700	21,630
Merck & Co., Inc.	4,900	161,700
Pfizer, Inc.	13,700	419,220
Schering-Plough Corp.	1,600	30,496
Sigma-Aldrich Corp.	100	5,800
Wyeth	1,400	52,360
		1,396,145

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.	600	19,332

Prepackaged Software — 4.4%
Adobe Systems, Inc.	400	19,788
BMC Software, Inc. *	400	6,324
Citrix Systems, Inc. *	2,300	40,296
Computer Associates International, Inc.	1,000	26,300
Compuware Corp. *	700	3,605
Intuit, Inc. *	300	13,620
Microsoft Corp.	15,300	423,045
Oracle Corp. *	8,500	95,880
Peoplesoft, Inc. *	400	7,940
Siebel Systems, Inc. *	800	6,032
SunGard Data Systems, Inc. *	500	11,885
Symantec Corp. *	900	49,392
Veritas Software Corp. *	400	7,120
		711,227

Real Estate — 0.2%
Equity Office Properties Trust	700	19,075

9

Equity Residential	400	$12,400
		31,475

Restaurants — 0.6%
Darden Restaurants, Inc.	300	6,996
McDonald’s Corp.	2,200	61,666
Yum! Brands, Inc.	500	20,330
		88,992

Retail — 4.8%
AutoZone, Inc. *	200	15,450
Best Buy Co., Inc.	600	32,544
Circuit City Stores, Inc.	1,300	19,942
Costco Wholesale Corp.	800	33,248
CVS Corp.	400	16,852
Dillards, Inc. Cl. A	200	3,948
Dollar General Corp.	100	2,015
Federated Department Stores, Inc.	400	18,172
The Home Depot, Inc.	4,200	164,640
J.C. Penney Co., Inc.	600	21,168
Kohl’s Corp. *	400	19,276
The May Department Stores Co.	500	12,815
Office Depot, Inc. *	400	6,012
RadioShack Corp.	300	8,592
Sears, Roebuck and Co.	400	15,940
Staples, Inc.	1,000	29,820
TJX Companies, Inc.	500	11,020
Wal-Mart Stores, Inc.	6,600	351,120
		782,574

Retail - Grocery — 0.1%
Albertson’s, Inc.	700	16,751
Winn-Dixie Stores, Inc.	300	927
		17,678

Telephone Utilities — 2.8%
Alltel Corp.	500	27,455
AT&T Corp.	1,300	18,616
AT&T Wireless Services, Inc. *	800	11,824
BellSouth Corp.	2,900	78,648
CenturyTel, Inc.	900	30,816
Qwest Communications International, Inc. *	2,900	9,657
Sprint Corp. (FON Group)	5,250	105,683
Verizon Communications, Inc.	4,300	169,334
		452,033

Tobacco — 1.2%
Altria Group, Inc.	3,500	164,640
Reynolds American, Inc.	300	20,412
UST, Inc.	400	16,104
		201,156

Toys, Games — 0.0%
Hasbro, Inc.	300	5,640

10

Transportation — 1.8%
Burlington Northern Santa Fe Corp.	600	$22,986
Carnival Corp.	100	4,729
CSX Corp.	200	6,640
FedEx Corp.	1,100	94,259
Norfolk Southern Corp.	1,000	29,740
United Parcel Service, Inc. Cl. B	1,800	136,656
		295,010

Travel — 0.1%
Sabre Holdings Corp.	800	19,624

TOTAL EQUITIES
(Cost $15,523,449)		16,279,841

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)	$44,902	$44,902

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		44,902

TOTAL INVESTMENTS — 100.0%
(Cost $15,568,351) **		$16,324,743

Other Assets/(Liabilities) — (0.0%)		(1,332)

NET ASSETS — 100.0%		$16,323,411

Notes to Portfolio of Investments

*                                         Non-income producing security.

**                                  See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $44,903.  Collaterized by U.S. Government Agency obligation with a rate of 4.50%, maturity date of 03/25/2018 and an aggregate market value, including accrued interest, of $47,147.

The accompanying notes are an integral part of the portfolio of investments.

11

MML Growth Equity Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 96.6%
Advertising — 0.1%
Catalina Marketing Corp.	1,000	$23,080

Aerospace & Defense — 2.9%
Boeing Co.	9,900	511,038
United Defense Industries, Inc. *	600	23,994
United Technologies Corp.	900	84,042
		619,074

Apparel, Textiles & Shoes — 2.3%
Abercrombie & Fitch Co. Cl. A	1,900	59,850
Chico’s FAS, Inc. *	1,100	37,620
Claire’s Stores, Inc.	1,200	30,048
Coach, Inc. *	1,800	76,356
Columbia Sportswear Co. *	500	27,250
The Gap, Inc.	900	16,830
Nike, Inc. Cl. B	1,000	78,800
Nordstrom, Inc.	1,800	68,832
Pacific Sunwear of California, Inc. *	1,100	23,155
Ross Stores, Inc. +	200	4,688
Unifi, Inc. *	300	684
Urban Outfitters, Inc. *	2,200	75,680
		499,793

Automotive & Parts — 1.7%
Harley-Davidson, Inc.	5,200	309,088
Oshkosh Truck Corp.	900	51,354
		360,442

Banking, Savings & Loans — 2.7%
Fannie Mae	7,800	494,520
Freddie Mac	1,200	78,288
		572,808

Beverages — 0.8%
The Coca-Cola Co.	1,100	44,055
Coca-Cola Enterprises, Inc.	3,300	62,370
The Pepsi Bottling Group, Inc.	600	16,290
PepsiCo, Inc.	900	43,785
		166,500

Broadcasting, Publishing & Printing — 0.0%
Media General, Inc. Cl. A	10	559

Chemicals — 0.1%
Church & Dwight, Inc.	750	21,045

Commercial Services — 2.7%
Apollo Group, Inc. Cl. A *	700	51,359
Cendant Corp.	2,100	45,360
Convergys Corp. *	1,700	22,831

1

Donnelley (R.R.) & Sons Co.	1,100	$34,452
eBay, Inc. * +	1,200	110,328
Fastenal Co.	1,800	103,680
ITT Educational Services, Inc. * +	1,100	39,655
Jacobs Engineering Group, Inc. *	700	26,803
Pharmaceutical Product Development, Inc. *	10	360
Quest Diagnostics, Inc. +	600	52,932
Regis Corp.	800	32,176
Rent-A-Center, Inc. *	2,000	51,720
Robert Half International, Inc.	500	12,885
		584,541

Communications — 5.1%
Juniper Networks, Inc. *	1,400	33,040
Plantronics, Inc.	1,000	43,240
Qualcomm, Inc.	26,200	1,022,848
		1,099,128

Communications Equipment — 1.5%
Motorola, Inc.	18,100	326,524

Computer Integrated Systems Design — 1.0%
Autodesk, Inc.	3,700	179,931
National Instruments Corp.	1,500	45,405
		225,336

Computers & Information — 5.0%
CDW Corp.	400	23,212
Cisco Systems, Inc. *	1,100	19,910
Dell, Inc. *	25,000	890,000
Lexmark International, Inc. *	1,600	134,416
		1,067,538

Cosmetics & Personal Care — 7.1%
Avon Products, Inc.	2,670	116,626
Estee Lauder Companies, Inc. Cl. A	400	16,720
The Gillette Co.	5,900	246,266
Kimberly-Clark Corp.	6,800	439,212
The Procter & Gamble Co.	13,100	708,972
		1,527,796

Data Processing & Preparation — 1.9%
Alliance Data Systems Corp. *	600	24,336
Factset Research Systems, Inc.	400	19,280
First Data Corp.	7,600	330,600
Total System Services, Inc. +	1,100	27,764
		401,980

Electric Utilities — 0.1%
AES Corp. *	3,000	29,970
Mirant Corp. *	300	121
		30,091

2

Electrical Equipment & Electronics — 2.4%
Broadcom Corp. Cl. A *	700	$19,103
General Electric Co.	800	26,864
Intel Corp.	11,400	228,684
Linear Technology Corp.	700	25,368
Maxim Integrated Products, Inc.	1,200	50,748
Texas Instruments, Inc.	8,200	174,496
		525,263

Energy — 3.8%
BJ Services Co. +	800	41,928
Exxon Mobil Corp.	15,800	763,614
XTO Energy, Inc.	30	974
		806,516

Entertainment & Leisure — 0.4%
Callaway Golf Co. +	100	1,057
Harrah’s Entertainment, Inc. +	1,200	63,576
The Walt Disney Co.	700	15,785
		80,418

Financial Services — 2.0%
MBNA Corp.	17,100	430,920

Foods — 3.9%
ConAgra Foods, Inc.	900	23,139
Del Monte Foods Co. *	2,000	20,980
Hormel Foods Corp.	600	16,068
The J.M. Smucker Co.	830	36,860
The Kroger Co. *	6,800	105,536
Safeway, Inc. *	800	15,448
Sara Lee Corp.	7,100	162,306
Starbucks Corp. *	7,000	318,220
Sysco Corp.	4,900	146,608
		845,165

Healthcare — 5.2%
Coventry Health Care, Inc. *	1,900	101,403
Health Management Associates, Inc. Cl. A +	3,800	77,634
Health Net, Inc. * +	1,900	46,968
Lincare Holdings, Inc. *	2,700	80,217
Renal Care Group, Inc. *	1,700	54,791
Tenet Healthcare Corp. * +	4,800	51,792
UnitedHealth Group, Inc.	8,944	659,531
Wellpoint Health Networks, Inc. *	500	52,545
		1,124,881

Home Construction, Furnishings & Appliances — 1.7%
D.R. Horton, Inc.	1,100	36,421
Fossil, Inc. * +	700	21,658
Harman International Industries	1,400	150,850
Lennar Corp.	300	14,280
Maytag Corp. +	800	14,696
Miller (Herman), Inc.	1,600	39,440

3

Mohawk Industries, Inc. * +	900	$71,451
NVR, Inc. *	25	13,775
Whirlpool Corp.	100	6,009
		368,580

Household Products — 0.4%
Black & Decker Corp. +	400	30,976
Fortune Brands, Inc.	400	29,636
Sherwin-Williams Co.	800	35,168
		95,780

Industrial - Diversified — 2.6%
3M Co.	2,600	207,922
Danaher Corp.	1,600	82,048
Illinois Tool Works, Inc. +	3,000	279,510
		569,480

Information Retrieval Services — 0.1%
Yahoo!, Inc. *	900	30,519

Insurance — 4.4%
Aetna, Inc.	1,300	129,909
AFLAC, Inc.	900	35,289
Ambac Financial Group, Inc.	700	55,965
American International Group, Inc.	9,400	639,106
Anthem, Inc. * +	300	26,175
Marsh & McLennan Companies, Inc.	1,000	45,760
Progressive Corp.	100	8,475
		940,679

Lodging — 0.5%
Mandalay Resort Group +	800	54,920
Marriott International, Inc. Cl. A	400	20,784
Starwood Hotels & Resorts Worldwide, Inc.	600	27,852
		103,556

Machinery & Components — 0.3%
Smith International, Inc. * +	900	54,657

Manufacturing — 1.1%
American Standard Companies, Inc. *	5,100	198,441
Applied Materials, Inc. *	1,200	19,788
Avery Dennison Corp. +	300	19,734
		237,963

Medical Supplies — 4.3%
Bard (C.R.), Inc.	1,620	91,741
Bausch & Lomb, Inc.	1,200	79,740
Becton, Dickinson & Co.	1,500	77,550
Biomet, Inc.	2,700	126,576
Cooper Cos., Inc. +	400	27,420
Dentsply International, Inc.	200	10,388
Guidant Corp.	4,400	290,576
Medtronic, Inc.	1,200	62,280

4

Patterson Cos., Inc. *	200	$15,312
Stryker Corp.	600	28,848
Varian Medical Systems, Inc. *	800	27,656
Zimmer Holdings, Inc. *	1,100	86,944
		925,031

Miscellaneous — 0.0%
Handleman Co.	10	205

Pharmaceuticals — 12.1%
AmerisourceBergen Corp. +	2,100	112,791
Andrx Corp. *	1,200	26,832
Eon Labs, Inc. *	400	8,680
Forest Laboratories, Inc. *	1,200	53,976
Henry Schein, Inc. *	800	49,848
IVAX Corp. *	1,250	23,938
Johnson & Johnson	14,200	799,886
Medco Health Solutions, Inc. *	200	6,180
Merck & Co., Inc.	24,500	808,500
NBTY, Inc. *	1,000	21,560
Pfizer, Inc.	19,200	587,520
Schering-Plough Corp.	4,300	81,958
Valeant Pharmaceuticals International	500	12,060
		2,593,729

Prepackaged Software — 3.1%
Adobe Systems, Inc.	700	34,629
Microsoft Corp.	10,500	290,325
Oracle Corp. *	5,200	58,656
Renaissance Learning, Inc. +	500	10,835
Symantec Corp *	5,100	279,888
		674,333

Restaurants — 1.6%
Applebee’s International, Inc.	3,150	79,632
Brinker International, Inc. *	1,200	37,380
The Cheesecake Factory * +	600	26,040
Outback Steakhouse, Inc.	2,300	95,519
Sonic Corp. *	500	12,815
Wendy’s International, Inc.	1,400	47,040
Yum! Brands, Inc.	1,000	40,660
		339,086

Retail — 9.2%
Advance Auto Parts Corp. *	1,200	41,280
Bed Bath & Beyond, Inc. * +	4,600	170,706
Dollar General Corp.	3,500	70,525
Dollar Tree Stores, Inc. *	2,200	59,290
The Home Depot, Inc.	27,200	1,066,240
Lowe’s Companies, Inc.	1,700	92,395
MSC Industrial Direct Co. Cl. A	1,300	44,304
O’Reilly Automotive, Inc. * +	800	30,632
Pier 1 Imports, Inc.	2,200	39,776
Target Corp.	100	4,525

5

TJX Companies, Inc. +	5,700	$125,628
Walgreen Co.	2,400	85,992
Wal-Mart Stores, Inc.	2,700	143,640
		1,974,933

Retail - Grocery — 0.5%
Weis Markets, Inc.	300	10,164
Whole Foods Market, Inc. +	1,100	94,369
		104,533

Telephone Utilities — 0.7%
Verizon Communications, Inc.	3,900	153,582

Tobacco — 1.1%
Altria Group, Inc.	4,900	230,496

Transportation — 0.2%
FedEx Corp.	300	25,707
J.B. Hunt Transport Services, Inc.	600	22,284
		47,991

TOTAL EQUITIES
(Cost $20,785,757)		20,784,531

	Number of Shares	Market Value
RIGHTS - 0.0%
Computers & Information
Seagate Technology * ++	11,100	$0

TOTAL RIGHTS
(Cost $0)		0

TOTAL LONG TERM INVESTMENTS
(Cost $20,785,757)		20,784,531

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 11.3%
Cash Equivalents — 7.8% **
American AAdvanage Select Money Market Fund		$22,864	$22,864
Bank of America Bank Note
1.875%	10/19/2004	74,020	74,020
Bank of America Bank Note
1.880%	12/23/2004	56,940	56,940
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	9,980	9,980
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	45,552	45,552
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	28,754	28,754
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	45,552	45,552

6

BGIF Institutional Money Market Fund		$204,982	$204,982
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	88,712	88,712
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	569	569
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	113,879	113,879
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	68,327	68,327
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	11,388	11,388
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	5,694	5,694
Dreyfus Cash Management Plus, Inc. Money Market Fund		34,164	34,164
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	17,082	17,082
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	51,246	51,246
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	34,050	34,050
Freddie Mac Agency Discount Note
1.672%	10/05/2004	102,385	102,385
General Electric Capital Corp.
1.623%	10/08/2004	34,164	34,164
General Electric Capital Corp.
1.652%	10/08/2004	39,858	39,858
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	45,552	45,552
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	22,776	22,776
Merrill Lynch Premier Institutional Money Market Fund		25,820	25,820
Merrimac Cash Fund, Premium Class		102,491	102,491
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	75,160	75,160
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	56,940	56,940
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	45,552	45,552
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	45,552	45,552
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	81,993	81,993
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	62,520	62,520
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	17,082	17,082
			1,671,600

7

Repurchase Agreement — 3.5%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)	$749,134	$749,134

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		2,420,734

TOTAL INVESTMENTS — 107.9%
(Cost $23,206,491) ***		$23,205,265

Other Assets/(Liabilities) — (7.9%)		(1,691,822)

NET ASSETS — 100.0%		$21,513,443

Notes to Portfolio of Investments

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2).

***                           See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $749,161.  Collateralized by U.S. Government Agency Obligation with a rate of 2.34%, maturity date of 12/25/2030, and an aggregate market value, including accrued interest, of $786,671.

+                                         Denotes all or a portion of security on loan.

++                                  This security is valued in good faith under procedures established by the board of directors.

The accompanying notes are an integral part of the portfolio of investments.

8

MML OTC 100 Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.9%
Advertising — 0.3%
Lamar Advertising Co. *	783	$32,581

Air Transportation — 0.2%
Ryanair Holdings PLC Sponsored ADR (Ireland) *	560	16,352

Apparel, Textiles & Shoes — 0.3%
Ross Stores, Inc.	1,339	31,386

Automotive & Parts — 1.1%
Paccar, Inc.	1,793	123,932

Broadcasting, Publishing & Printing — 3.6%
Comcast Corp. Cl. A *	8,768	247,608
IAC/InterActiveCorp *	6,643	146,279
		393,887

Commercial Services — 7.2%
Apollo Group, Inc. Cl. A *	1,635	119,960
Career Education Corp. *	960	27,293
Cintas Corp.	1,896	79,708
eBay, Inc. *	4,543	417,683
Fastenal Co.	668	38,477
Paychex, Inc.	3,306	99,676
		782,797

Communications — 12.8%
EchoStar Communications Corp. Cl. A *	2,053	63,889
Juniper Networks, Inc. *	3,234	76,322
Network Appliance, Inc. *	3,447	79,281
Nextel Communications, Inc. Cl. A *	12,793	304,985
Qualcomm, Inc.	18,092	706,312
Research In Motion Limited *	1,723	131,534
Tellabs, Inc. *	2,186	20,089
		1,382,412

Computer Integrated Systems Design — 0.7%
Sun Microsystems, Inc. *	13,378	54,047
Synopsys, Inc. *	1,315	20,816
		74,863

Computer Programming Services — 0.7%
Mercury Interactive Corp. *	914	31,880
VeriSign, Inc. *	2,220	44,134
		76,014

Computers & Information — 9.4%
Apple Computer, Inc. *	4,986	193,208
CDW Corp.	797	46,250
Cisco Systems, Inc. *	22,262	402,942
Comverse Technology, Inc. *	1,872	35,250

1

Dell, Inc. *	8,464	$301,318
Sandisk Corp. *	1,369	39,865
		1,018,833

Containers — 0.4%
Smurfit-Stone Container Corp.	2,292	44,396

Data Processing & Preparation — 0.7%
Fiserv, Inc. *	2,251	78,470

Electrical Equipment & Electronics — 15.0%
Altera Corp. *	4,818	94,288
American Power Conversion Corp.	1,856	32,276
ATI Technologies, Inc. *	2,233	34,232
Broadcom Corp. Cl. A *	2,202	60,093
Flextronics International Limited *	5,560	73,670
Garmin Limited	924	39,963
Gentex Corp.	743	26,102
Intel Corp.	20,701	415,262
Intersil Corp. Cl. A	1,400	22,302
JDS Uniphase Corp. *	15,069	50,783
Kla-Tencor Corp. *	2,193	90,966
Linear Technology Corp.	3,788	137,277
Marvell Technology Group Limited *	2,341	61,170
Maxim Integrated Products, Inc.	4,194	177,364
Microchip Technology, Inc.	1,577	42,327
Molex, Inc.	909	27,106
Novellus Systems, Inc. *	1,341	35,657
Nvidia Corp. *	1,659	24,089
Qlogic Corp. *	868	25,701
Sanmina-SCI Corp. *	5,127	36,145
Xilinx, Inc.	4,243	114,561
		1,621,334

Energy — 0.3%
Patterson-UTI Energy, Inc.	1,588	30,283

Foods — 2.1%
Starbucks Corp. *	5,093	231,528

Healthcare — 0.8%
Express Scripts, Inc. *	638	41,687
First Health Group Corp. *	877	14,111
Lincare Holdings, Inc. *	888	26,382
		82,180

Information Retrieval Services — 1.9%
Yahoo!, Inc. *	6,027	204,376

Internet Content — 0.2%
BEA Systems, Inc. *	3,479	24,040

Manufacturing — 1.5%
Applied Materials, Inc. *	8,094	133,470

2

Lam Research Corp. *	1,275	$27,897
		161,367

Medical Supplies — 2.1%
Biomet, Inc.	3,152	147,766
Dentsply International, Inc.	712	36,981
Patterson Cos., Inc. *	606	46,395
		231,142

Miscellaneous — 1.0%
Nasdaq-100 Index Tracking Stock	2,953	103,709

Pharmaceuticals — 11.3%
Amgen, Inc. *	5,438	308,226
Biogen Idec, Inc. *	3,390	207,366
Cephalon, Inc. *	478	22,896
Chiron Corp. *	2,419	106,920
Genzyme Corp. *	2,634	143,316
Gilead Sciences, Inc. *	3,908	146,081
Henry Schein, Inc. *	374	23,304
Invitrogen Corp. *	456	25,075
Medimmune, Inc. *	2,458	58,255
Millennium Pharmaceuticals, Inc. *	3,083	42,268
Sigma-Aldrich Corp.	612	35,496
Teva Pharmaceutical Sponsored ADR (Israel)	4,133	107,251
		1,226,454

Prepackaged Software — 18.6%
Adobe Systems, Inc.	2,166	107,152
Check Point Software Technologies Limited *	2,344	39,778
Citrix Systems, Inc. *	1,852	32,447
Compuware Corp. *	2,195	11,304
Electronic Arts, Inc. *	2,821	129,738
Intuit, Inc. *	2,224	100,970
Microsoft Corp.	34,485	953,510
Oracle Corp. *	19,869	224,122
Peoplesoft, Inc. *	4,777	94,823
Pixar, Inc. *	524	41,344
Siebel Systems, Inc. *	5,457	41,146
Symantec Corp. *	3,037	166,671
Veritas Software Corp. *	4,077	72,571
		2,015,576

Retail — 4.3%
Bed Bath & Beyond, Inc. *	3,725	138,235
Costco Wholesale Corp.	2,239	93,053
Dollar Tree Stores, Inc. *	1,006	27,112
Kmart Holding Corp. *	864	75,574
Petsmart, Inc.	1,319	37,446
Staples, Inc.	3,080	91,846
		463,266

Retail - Grocery — 0.5%
Whole Foods Market, Inc.	563	48,300

3

Retail - Internet — 0.9%
Amazon.com, Inc. *	2,490	$101,741

Telephone Utilities — 0.2%
Level 3 Communications, Inc. *	6,207	16,076

Transportation — 0.8%
Expeditors International of Washington, Inc.	958	49,529
Robinson (C.H.) Worldwide, Inc.	778	36,091
		85,620

TOTAL EQUITIES
(Cost $9,697,955)		10,702,915

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		$80,115	$80,115

U.S. Treasury Bills — 0.5%
U.S. Treasury Bill **
1.536%	12/23/2004	25,000	24,912
U.S. Treasury Bill **
1.570%	12/23/2004	25,000	24,910
			49,822

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			129,937

TOTAL INVESTMENTS — 100.1%
(Cost $9,827,892) ***			$10,832,852

Other Assets/(Liabilities) — (0.1%)			(12,526)

NET ASSETS — 100.0%			$10,820,326

Notes to Portfolio of Investments

ADR - American Depository Receipt.

*                                         Non-income producing security.

**                                  This security is held as collateral for open futures contracts.  (Note 2).

***                           See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $80,118. Collateralized by a U.S. Government Agency obligation with a rate of 4.875%, maturity date of 06/25/2027 and an aggregate market value, including accrued interest, of $84,121.

The accompanying notes are an integral part of the portfolio of investments.

4

MML Small Cap Equity Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 92.2%

Air Transportation — 0.9%
SkyWest, Inc. +	55,400	$833,770

Apparel, Textiles & Shoes — 1.0%
Carter’s, Inc. *	32,100	888,849

Banking, Savings & Loans — 8.0%
Alabama National Bancorp	2,200	131,714
First Republic Bank	41,500	1,909,000
First State Bancorporation	11,300	356,289
Hanmi Financial Corp.	36,500	1,102,300
Pacific Capital Bancorp	66,654	1,971,625
Webster Financial Corp.	33,280	1,643,699
		7,114,627

Broadcasting, Publishing & Printing — 2.6%
Gray Television, Inc.	100,400	1,194,760
Lin TV Corp. Cl. A *	56,800	1,106,464
		2,301,224

Chemicals — 2.4%
MacDermid, Inc.	33,700	975,952
Spartech Corp.	45,100	1,132,010
		2,107,962

Commercial Services — 5.7%
ADVO, Inc.	53,400	1,652,196
Arbitron, Inc. *	53,700	1,965,957
G&K Services, Inc. Cl. A	37,500	1,490,250
		5,108,403

Computer Related Services — 0.8%
eSpeed, Inc. Cl. A *	70,000	688,100

Cosmetics & Personal Care — 0.7%
Revlon, Inc. Cl. A *	262,700	662,004

Electrical Equipment & Electronics — 8.7%
Baldor Electric Co.	49,000	1,159,340
Cognex Corp.	46,700	1,223,540
Micrel, Inc. + *	118,400	1,232,544
Mykrolis Corp. *	129,100	1,300,037
Technitrol, Inc. *	45,400	885,300
Teleflex, Inc.	45,300	1,925,250
		7,726,011

Energy — 9.9%
Headwaters, Inc. + *	35,300	1,089,358
Rowan Companies, Inc. + *	62,000	1,636,800
St. Mary Land & Exploration Co.	44,200	1,759,602

1

Tidewater, Inc.	24,900	$810,495
Unit Corp. *	56,400	1,978,512
W-H Energy Services, Inc. *	72,800	1,510,600
		8,785,367

Financial Services — 9.6%
Chittenden Corp.	63,750	1,737,187
Eaton Vance Corp.	58,000	2,342,620
Fidelity Bankshares, Inc.	39,600	1,472,724
Jefferies Group, Inc.	64,800	2,233,656
Piper Jaffray Cos. *	19,500	772,005
		8,558,192

Home Construction, Furnishings & Appliances — 2.6%
Fossil, Inc. + *	73,850	2,284,919

Household Products — 1.5%
Trex Company, Inc. + *	29,300	1,297,404

Industrial - Diversified — 2.8%
Carlisle Companies, Inc.	38,700	2,474,091

Insurance — 5.5%
The Commerce Group, Inc.	44,800	2,168,320
HCC Insurance Holdings, Inc.	47,400	1,429,110
IPC Holdings Limited	35,400	1,345,554
		4,942,984

Machinery & Components — 12.4%
Actuant Corp. Cl. A + *	31,500	1,298,115
Global Power Equipment Group, Inc. *	180,600	1,338,246
Hardinge, Inc.	55,650	578,760
Helix Technology Corp.	85,700	1,165,092
IDEX Corp.	53,900	1,830,444
Kaydon Corp. +	71,000	2,042,670
Roper Industries, Inc.	48,100	2,763,826
		11,017,153

Medical Supplies — 5.2%
Coherent, Inc. *	80,100	2,077,794
Dionex Corp. *	25,700	1,405,790
Mine Safety Appliances Co.	27,700	1,127,944
		4,611,528

Pharmaceuticals — 2.1%
Taro Pharmaceutical Industries Limited *	24,000	561,120
Valeant Pharmaceuticals International	55,700	1,343,484
		1,904,604

Prepackaged Software — 1.1%
Dendrite International, Inc. *	59,800	963,976

2

Restaurants — 1.2%
RARE Hospitality International, Inc. *	38,800	$1,034,020

Retail — 1.8%
Coldwater Creek, Inc. *	75,300	1,571,511

Transportation — 5.7%
Heartland Express, Inc.	103,815	1,915,387
Landstar System, Inc. *	34,800	2,042,064
Robinson (C.H.) Worldwide, Inc.	25,400	1,178,306
		5,135,757

TOTAL EQUITIES (Cost $67,062,432)		82,012,456

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 16.6%
Cash Equivalents — 9.0% **
American AAdvanage Select Money Market Fund		$109,780	$109,780
Bank of America Bank Note
1.875%	10/19/2004	355,387	355,387
Bank of America Bank Note
1.880%	12/23/2004	273,374	273,374
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	47,917	47,917
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	218,699	218,699
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	138,054	138,054
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	218,699	218,699
BGIF Institutional Money Market Fund		984,147	984,147
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	425,917	425,917
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	2,734	2,734
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	546,749	546,749
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	328,049	328,049
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	54,675	54,675
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	27,337	27,337
Dreyfus Cash Management Plus, Inc. Money Market Fund		164,025	164,025
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	82,012	82,012
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	246,037	246,037

3

Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	$163,478	$163,478
Freddie Mac Agency Discount Note
1.672%	10/05/2004	491,566	491,566
General Electric Capital Corp.
1.623%	10/08/2004	164,024	164,024
General Electric Capital Corp.
1.652%	10/08/2004	191,363	191,363
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	218,699	218,699
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	109,350	109,350
Merrill Lynch Premier Institutional Money Market Fund		123,966	123,966
Merrimac Cash Fund, Premium Class		492,074	492,074
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	360,854	360,854
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	273,376	273,376
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	218,699	218,699
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	218,699	218,699
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	393,659	393,659
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	300,165	300,165
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	82,012	82,012
			8,025,576

Repurchase Agreement — 7.6%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		6,769,839	6,769,839

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			14,795,415

TOTAL INVESTMENTS — 108.8%
(Cost $81,857,847) ***			$96,807,871

Other Assets/(Liabilities) — (8.8%)			(7,869,424)

NET ASSETS — 100.0%			$88,938,447

Notes to Portfolio of Investments

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2).

***                           See Note 3 for aggregate cost for Federal tax purposes.

4

(a)                                  Maturity value of $6,770,078. Collaterized by U.S. Government Agency obligation with a rate of 4.375%, maturity date of 09/25/2023, and an aggregate market value, including accrued interest, of $7,108,331.

+                                         Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

5

MML Small Company Opportunities Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 88.4%
Air Transportation — 1.0%
Republic Airways Holdings, Inc. *	58,200	$523,218

Apparel, Textiles & Shoes — 2.0%
Penn Engineering & Manufacturing Corp.	54,500	1,014,790

Banking, Savings & Loans — 7.7%
Financial Institutions, Inc.	13,900	311,499
First Republic Bank	29,500	1,357,000
First State Bancorporation	17,100	539,163
LSB Corp.	9,300	185,070
Sterling Bancorp-NY	49,235	1,331,807
Valley Bancorp *	4,900	114,415
		3,838,954

Broadcasting, Publishing & Printing — 1.7%
Saga Communications, Inc. Cl. A *	49,175	833,516

Commercial Services — 7.6%
Ambassadors Group, Inc.	50,300	1,358,100
iPayment, Inc. *	14,700	590,352
Multi-Color Corp. *	15,600	234,156
On Assignment, Inc. *	131,100	582,084
Team, Inc. *	65,900	1,018,814
		3,783,506

Computer Integrated Systems Design — 2.5%
Ansoft Corp. *	64,700	1,028,730
SI International, Inc. *	10,400	227,864
		1,256,594

Data Processing & Preparation — 1.4%
HMS Holdings Corp. *	109,700	713,050

Electrical Equipment & Electronics — 14.8%
Actel Corp. *	47,300	718,960
Axsys Technologies, Inc. *	41,950	583,063
AZZ, Inc. *	31,900	437,349
Bel Fuse, Inc. Cl. B	23,800	787,304
The Eastern Co.	34,700	563,875
EDO Corp. +	47,100	1,307,025
LSI Industries, Inc.	37,737	393,974
Mykrolis Corp. *	47,700	480,339
Nu Horizons Electronics Corp. *	114,788	728,904
Spectrum Control, Inc. *	23,182	164,824
Ultralife Batteries, Inc. * +	67,000	681,390
ZiLOG, Inc. *	92,650	534,590
		7,381,597

1

Energy — 2.8%
RPC, Inc.	77,200	$1,380,336

Entertainment & Leisure — 3.1%
Pinnacle Entertainment, Inc. *	56,800	783,840
Steinway Musical Instruments, Inc. *	27,700	753,440
		1,537,280

Financial Services — 2.2%
Boston Private Financial Holdings, Inc.	43,700	1,090,752

Healthcare — 3.2%
Bio-Imaging Technologies, Inc. *	32,400	158,112
Bio-Reference Labs, Inc. *	50,000	697,000
CorVel Corp. *	24,900	739,032
		1,594,144

Heavy Machinery — 1.4%
Cascade Corp.	3,800	105,488
Natural Gas Services Group, Inc. * +	73,500	610,050
		715,538

Home Construction, Furnishings & Appliances — 3.5%
MITY Enterprises, Inc. *	40,086	663,022
Movado Group, Inc.	63,300	1,076,100
		1,739,122

Insurance — 3.9%
Donegal Group, Inc. Cl. A	40,300	773,760
Safety Insurance Group, Inc.	52,700	1,171,521
		1,945,281

Machinery & Components — 2.3%
Hardinge, Inc.	12,800	133,120
Met-Pro Corp.	78,466	1,031,828
		1,164,948

Medical Supplies — 8.2%
ADE Corp. *	56,900	969,292
Excel Technology, Inc. *	32,800	846,896
II-VI, Inc. *	29,700	1,039,797
MTS Medication Technologies, Inc. *	29,500	199,715
Neogen Corp. *	53,925	1,053,155
		4,108,855

Metals & Mining — 2.5%
Gibraltar Steel Corp.	35,400	1,280,064

Pharmaceuticals — 0.5%
Stratagene Corp. *	36,600	259,860

Prepackaged Software — 2.4%
Moldflow Corp. *	98,600	1,183,200

2

Real Estate — 1.0%
United Capital Corp. *		21,200	$484,420

Retail — 3.3%
Big 5 Sporting Goods Corp. *		44,400	1,012,320
Sportsman’s Guide, Inc. *		31,200	631,176
			1,643,496

Transportation — 9.4%
Knight Transportation, Inc. * +		51,525	1,103,666
Marine Products Corp.		67,900	1,222,200
Marten Transport Limited *		58,650	1,024,616
Old Dominion Freight Line, Inc. *		46,900	1,351,189
			4,701,671

TOTAL EQUITIES
(Cost $39,413,123)			44,174,192

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 12.0%
Cash Equivalents — 3.7% **
American AAdvanage Select Money Market Fund		$25,494	$25,494
Bank of America Bank Note
1.875%	10/19/2004	82,530	82,530
Bank of America Bank Note
1.880%	12/23/2004	63,485	63,485
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	11,127	11,127
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	50,788	50,788
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	32,060	32,060
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	50,788	50,788
BGIF Institutional Money Market Fund		228,545	228,545
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	98,909	98,909
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	635	635
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	126,969	126,969
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	76,182	76,182
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	12,697	12,697
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	6,348	6,348

3

Dreyfus Cash Management Plus, Inc. Money Market Fund		$38,091	$38,091
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	19,045	19,045
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	57,136	57,136
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	37,964	37,964
Freddie Mac Agency Discount Note
1.672%	10/05/2004	114,155	114,155
General Electric Capital Corp.
1.623%	10/08/2004	38,090	38,090
General Electric Capital Corp.
1.652%	10/08/2004	44,439	44,439
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	50,788	50,788
Keybank Eurodollar Time Deposit
1.850%	10/01/2004	25,394	25,394
Merrill Lynch Premier Institutional Money Market Fund		28,788	28,788
Merrimac Cash Fund, Premium Class		114,272	114,272
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	83,800	83,800
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	63,485	63,485
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	50,788	50,788
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	50,788	50,788
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	91,418	91,418
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	69,706	69,706
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	19,045	19,045
			1,863,749

Repurchase Agreement — 8.3%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		4,153,914	4,153,914

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			6,017,663

TOTAL INVESTMENTS — 100.4%
(Cost $45,430,786) ***			$50,191,855

Other Assets/(Liabilities) — (0.4%)			(197,946)

NET ASSETS — 100.0%			$49,993,909

4

Notes to Portfolio of Investments

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2).

***                           See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $4,154,060. Collateralized by U.S. Government Agency obligation with a rate of 4.625%, maturity date of 11/25/2015, and an aggregate market value, including accrued interest, of $4,361,609.

+                                         Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

5

MML Small Cap Growth Equity Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 92.5%
Advertising — 1.7%
Catalina Marketing Corp. +	8,600	$198,488
Getty Images, Inc. + *	12,425	687,102
		885,590

Air Transportation — 0.9%
Airtran Holdings, Inc. *	19,160	190,834
Forward Air Corp. *	1,100	44,022
Gol Linhas Aereas Inteligentes SA ADR (Brazil) *	2,340	47,502
Northwest Airlines Corp. + *	21,600	177,336
		459,694

Apparel, Textiles & Shoes — 0.6%
Quiksilver, Inc. *	12,310	312,920

Automotive & Parts — 1.0%
LKQ Corp. *	17,522	320,127
Visteon Corp. +	22,000	175,780
		495,907

Banking, Savings & Loans — 5.7%
Advanta Corp. Cl. B	11,700	283,023
Amcore Financial, Inc.	7,170	203,485
Bank of Hawaii Corp.	2,000	94,500
City National Corp.	4,800	311,760
Financial Federal Corp. *	24,825	930,441
Hancock Holding Co.	6,600	209,814
Providian Financial Corp. + *	17,500	271,950
Southwest Bancorp. of Texas, Inc.	22,050	444,087
UMB Financial Corp.	200	9,534
Westcorp	3,500	148,820
		2,907,414

Beverages — 1.0%
Peet’s Coffee & Tea, Inc. *	1,480	34,617
The Robert Mondavi Corp. *	11,800	462,206
		496,823

Broadcasting, Publishing & Printing — 1.0%
Lin TV Corp. Cl. A *	6,800	132,464
LodgeNet Entertainment Corp. *	7,300	96,360
Playboy Enterprises, Inc. Cl. B *	15,600	156,624
TiVo, Inc. + *	17,420	115,320
		500,768

Building Materials & Construction — 0.1%
Eagle Materials, Inc.	510	36,363

Chemicals — 1.2%
Cytec Industries, Inc.	3,825	187,234
Minerals Technologies, Inc.	3,300	194,238

1

The Scotts Co. Cl. A *	3,750	$240,562
		622,034

Commercial Services — 8.9%
ADVO, Inc.	7,300	225,862
The Corporate Executive Board Co.	14,020	858,585
DiamondCluster International, Inc. Cl. A *	3,830	46,726
Exelixis, Inc. *	22,590	182,075
Fluor Corp. +	4,300	191,436
Harris Interactive, Inc. *	16,200	106,758
Incyte Corp. + *	23,900	230,157
ITT Educational Services, Inc. *	21,150	762,457
Jackson Hewitt Tax Service, Inc.	3,540	71,614
Maximus, Inc. *	6,675	192,307
MemberWorks, Inc. + *	12,850	337,184
MPS Group, Inc. *	3,750	31,537
Navigant Consulting, Inc. *	2,380	52,265
Netease.com, Inc. Sponsored ADR (China) + *	8,650	328,094
Neurocrine Biosciences, Inc. *	30	1,415
Service Corp. International *	8,610	53,468
Sotheby’s Holdings, Inc. Cl. A *	1,810	28,453
Stericycle, Inc. *	13,460	617,814
Washington Group International, Inc. *	6,840	236,801
		4,555,008

Communications — 2.0%
American Tower Corp. Cl. A *	6,320	97,012
Crown Castle International Corp. *	6,940	103,267
EFJ, Inc. *	2,950	19,765
Harmonic, Inc. *	18,200	121,030
McData Corp. Cl. A *	14,900	74,947
Openwave Systems, Inc. *	27,910	246,166
Plantronics, Inc.	810	35,024
Polycom, Inc. *	2,520	49,946
Sirius Satellite Radio, Inc. *	11,500	36,800
Westell Technologies, Inc. Cl. A *	44,100	227,997
		1,011,954

Computer Integrated Systems Design — 1.7%
Avid Technology, Inc. *	12,250	574,157
IDX Systems Corp. *	7,300	236,885
Sapient Corp. *	7,040	53,715
		864,757

Computer Related Services — 3.5%
Acxiom Corp.	17,710	420,435
Checkfree Corp. *	37,242	1,030,486
Ingram Micro, Inc. Cl. A *	15,600	251,160
Manhattan Associates, Inc. *	3,200	78,144
Sierra Wireless *	1,150	20,470
		1,800,695

Computers & Information — 1.0%
Extreme Networks, Inc. *	26,900	119,705

2

Foundry Networks, Inc. *	5,700	$54,093
Scientific Games Corp. Cl. A *	16,250	310,375
		484,173

Containers — 0.4%
Pactiv Corp. *	9,500	220,875

Cosmetics & Personal Care — 0.4%
Nu Skin Enterprises, Inc. Cl. A	9,310	218,878

Data Processing & Preparation — 1.9%
The BISYS Group, Inc. + *	14,100	206,001
CSG Systems International, Inc. *	1,800	27,738
Factset Research Systems, Inc.	14,825	714,565
		948,304

Electrical Equipment & Electronics — 8.4%
Aeroflex, Inc. *	8,210	86,780
Agere Systems, Inc. Cl. A *	138,800	145,740
Credence Systems Corp. *	14,500	104,400
Cree, Inc. + *	27,600	842,628
ESCO Technologies, Inc. *	620	42,011
Fairchild Semiconductor International, Inc. Cl. A *	2,130	30,182
FuelCell Energy, Inc. + *	17,390	178,247
Gentex Corp. +	19,200	674,496
Graftech International Limited *	4,510	62,914
MEMC Electronic Materials, Inc. *	7,590	64,363
Microsemi Corp. *	2,560	36,096
Moog, Inc. Cl. A *	7,640	277,332
ON Semiconductor Corp. *	56,800	177,784
SBS Technologies, Inc. *	4,270	52,094
Semtech Corp. *	1,560	29,905
Sigmatel, Inc. + *	31,940	677,447
SiRF Technology Holdings, Inc. *	650	9,250
Teledyne Technologies, Inc. *	9,300	232,872
Visx, Inc. *	28,000	576,800
		4,301,341

Energy — 4.7%
Arch Coal, Inc.	1,320	46,847
Cabot Oil & Gas Corp. Cl. A	1,540	69,146
CAL Dive International, Inc. *	3,400	121,108
Grey Wolf, Inc. + *	58,300	285,087
Newfield Exploration Co. *	15,200	930,848
Patina Oil & Gas Corp.	1,050	31,049
Peabody Energy Corp. +	3,400	202,300
Premcor, Inc. *	4,300	165,550
TETRA Technologies, Inc. *	7,800	242,190
UGI Corp.	6,300	234,738
Whiting Petroleum Corp. *	2,170	65,968
		2,394,831

Entertainment & Leisure — 1.5%
AMC Entertainment, Inc. *	16,000	306,240

3

Callaway Golf Co. +	12,400	$131,068
Churchill Downs, Inc.	4,400	172,260
Lions Gate Entertainment Corp. *	6,420	55,854
World Wrestling Entertainment, Inc.	7,300	89,206
		754,628

Environmental Controls — 0.1%
Input/Output, Inc. *	3,010	31,033

Financial Services — 3.9%
Affiliated Managers Group, Inc. + *	5,050	270,377
The Chicago Mercantile Exchange +	6,100	983,930
IndyMac Bancorp, Inc. +	7,100	257,020
Investment Technology Group, Inc. *	15,050	230,265
Ventas, Inc.	9,000	233,280
		1,974,872

Foods — 0.9%
Panera Bread Co. Cl. A + *	10,000	375,400
Wild Oats Markets, Inc. *	11,900	102,816
		478,216

Healthcare — 8.6%
Allscripts Healthcare Solutions, Inc. + *	27,029	243,261
American Healthways, Inc. + *	35,250	1,026,128
AmSurg Corp. *	31,500	667,170
Genesis HealthCare Corp. *	10,390	315,960
Human Genome Sciences, Inc. *	20,000	218,200
Humana, Inc. *	14,900	297,702
Manor Care, Inc.	8,100	242,676
Matria Healthcare, Inc. + *	6,100	172,691
Odyssey Healthcare, Inc. + *	48,600	862,650
Symbion, Inc. *	2,020	32,532
Triad Hospitals, Inc. *	9,600	330,624
		4,409,594

Home Construction, Furnishings & Appliances — 2.1%
Fossil, Inc. *	24,500	758,030
Furniture Brands International, Inc.	7,925	198,759
Helen of Troy Limited *	1,460	39,741
Standard-Pacific Corp.	1,130	63,698
		1,060,228

Household Products — 0.4%
Ferro Corp.	8,900	194,109

Information Retrieval Services — 1.8%
Agile Software Corp. *	22,020	174,619
Ask Jeeves, Inc. *	1,670	54,626
CoStar Group, Inc. + *	7,950	391,061
Intergraph Corp. + *	10,800	293,436
		913,742

4

Insurance — 1.0%
American Equity Investment Life Holding Co.	2,710	$25,718
Arch Capital Group Limited *	790	30,763
HealthExtras, Inc. *	1,430	19,934
Platinum Underwriters Holdings Limited	910	26,645
Reinsurance Group of America, Inc.	4,900	201,880
USI Holdings Corp. + *	14,530	198,335
		503,275

Internet Software — 0.2%
webMethods, Inc. *	22,900	121,828

Lodging — 2.0%
Aztar Corp. *	7,100	188,150
La Quinta Corp. *	14,920	116,376
Vail Resorts, Inc. *	39,550	714,669
		1,019,195

Machinery & Components — 2.1%
Agco Corp. *	11,600	262,392
Chicago Bridge & Iron Co. NV	10,200	305,898
Kennametal, Inc.	4,500	203,175
Techtronic Industries Co. Sponsored ADR (Hong Kong) +	29,320	288,573
		1,060,038

Medical Supplies — 2.6%
Abaxis, Inc. *	1,350	17,564
Arrow International, Inc.	7,700	230,230
CONMED Corp. *	7,500	197,250
CTI Molecular Imaging, Inc. *	16,300	131,541
Kensey Nash Corp. *	6,100	159,759
PSS World Medical, Inc. *	18,600	186,744
Resmed, Inc. *	7,400	352,314
Respironics, Inc. *	510	27,254
Zoll Medical Corp. *	1,060	35,393
		1,338,049

Metals & Mining — 1.0%
Carpenter Technology	6,490	309,833
Precision Castparts Corp.	3,600	216,180
		526,013

Pharmaceuticals — 3.0%
Abgenix, Inc. *	13,630	134,392
Alkermes, Inc. + *	12,680	146,327
Amylin Pharmaceuticals, Inc. *	1,120	22,982
Angiotech Pharmaceuticals, Inc. *	10,950	221,957
Atherogenics, Inc. *	1,780	58,651
EPIX Pharmaceuticals, Inc. *	21,100	407,441
ICOS Corp. *	990	23,899
The Medicines Co. + *	6,780	163,669
NPS Pharmaceuticals, Inc. *	1,260	27,443
Salix Pharmaceuticals Limited *	1,170	25,178

5

VCA Antech, Inc. *	14,350	$296,041
		1,527,980

Prepackaged Software — 7.0%
Blackboard, Inc. *	13,000	223,080
Cerner Corp. + *	17,075	738,665
Dendrite International, Inc. *	49,150	792,298
Embarcadero Technologies, Inc. *	2,510	21,235
EPIQ Systems, Inc. + *	15,490	241,334
Hyperion Solutions Corp. + *	4,800	163,152
Informatica Corp. *	14,300	83,655
MicroStrategy, Inc. Cl. A *	7,900	324,611
NAVTEQ Corp. *	930	33,145
Red Hat, Inc. + *	23,280	284,947
Take-Two Interactive Software, Inc. + *	17,150	563,378
THQ, Inc. *	1,990	38,725
Verint Systems, Inc. *	1,710	62,996
		3,571,221

Real Estate — 0.1%
CB Richard Ellis Group, Inc. Cl. A *	1,330	30,723

Restaurants — 0.6%
Landry’s Restaurants, Inc.	1,550	42,300
RARE Hospitality International, Inc. *	8,790	234,254
Red Robin Gourmet Burgers, Inc. *	510	22,272
		298,826

Retail — 3.1%
A.C. Moore Arts & Crafts, Inc. *	1,800	44,514
Borders Group, Inc.	9,300	230,640
Foot Locker, Inc.	16,000	379,200
Insight Enterprises, Inc. *	2,340	39,406
Kenneth Cole Productions, Inc. Cl. A	1,020	28,703
O’Reilly Automotive, Inc. *	15,395	589,475
Tuesday Morning Corp. *	8,650	267,458
		1,579,396

Telephone Utilities — 1.1%
General Communication, Inc. Cl. A *	20,200	182,810
Nextel Partners, Inc. Cl. A + *	15,300	253,674
Rural Cellular Corp. Cl. A + *	21,500	148,135
		584,619

Transportation — 3.3%
Arkansas Best Corp.	1,686	61,741
CNF, Inc.	4,800	196,752
J.B. Hunt Transport Services, Inc.	20,800	772,512
Kansas City Southern + *	31,125	472,166
Knight Transportation, Inc. *	1,940	41,555
OMI Corp.	1,760	28,195
Sirva, Inc. *	2,960	67,784
Yellow Roadway Corp. *	990	46,421
		1,687,126

TOTAL EQUITIES
(Cost $39,370,903)		47,183,040

6

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 30.7%
Cash Equivalents — 23.2% **
American AAdvanage Select Money Market Fund		$161,940	$161,940
Bank of America Bank Note
1.875%	10/19/2004	524,241	524,241
Bank of America Bank Note
1.880%	12/23/2004	403,262	403,262
Bank of Montreal Eurodollar Time Deposit
1.760%	10/25/2004	70,682	70,682
Bank of Nova Scotia Eurodollar Time Deposit
1.770%	10/25/2004	322,609	322,609
Bank of Nova Scotia Eurodollar Time Deposit
1.800%	11/23/2004	203,648	203,648
Bank of the West Eurodollar Time Deposit
1.790%	11/10/2004	322,609	322,609
BGIF Institutional Money Market Fund		1,451,743	1,451,743
Calyon Eurodollar Time Deposit
1.610%	10/22/2004	628,283	628,283
Calyon Eurodollar Time Deposit
1.700%	11/24/2004	4,033	4,033
Canadian Imperial Bank of Commerce Bank Note
2.000%	05/18/2005	806,525	806,525
Citigroup Eurodollar Time Deposit
1.865%	12/20/2004	483,914	483,914
Den Danske Bank Eurodollar Time Deposit
1.640%	10/08/2004	80,652	80,652
Dexia Group Eurodollar Time Deposit
1.505%	10/01/2004	40,327	40,327
Dreyfus Cash Management Plus, Inc. Money Market Fund		241,957	241,957
Fortis Bank Eurodollar Time Deposit
1.620%	10/05/2004	120,979	120,979
Fortis Bank Eurodollar Time Deposit
1.690%	10/14/2004	362,936	362,936
Fortis Bank Eurodollar Time Deposit
1.730%	10/15/2004	241,151	241,151
Freddie Mac Agency Discount Note
1.672%	10/05/2004	725,124	725,124
General Electric Capital Corp.
1.623%	10/08/2004	241,958	241,958
General Electric Capital Corp.
1.652%	10/08/2004	282,284	282,284
Harris Trust & Savings Bank Eurodollar Time Deposit
1.760%	10/29/2004	322,609	322,609

7

Keybank Eurodollar Time Deposit
1.850%	10/01/2004	$161,305	$161,305
Merrill Lynch Premier Institutional Money Market Fund		182,867	182,867
Merrimac Cash Fund, Premium Class		725,872	725,872
Morgan Stanley Dean Witter & Co.
1.955%	10/22/2004	532,306	532,306
Royal Bank of Canada Eurodollar Time Deposit
1.750%	10/05/2004	403,262	403,262
Royal Bank of Canada Eurodollar Time Deposit
1.780%	11/10/2004	322,609	322,609
Royal Bank of Scotland Eurodollar Time Deposit
1.600%	10/13/2004	322,609	322,609
Royal Bank of Scotland Eurodollar Time Deposit
1.650%	10/29/2004	580,698	580,698
Royal Bank of Scotland Eurodollar Time Deposit
1.670%	11/02/2004	442,782	442,782
Toronto Dominion Bank Eurodollar Time Deposit
1.700%	11/08/2004	120,978	120,978
			11,838,754

Repurchase Agreement — 7.5%
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)		3,814,286	3,814,286

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			15,653,040

TOTAL INVESTMENTS — 123.2%
(Cost $55,023,943) ***			$62,836,080

Other Assets/(Liabilities) — (23.2%)			(11,831,503)

NET ASSETS — 100.0%			$51,004,577

Notes to Portfolio of Investments

ADR - American Depository Receipt.

*                                         Non-income producing security.

**                                  Represents investments of security lending collateral. (Note 2).

***                           See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $3,814,421.  Collateralized by U.S. Government Agency obligation with a rate of 2.31%, maturity date of 03/15/2032, and an aggregate market value, including accrued interest, of  $4,005,808.

+                                         Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the portfolio of investments.

8

MML Emerging Growth Fund — Portfolio of Investments

September 30, 2004 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 92.6%
Advertising — 1.8%
Jupitermedia Corp. *	4,300	$76,540
Valueclick, Inc. *	14,550	137,352
		213,892

Aerospace & Defense — 0.4%
Engineered Support Systems, Inc.	1,050	47,922

Air Transportation — 0.9%
Forward Air Corp. *	2,600	104,052

Apparel, Textiles & Shoes — 6.5%
bebe stores, inc.	6,275	132,528
Deckers Outdoor Corp. *	4,400	149,600
Guess ?, Inc. *	5,050	89,940
Hot Topic, Inc. *	2,300	39,192
Jos. A. Bank Clothiers, Inc. *	2,800	77,504
Oxford Industries, Inc.	3,400	126,650
Urban Outfitters, Inc. *	4,200	144,480
		759,894

Banking, Savings & Loans — 2.5%
Nara Bancorp, Inc.	3,550	71,532
PrivateBancorp, Inc.	2,050	55,268
Signature Bank *	400	10,700
Silicon Valley Bancshares *	2,300	85,491
UCBH Holdings, Inc.	1,800	70,326
		293,317

Building Materials & Construction — 0.6%
Merge Technologies, Inc. *	3,950	68,177

Commercial Services — 8.8%
51job, Inc. ADR (China) *	300	6,225
Aaron Rents, Inc.	3,625	78,880
Bright Horizons Family Solutions, Inc. *	1,400	76,006
eResearch Technology, Inc. *	4,737	63,144
Global Payments, Inc.	2,000	107,100
Heidrick & Struggles International, Inc. *	2,950	85,019
Magellan Health Services, Inc. *	1,050	38,388
Marlin Business Services Corp. *	3,350	62,846
MPS Group, Inc. *	8,150	68,541
Navigant Consulting, Inc. *	7,350	161,406
Netease.com, Inc. Sponsored ADR (China) *	1,400	53,102
Resources Connection, Inc. *	2,450	92,561
Universal Technical Institute, Inc. *	2,650	79,977
Wind River Systems, Inc. *	5,000	61,000
		1,034,195

Communications — 2.7%
Alvarion Limited *	4,800	62,112

1

AudioCodes Limited *	6,850	$86,241
Ditech Communications Corp. *	5,500	123,145
Openwave Systems, Inc. *	3,800	33,516
Research In Motion Limited *	200	15,268
		320,282

Computer Integrated Systems Design — 0.2%
Cogent, Inc. *	1,150	20,953

Computer Programming Services — 2.0%
Jamdat Mobile, Inc. *	2,550	58,828
Macromedia, Inc. *	2,800	56,224
Shanda Interactive Entertainment Limited ADR (Cayman Islands) *	5,000	120,000
		235,052

Computer Related Services — 1.9%
Checkfree Corp. *	3,200	88,544
CNET Networks, Inc. *	14,900	136,335
		224,879

Computers & Information — 2.4%
M-Systems Flash Disk Pioneers Limited *	8,600	142,072
PalmOne, Inc. *	1,150	35,006
Scientific Games Corp. Cl. A *	5,300	101,230
		278,308

Electrical Equipment & Electronics — 8.5%
August Technology Corp. *	6,900	47,403
Ceradyne, Inc. *	2,575	113,068
Credence Systems Corp. *	4,600	33,120
FormFactor, Inc. *	7,400	143,338
Ixia *	5,250	51,030
Littelfuse, Inc. *	1,000	34,530
O2Micro International Limited *	5,850	62,829
OmniVision Technologies, Inc. *	3,200	45,280
Photon Dynamics, Inc. *	2,800	56,840
Power Integrations, Inc. *	2,450	50,053
Sigmatel, Inc. *	4,900	103,929
Tessera Technologies, Inc. *	7,200	159,120
Virage Logic Corp. *	8,000	98,640
		999,180

Energy — 2.7%
CAL Dive International, Inc. *	2,700	96,174
Denbury Resources, Inc. *	3,200	81,280
Unit Corp. *	3,900	136,812
		314,266

Entertainment & Leisure — 0.7%
Multimedia Games, Inc. *	5,100	79,050

Financial Services — 3.0%
Accredited Home Lenders Holding Co. *	1,550	59,706

2

Affiliated Managers Group, Inc. *	1,350	$72,279
Boston Private Financial Holdings, Inc.	4,850	121,056
First Cash Financial Services, Inc. *	4,875	97,646
		350,687

Healthcare — 3.2%
American Healthways, Inc. *	4,050	117,895
Matria Healthcare, Inc. *	3,500	99,085
Odyssey Healthcare, Inc. *	1,100	19,525
United Surgical Partners International, Inc. *	2,950	101,332
VistaCare, Inc. Cl. A *	2,700	41,337
		379,174

Heavy Machinery — 0.4%
ASV, Inc. *	200	7,486
Hydril *	800	34,360
		41,846

Information Retrieval Services — 4.7%
Ask Jeeves, Inc. *	2,350	76,868
Audible, Inc. *	300	5,379
Autobytel, Inc. *	7,850	70,414
CoStar Group, Inc. *	1,750	86,082
Infospace, Inc. *	6,500	308,035
		546,778

Insurance — 2.3%
AMERIGROUP Corp. *	1,700	95,625
Centene Corp. *	1,800	76,644
HealthExtras, Inc. *	4,400	61,336
ProAssurance Corp. *	1,050	36,771
		270,376

Internet Software — 1.1%
WebEx Communications, Inc. *	5,950	129,829

Lodging — 1.5%
Four Seasons Hotels, Inc.	1,400	89,740
Station Casinos, Inc.	1,650	80,916
		170,656

Machinery & Components — 1.8%
Axcelis Technologies, Inc. *	5,800	48,024
Grant Prideco, Inc. *	6,550	134,210
Ultratech, Inc. *	2,100	32,907
		215,141

Medical Supplies — 4.8%
Advanced Neuromodulation Systems, Inc. *	3,200	97,120
American Medical Systems Holdings, Inc. *	2,375	86,141
BEI Technologies, Inc.	2,700	73,980
Closure Medical Corp. *	3,800	54,112
Cytyc Corp. *	4,800	115,920
Inamed Corp. *	800	38,136

3

Intuitive Surgical, Inc. *	2,450	$60,638
Ventana Medical Systems, Inc. *	800	40,352
		566,399

Metals & Mining — 1.9%
Brush Engineered Materials, Inc. *	500	10,355
Maverick Tube Corp. *	3,150	97,052
Steel Dynamics, Inc.	2,900	111,998
		219,405

Pharmaceuticals — 10.4%
Able Laboratories, Inc. *	5,600	107,296
Alexion Pharmaceuticals, Inc. *	8,300	149,400
Angiotech Pharmaceuticals, Inc. *	6,550	132,769
Atherogenics, Inc. *	1,650	54,368
Cypress Bioscience, Inc. *	4,150	48,431
Discovery Laboratories, Inc. *	12,600	84,420
EPIX Pharmaceuticals, Inc. *	2,600	50,206
Inspire Pharmaceuticals, Inc. *	5,750	90,448
The Medicines Co. *	1,400	33,796
Nabi Biopharmaceuticals *	8,350	111,723
Nuvelo, Inc. *	7,000	69,160
QLT, Inc. *	4,000	66,600
Regeneration Technologies, Inc. *	5,000	40,100
Rigel Pharmaceuticals, Inc. *	5,000	126,500
Salix Pharmaceuticals Limited *	2,725	58,642
		1,223,859

Photography Equipment/Supplies — 0.5%
Sonic Solutions, Inc. *	3,900	63,648

Prepackaged Software — 5.4%
Altiris, Inc. *	6,450	204,143
Dendrite International, Inc. *	5,750	92,690
Epicor Software Corp. *	3,500	42,105
Magma Design Automation, Inc. *	8,050	121,394
MicroStrategy, Inc. Cl. A *	1,100	45,199
Open Solutions, Inc. *	3,400	84,898
Quest Software, Inc. *	4,200	46,704
		637,133

Restaurants — 1.6%
P.F. Chang’s China Bistro, Inc. *	1,750	84,858
RARE Hospitality International, Inc. *	3,950	105,268
		190,126

Retail — 2.2%
Blue Nile, Inc. *	1,100	37,048
Cost Plus, Inc. *	1,700	60,146
eCost.com, Inc. *	1,900	14,269
Kenneth Cole Productions, Inc. Cl. A	4,150	116,781
Tractor Supply Co. *	1,100	34,584
		262,828

4

Retail - Internet — 1.3%
Priceline.com, Inc. *	6,933	$153,705

Telephone Utilities — 1.7%
j2 Global Communications, Inc. *	3,350	105,827
Novatel Wireless, Inc. *	3,850	90,475
		196,302

Toys, Games — 0.6%
K2, Inc. *	4,850	69,404

Transportation — 1.6%
Old Dominion Freight Line, Inc. *	2,050	59,061
UTI Worldwide, Inc.	2,200	129,382
		188,443

TOTAL EQUITIES
(Cost $10,572,894)		10,869,158

	Number of Shares	Market Value
WARRANTS - 0.0%
Broadcasting, Publishing & Printing
IAC/InterActiveCorp *	96	$1,814

TOTAL WARRANTS
(Cost $862)		1,814

TOTAL LONG TERM INVESTMENTS
(Cost $10,573,756)		10,870,972

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 7.4%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 09/30/2004, 1.27%, due 10/01/2004 (a)	$863,200	$863,200

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		863,200

TOTAL INVESTMENTS — 100.0%
(Cost $11,436,956) **		$11,734,172

Other Assets/(Liabilities) — 0.0%		1,548

NET ASSETS — 100.0%		$11,735,720

Notes to Portfolio of Investments

ADR - American Depository Receipt.

5

*                                         Non-income producing security.

**                                  See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $863,230. Collaterized by U.S. Government Agency obligation with a rate of 6.458%, maturity date of 02/01/2030, and an aggregate market value, including accrued interest, of $906,360.

The accompanying notes are an integral part of the portfolio of investments.

6

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MML Series Investment Fund (“MML Trust”’) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”’), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are fourteen series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Money Market Fund (“Money Market Fund”), MML Managed Bond Fund (“Managed Bond Fund”), MML Blend Fund (“Blend Fund”), MML Equity Fund (“Equity Fund”), MML Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MML Large Cap Value Fund (“Large Cap Value Fund”), MML Equity Index Fund (“Equity Index Fund”), MML Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MML Growth Equity Fund (“Growth Equity Fund”), MML OTC 100 Fund (“OTC 100 Fund”), MML Small Cap Equity Fund (“Small Cap Equity Fund”), MML Small Company Opportunities Fund (“Small Company Opportunities Fund”), MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”) and MML Emerging Growth Fund (“Emerging Growth Fund”).

The MML Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual”) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Equity Index Fund offers three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment
Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which

1

determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds except the Money Market Fund, short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Valuation methods approved by the Trust’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

Securities Lending

All funds except the Money Market Fund may lend their securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the remaining Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At September 30, 2004, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral

Managed Bond Fund	$31,549,467	$32,272,874
Blend Fund	41,623,252	43,165,730
Equity Fund	92,033,975	94,873,209
Large Cap Value Fund	5,583,317	5,743,095
Equity Index Fund	23,500,639	24,499,406
Growth Equity Fund	1,618,582	1,671,600
Small Cap Equity Fund	7,695,138	8,025,576
Small Company Opportunities Fund	1,784,663	1,863,749
Small Cap Growth Equity Fund	11,348,221	11,838,754

2

Repurchase
Agreements

All Funds except the Equity Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for
Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency
Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign
Currency
Contracts

All funds except the Money Market and Equity Funds may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency

3

contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At September 30, 2004, the Funds had no open forward foreign currency contracts.

Forward
Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Forward commitments are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At September 30, 2004, the Funds had no open forward commitments.

Financial Futures
Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for

4

delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Equity Index Fund at September 30, 2004, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

BUYS
14	S&P 500 Index	12/16/04	$3,902,150	$(16,209)

3. Federal Income Tax Information
At September 30, 2004, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Managed Bond Fund	$399,825,147	$12,343,839	$(3,373,952)	$8,969,887
Blend Fund	903,540,203	152,108,107	(10,587,361)	141,520,746
Equity Fund	1,159,162,593	246,753,503	(10,882,407)	235,871,096
Inflation-Protected Bond Fund	68,150,620	1,590,882	(88,508)	1,502,374
Large Cap Value Fund	66,909,052	10,621,343	(1,321,982)	9,299,361
Equity Index Fund	418,726,871	52,974,697	(57,659,332)	(4,684,635)
Enhanced Index Core Equity Fund	15,568,351	1,207,934	(451,542)	756,392
Growth Equity Fund	23,206,491	1,032,885	(1,034,111)	(1,226)
OTC 100 Fund	9,827,892	1,617,648	(612,688)	1,004,960
Small Cap Equity Fund	81,857,847	18,601,294	(3,651,270)	14,950,024
Small Company Opportunities Fund	45,430,786	7,452,835	(2,691,766)	4,761,069
Small Cap Growth Equity Fund	55,023,943	9,975,297	(2,163,160)	7,812,137
Emerging Growth Fund	11,436,956	1,025,096	(727,880)	297,216

5

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/David W. O’Leary
David W. O’Leary, President and Principal Executive Officer
Date	11/17/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/David W. O’Leary
David W. O’Leary, President and Principal Executive Officer
Date	11/17/2004

By	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer
Date	11/17/2004

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